    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 21, 2013

                                                             FILE NO. 333-155092

                                                                       811-07273

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 10                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 84                                                            /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                  SUN-JIN MOON
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 BROAD STREET
                                NEWARK, NJ 07102

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
             REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT
        TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/X/   immediately upon filing pursuant to paragraph (b) of Rule 485
/ /   on       , 2013 pursuant to paragraph (b) of Rule 485
/ /   60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /   on     , 2012 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A of Post-Effective Amendment No. 10 is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-155092), as filed on April 22, 2013. A Supplement to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 10 does not supersede Post-Effective Amendment No. 9 as filed on April 22, 2013.

                                     PART A

                         SUPPLEMENT TO YOUR PROSPECTUS

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the "Board") on June 18, 2013, the Board approved certain changes to the Hartford Money Market HLS Fund (the "Fund"). Specifically, the Board approved, among other things, changes to the Fund's name, investment objective and principal investment strategy.

Effective on or about October 21, 2013, the Fund will: (i) cease to operate as a money market fund; (ii) no longer seek to maintain a stable $1.00 NAV per share (the NAV will fluctuate daily); and (iii) be renamed the Hartford Ultrashort Bond HLS Fund, and be managed as an ultra-short bond fund.

Any policy or rider provision or administrative program that requires Policy Value to be allocated to a money market fund will utilize the Fidelity VIP Money Market Fund effective on or after September 16, 2013. Any Policy Value allocated to the Hartford Money Market HLS Fund prior to September 16, 2013 pursuant to a contractual provision that requires Policy Value to be allocated to a money market fund can remain in the Fund and will not be automatically transferred to the Fidelity VIP Money Market Fund.

I. NAME CHANGE -- HARTFORD MONEY MARKET HLS FUND

The name of the Hartford Money Market HLS Fund will change to the Hartford Ultrashort Bond HLS Fund. Any reference in your Prospectus to the Fund will be deleted and replaced with the Hartford Ultrashort Bond HLS Fund.

II. FUND OBJECTIVE AND INVESTMENT ADVISER/SUB-ADVISER CHANGE

Under "The Funds" section of your prospectus, the information for the Hartford Money Market HLS Fund in the table is deleted and replaced with the following:

FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                   INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford Ultrashort Bond HLS      Seeks total return and income consistent with           Hartford Funds Management Company, LLC
Fund -- Class IA                  preserving capital and maintaining liquidity.           Sub-advised by Wellington Management
                                                                                          Company, LLP

III. FUND ADD -- FIDELITY VIP MONEY MARKET FUND

Effective on or about September 16, 2013, the Fidelity VIP Money Market Fund Sub-Account is added as an investment option under your Policy.

The following fund fees are added to the "Investment Management Fees and Other Expenses" table of your prospectus:

                                                                 DISTRIBUTION
                                                                    AND/OR                                          TOTAL
                                                                    SERVICE                                        ANNUAL
                                          MANAGEMENT                (12B-1)                  OTHER                OPERATING
UNDERLYING FUND                               FEE                    FEES                  EXPENSES               EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Fund --
Service Class                                0.17%                   0.10%                   0.09%                  0.36%

The following fund objective is added to the table under "The Funds" section your prospectus:

FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                   INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Fund    Seeks as high a level of current income as is           Fidelity Management & Research Company
-- Service Class                  consistent with preservation of capital and liquidity.  Sub-advised by Fidelity Investments
                                                                                          Money Market, Inc. and other Fidelity
                                                                                          affiliates

IV. ALLOCATION OF PREMIUM PAYMENTS AND INITIAL NET PREMIUM

The sections "Allocation of Premium Payments" and "Initial Net Premium" are deleted and replaced with the following:

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. With respect to any initial premium payment received before the issuance of the Policy and any premium payment that is not in good order, we may temporarily hold the Premium in a suspense account and we may earn interest on such amount. You will not be credited interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.

After the Policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and prior to September 16, 2013 will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and on or after September 16, 2013 will be applied to the Fidelity VIP Money Market Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Effective on or after October 21, 2013, the Hartford Money Market HLS Fund will be renamed the Hartford Ultrashort Bond HLS Fund. Any Policy Value still allocated to the Hartford Money Market HLS Fund on or after October 21, 2013 pursuant to the Free-Look Period, will remain in the Hartford Ultrashort Bond HLS Fund until the end of the Free-Look Period.

Upon expiration of the Free-Look Period, we will automatically allocate the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

V. ACCUMULATION UNITS

Under the "Accumulation Units" section of your Prospectus, under the second paragraph, the reference to the Hartford Money Market Sub-Account is deleted and replaced with the Money Market Fund Sub-Account.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7612-13

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL JOINT LEGACY II (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2013 AS AMENDED OCTOBER 21, 2013
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2013 AS AMENDED OCTOBER 21, 2013

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies. Prudential is a New Jersey domiciled life insurance company with offices located in Newark, New Jersey. Prudential's mailing address is 213 Washington Street, Newark, NJ 07102. Prudential is ultimately controlled by Prudential Financial, Inc.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 10, 2013, except for Note 15, as to which the date is October 21, 2013(which report expresses an unmodified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the registration statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2012: $36,841,317; 2011:
$38,930,999; and 2010: $13,691,277. HESCO did not retain any of these underwriting commissions.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

ADDITIONAL FINANCIAL STATEMENT INFORMATION

The financial statements of the Company and the Separate Account for year ended December 31, 2012 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You can also access the information for Hartford Life and Annuity Insurance Company at www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

Report of Independent Registered Public Accounting Firm

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO            VALUE PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 60,851                    524,094                    300,467
                                               ==========                 ==========                 ==========
  Cost                                           $654,899                 $9,301,951                 $4,465,860
                                               ==========                 ==========                 ==========
  Market value                                   $730,826                 $6,729,371                 $5,282,213
 Due from Sponsor Company                              69                      7,056                      7,052
 Receivable from fund shares sold                      --                         --                         --
 Other assets                                          --                          1                         --
                                               ----------                 ----------                 ----------
 Total assets                                     730,895                  6,736,428                  5,289,265
                                               ----------                 ----------                 ----------
LIABILITIES:
 Due to Sponsor Company                                --                         --                         --
 Payable for fund shares purchased                     69                      7,056                      7,052
 Other liabilities                                      1                         --                          1
                                               ----------                 ----------                 ----------
 Total liabilities                                     70                      7,056                      7,053
                                               ----------                 ----------                 ----------
NET ASSETS:
 For contract liabilities                        $730,825                 $6,729,372                 $5,282,212
                                               ==========                 ==========                 ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     65,123                    859,338                    360,757
 Minimum unit fair value #*                    $11.222162                  $7.830881                 $14.642002
 Maximum unit fair value #*                    $11.222162                  $7.830881                 $14.642002
 Contract liability                              $730,825                 $6,729,372                 $5,282,212

                                                                     ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                             VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,761                      77,144
                                                =========                  ==========
  Cost                                            $15,674                  $1,482,628
                                                =========                  ==========
  Market value                                    $18,563                  $1,308,366
 Due from Sponsor Company                              --                       3,891
 Receivable from fund shares sold                      --                          --
 Other assets                                          --                           1
                                                ---------                  ----------
 Total assets                                      18,563                   1,312,258
                                                ---------                  ----------
LIABILITIES:
 Due to Sponsor Company                                --                          --
 Payable for fund shares purchased                     --                       3,891
 Other liabilities                                     --                          --
                                                ---------                  ----------
 Total liabilities                                     --                       3,891
                                                ---------                  ----------
NET ASSETS:
 For contract liabilities                         $18,563                  $1,308,367
                                                =========                  ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      1,910                     144,012
 Minimum unit fair value #*                     $9.717865                   $9.085135
 Maximum unit fair value #*                     $9.717865                   $9.085135
 Contract liability                               $18,563                  $1,308,367

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                CORE                  HIGH             INTERNATIONAL
                                            EQUITY FUND            YIELD FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               50,690                 2,871               321,357
                                             ==========            ==========            ==========
  Cost                                       $1,253,994               $15,065            $8,116,444
                                             ==========            ==========            ==========
  Market value                               $1,527,782               $16,108            $9,650,334
 Due from Sponsor Company                           159                    --                 9,537
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                     1
                                             ----------            ----------            ----------
 Total assets                                 1,527,941                16,108             9,659,872
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  159                    --                 9,537
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                  159                    --                 9,537
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,527,782               $16,108            $9,650,335
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   87,159                 1,397               903,449
 Minimum unit fair value #*                  $17.528629            $11.528309            $10.681661
 Maximum unit fair value #*                  $17.528629            $11.528309            $10.681661
 Contract liability                          $1,527,782               $16,108            $9,650,335

                                            INVESCO V.I.          INVESCO V.I.
                                            MID CAP CORE           SMALL CAP
                                            EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              480,303               321,390
                                             ==========            ==========
  Cost                                       $5,989,596            $5,050,942
                                             ==========            ==========
  Market value                               $6,104,657            $6,006,783
 Due from Sponsor Company                         3,559                11,814
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 6,108,216             6,018,597
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                3,559                11,814
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                                3,560                11,814
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $6,104,656            $6,006,783
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  325,371               384,884
 Minimum unit fair value #*                  $18.762126            $15.606747
 Maximum unit fair value #*                  $18.762126            $15.606747
 Contract liability                          $6,104,656            $6,006,783

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  INVESCO V.I.
                                            INVESCO V.I.         BALANCED RISK          INVESCO V.I.
                                               GLOBAL              ALLOCATION           DIVERSIFIED
                                          REAL ESTATE FUND            FUND             DIVIDEND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (1)
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               38,511               270,727                 2,953
                                             ==========            ==========            ==========
  Cost                                         $510,522            $3,143,167               $44,594
                                             ==========            ==========            ==========
  Market value                                 $595,760            $3,424,697               $48,073
 Due from Sponsor Company                           954                    13                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   596,714             3,424,710                48,073
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  954                    13                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                  954                    13                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $595,760            $3,424,697               $48,073
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   35,213               278,203                 4,147
 Minimum unit fair value #*                  $16.918723            $12.310062            $11.592516
 Maximum unit fair value #*                  $16.918723            $12.310062            $11.592516
 Contract liability                            $595,760            $3,424,697               $48,073


                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                              REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO         BOND FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 64,515                 172,171
                                               ==========              ==========
  Cost                                           $776,888              $1,965,813
                                               ==========              ==========
  Market value                                   $792,240              $2,112,544
 Due from Sponsor Company                             443                  10,017
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                               ----------              ----------
 Total assets                                     792,683               2,122,561
                                               ----------              ----------
LIABILITIES:
 Due to Sponsor Company                                --                      --
 Payable for fund shares purchased                    443                  10,017
 Other liabilities                                     --                      --
                                               ----------              ----------
 Total liabilities                                    443                  10,017
                                               ----------              ----------
NET ASSETS:
 For contract liabilities                        $792,240              $2,112,544
                                               ==========              ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     35,515                 165,647
 Minimum unit fair value #*                    $22.307313              $12.753310
 Maximum unit fair value #*                    $22.307313              $12.753310
 Contract liability                              $792,240              $2,112,544

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS                               AMERICAN FUNDS
                                               GLOBAL            AMERICAN FUNDS            BLUE CHIP
                                             GROWTH AND               ASSET               INCOME AND
                                            INCOME FUND          ALLOCATION FUND          GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              387,617              1,822,039              1,972,193
                                             ==========            ===========            ===========
  Cost                                       $3,227,997            $30,038,154            $18,982,145
                                             ==========            ===========            ===========
  Market value                               $4,085,478            $33,361,544            $19,662,760
 Due from Sponsor Company                         4,709                 42,428                 23,914
 Receivable from fund shares sold                    --                     --                     --
 Other assets                                         1                     --                      1
                                             ----------            -----------            -----------
 Total assets                                 4,090,188             33,403,972             19,686,675
                                             ----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                     --
 Payable for fund shares purchased                4,709                 42,428                 23,914
 Other liabilities                                   --                     --                     --
                                             ----------            -----------            -----------
 Total liabilities                                4,709                 42,428                 23,914
                                             ----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $4,085,479            $33,361,544            $19,662,761
                                             ==========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  380,925              1,804,331              1,167,431
 Minimum unit fair value #*                  $10.725138             $18.489702             $16.842764
 Maximum unit fair value #*                  $10.725138             $18.489702             $16.842764
 Contract liability                          $4,085,479            $33,361,544            $19,662,761


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL
                                              BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             3,194,912                947,568
                                             ===========            ===========
  Cost                                       $34,377,265            $16,033,343
                                             ===========            ===========
  Market value                               $35,687,165            $22,210,995
 Due from Sponsor Company                         43,736                 14,847
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                 35,730,901             22,225,842
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                43,736                 14,847
 Other liabilities                                    --                      2
                                             -----------            -----------
 Total liabilities                                43,736                 14,849
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $35,687,165            $22,210,993
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 2,397,552             11,818,582
 Minimum unit fair value #*                   $14.884837              $1.879328
 Maximum unit fair value #*                   $14.884837              $1.879328
 Contract liability                          $35,687,165            $22,210,993

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,399,177                1,833,056                2,320,538
                                             ===========              ===========              ===========
  Cost                                       $69,134,179              $61,607,382              $39,223,245
                                             ===========              ===========              ===========
  Market value                               $84,580,260              $70,096,065              $40,887,874
 Due from Sponsor Company                         55,604                   49,373                   24,410
 Receivable from fund shares sold                     --                       --                       --
 Other assets                                         14                       --                       --
                                             -----------              -----------              -----------
 Total assets                                 84,635,878               70,145,438               40,912,284
                                             -----------              -----------              -----------
LIABILITIES:
 Due to Sponsor Company                               --                       --                       --
 Payable for fund shares purchased                55,604                   49,373                   24,410
 Other liabilities                                    --                       13                       --
                                             -----------              -----------              -----------
 Total liabilities                                55,604                   49,386                   24,410
                                             -----------              -----------              -----------
NET ASSETS:
 For contract liabilities                    $84,580,274              $70,096,052              $40,887,874
                                             ===========              ===========              ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                60,936,133               43,591,478                1,746,728
 Minimum unit fair value #*                    $1.386229                $1.607139               $20.539236
 Maximum unit fair value #*                   $17.429019               $15.646393               $23.413424
 Contract liability                          $84,580,274              $70,096,052              $40,887,874

                                                                   AMERICAN FUNDS
                                           AMERICAN FUNDS           GLOBAL SMALL
                                           NEW WORLD FUND        CAPITALIZATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of shares                               726,091                 753,006
                                             ===========             ===========
  Cost                                       $12,527,468             $11,606,659
                                             ===========             ===========
  Market value                               $16,518,577             $14,954,689
 Due from Sponsor Company                         14,246                  10,936
 Receivable from fund shares sold                     --                      --
 Other assets                                          1                      --
                                             -----------             -----------
 Total assets                                 16,532,824              14,965,625
                                             -----------             -----------
LIABILITIES:
 Due to Sponsor Company                               --                      --
 Payable for fund shares purchased                14,246                  10,936
 Other liabilities                                    --                      --
                                             -----------             -----------
 Total liabilities                                14,246                  10,936
                                             -----------             -----------
NET ASSETS:
 For contract liabilities                    $16,518,578             $14,954,689
                                             ===========             ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   513,039               6,908,135
 Minimum unit fair value #*                   $32.197536               $2.164794
 Maximum unit fair value #*                   $32.197536               $2.164794
 Contract liability                          $16,518,578             $14,954,689

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           FIDELITY VIP          FIDELITY VIP           FIDELITY VIP
                                           ASSET MANAGER         EQUITY-INCOME             GROWTH
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              44,867                797,849                 6,351
                                             =========            ===========            ==========
  Cost                                        $780,549            $17,310,850              $232,379
                                             =========            ===========            ==========
  Market value                                $680,633            $15,890,261              $264,447
 Due from Sponsor Company                           --                  8,649                    35
 Receivable from fund shares sold                   --                     --                    --
 Other assets                                       --                     --                    --
                                             ---------            -----------            ----------
 Total assets                                  680,633             15,898,910               264,482
                                             ---------            -----------            ----------
LIABILITIES:
 Due to Sponsor Company                             --                     --                    --
 Payable for fund shares purchased                  --                  8,649                    35
 Other liabilities                                   1                      1                    --
                                             ---------            -----------            ----------
 Total liabilities                                   1                  8,650                    35
                                             ---------            -----------            ----------
NET ASSETS:
 For contract liabilities                     $680,632            $15,890,260              $264,447
                                             =========            ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 224,897              4,412,318                24,630
 Minimum unit fair value #*                  $3.026411              $3.409746            $10.736965
 Maximum unit fair value #*                  $3.026411             $12.688792            $10.736965
 Contract liability                           $680,632            $15,890,260              $264,447

                                            FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS
                                              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               679,245               25,204
                                             ===========            =========
  Cost                                       $17,066,579             $492,676
                                             ===========            =========
  Market value                               $17,660,380             $405,539
 Due from Sponsor Company                         36,086                   --
 Receivable from fund shares sold                     --                   --
 Other assets                                         --                   --
                                             -----------            ---------
 Total assets                                 17,696,466              405,539
                                             -----------            ---------
LIABILITIES:
 Due to Sponsor Company                               --                   --
 Payable for fund shares purchased                36,086                   --
 Other liabilities                                    --                   --
                                             -----------            ---------
 Total liabilities                                36,086                   --
                                             -----------            ---------
NET ASSETS:
 For contract liabilities                    $17,660,380             $405,539
                                             ===========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,233,164              169,244
 Minimum unit fair value #*                   $14.321191            $2.396177
 Maximum unit fair value #*                   $14.321191            $2.396177
 Contract liability                          $17,660,380             $405,539

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                         FIDELITY VIP
                                            FIDELITY VIP           FIDELITY VIP        DYNAMIC CAPITAL
                                               MID CAP           VALUE STRATEGIES        APPRECIATION
                                              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               526,991                 4,888                13,133
                                             ===========            ==========            ==========
  Cost                                       $15,020,430               $26,532               $88,764
                                             ===========            ==========            ==========
  Market value                               $15,799,202               $54,652              $129,094
 Due from Sponsor Company                         16,137                    --                    --
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         --                    --                    --
                                             -----------            ----------            ----------
 Total assets                                 15,815,339                54,652               129,094
                                             -----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                    --
 Payable for fund shares purchased                16,137                    --                    --
 Other liabilities                                     1                    --                    --
                                             -----------            ----------            ----------
 Total liabilities                                16,138                    --                    --
                                             -----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $15,799,201               $54,652              $129,094
                                             ===========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,034,275                 4,405                10,475
 Minimum unit fair value #*                   $15.275636            $12.406724            $12.324435
 Maximum unit fair value #*                   $15.275636            $12.406724            $12.324435
 Contract liability                          $15,799,201               $54,652              $129,094


                                            FIDELITY VIP          FIDELITY VIP
                                            FREEDOM 2010          FREEDOM 2020
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               45,901                72,876
                                             ==========            ==========
  Cost                                         $441,741              $697,235
                                             ==========            ==========
  Market value                                 $509,497              $813,298
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                     1
                                             ----------            ----------
 Total assets                                   509,497               813,299
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $509,497              $813,299
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   42,085                69,122
 Minimum unit fair value #*                  $12.106372            $11.766118
 Maximum unit fair value #*                  $12.106372            $11.766118
 Contract liability                            $509,497              $813,299

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          FRANKLIN
                                            FIDELITY VIP          FIDELITY VIP             RISING
                                            FREEDOM 2030        STRATEGIC INCOME         DIVIDENDS
                                             PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              104,294                60,677                64,229
                                             ==========            ==========            ==========
  Cost                                       $1,020,733              $703,383            $1,235,545
                                             ==========            ==========            ==========
  Market value                               $1,129,501              $710,523            $1,389,913
 Due from Sponsor Company                           613                 1,074                    --
 Receivable from fund shares sold                    --                    --                 2,178
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,130,114               711,597             1,392,091
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                 2,178
 Payable for fund shares purchased                  613                 1,074                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                  613                 1,074                 2,178
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,129,501              $710,523            $1,389,913
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   98,969                51,056                86,916
 Minimum unit fair value #*                  $11.412628            $13.916517            $15.991465
 Maximum unit fair value #*                  $11.412628            $13.916517            $15.991465
 Contract liability                          $1,129,501              $710,523            $1,389,913

                                                                     FRANKLIN
                                              FRANKLIN            SMALL-MID CAP
                                               INCOME                 GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,274,845                60,712
                                             ===========            ==========
  Cost                                       $19,138,098            $1,118,109
                                             ===========            ==========
  Market value                               $19,211,918            $1,277,375
 Due from Sponsor Company                          2,003                    --
 Receivable from fund shares sold                     --                   275
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                 19,213,921             1,277,650
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                   275
 Payable for fund shares purchased                 2,003                    --
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total liabilities                                 2,004                   275
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                    $19,211,917            $1,277,375
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,305,430               100,553
 Minimum unit fair value #*                   $14.716926            $12.626194
 Maximum unit fair value #*                   $14.716926            $15.603124
 Contract liability                          $19,211,917            $1,277,375

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FRANKLIN               FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC            TEMPLETON VIP
                                                VALUE                 INCOME              MUTUAL SHARES
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               586,508              1,180,739              1,393,368
                                             ===========            ===========            ===========
  Cost                                        $7,962,059            $14,232,771            $22,048,800
                                             ===========            ===========            ===========
  Market value                               $10,692,031            $15,550,327            $23,993,792
 Due from Sponsor Company                         14,996                 11,879                 23,731
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total assets                                 10,707,027             15,562,206             24,017,523
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                14,996                 11,879                 23,731
 Other liabilities                                     1                     --                     --
                                             -----------            -----------            -----------
 Total liabilities                                14,997                 11,879                 23,731
                                             -----------            -----------            -----------
NET ASSETS:
 For contract liabilities                    $10,692,030            $15,550,327            $23,993,792
                                             ===========            ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   452,210              1,076,348              1,387,934
 Minimum unit fair value #*                   $23.643948             $14.439420             $16.413690
 Maximum unit fair value #*                   $23.643948             $23.362530             $17.290820
 Contract liability                          $10,692,030            $15,550,327            $23,993,792

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON
                                              MARKETS               FOREIGN
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              212,755               324,955
                                             ==========            ==========
  Cost                                       $2,028,411            $4,294,445
                                             ==========            ==========
  Market value                               $2,250,952            $4,669,595
 Due from Sponsor Company                            19                 5,086
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                     1
                                             ----------            ----------
 Total assets                                 2,250,971             4,674,682
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   19                 5,086
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   19                 5,086
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $2,250,952            $4,669,596
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  223,842               458,288
 Minimum unit fair value #*                  $10.055992            $10.189225
 Maximum unit fair value #*                  $10.055992            $10.189225
 Contract liability                          $2,250,952            $4,669,596

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                           FRANKLIN
                                             TEMPLETON               MUTUAL                FLEX CAP
                                               GROWTH           GLOBAL DISCOVERY            GROWTH
                                          SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              417,668                692,059                37,607
                                             ==========            ===========            ==========
  Cost                                       $4,661,219            $13,849,860              $404,865
                                             ==========            ===========            ==========
  Market value                               $4,999,484            $13,965,743              $496,793
 Due from Sponsor Company                         7,677                  6,619                    --
 Receivable from fund shares sold                    --                     --                 2,251
 Other assets                                        --                     --                    --
                                             ----------            -----------            ----------
 Total assets                                 5,007,161             13,972,362               499,044
                                             ----------            -----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                 2,251
 Payable for fund shares purchased                7,677                  6,619                    --
 Other liabilities                                   --                     --                    --
                                             ----------            -----------            ----------
 Total liabilities                                7,677                  6,619                 2,251
                                             ----------            -----------            ----------
NET ASSETS:
 For contract liabilities                    $4,999,484            $13,965,743              $496,793
                                             ==========            ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  455,243              1,005,141                42,153
 Minimum unit fair value #*                  $10.934682             $13.894317            $11.785548
 Maximum unit fair value #*                  $15.006920             $13.894317            $11.785548
 Contract liability                          $4,999,484            $13,965,743              $496,793


                                              TEMPLETON              HARTFORD
                                             GLOBAL BOND             BALANCED
                                           SECURITIES FUND           HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,170,588              1,871,695
                                             ===========            ===========
  Cost                                       $20,967,875            $46,903,909
                                             ===========            ===========
  Market value                               $22,791,345            $39,363,260
 Due from Sponsor Company                          9,109                 12,381
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                      1
                                             -----------            -----------
 Total assets                                 22,800,454             39,375,642
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                 9,109                 12,381
 Other liabilities                                     1                     --
                                             -----------            -----------
 Total liabilities                                 9,110                 12,381
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $22,791,344            $39,363,261
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,258,267             10,135,364
 Minimum unit fair value #*                   $18.113279              $3.883754
 Maximum unit fair value #*                   $18.113279              $3.883754
 Contract liability                          $22,791,344            $39,363,261

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND
                                             RETURN BOND            APPRECIATION            AND GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             6,912,501               2,389,266              2,815,671
                                             ===========            ============            ===========
  Cost                                       $77,487,639            $114,112,805            $54,831,163
                                             ===========            ============            ===========
  Market value                               $82,908,460            $103,631,560            $60,428,671
 Due from Sponsor Company                         92,178                  82,192                 78,032
 Receivable from fund shares sold                     --                      --                     --
 Other assets                                         18                      --                      1
                                             -----------            ------------            -----------
 Total assets                                 83,000,656             103,713,752             60,506,704
                                             -----------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                      --                     --
 Payable for fund shares purchased                92,178                  82,192                 78,032
 Other liabilities                                    --                       2                     --
                                             -----------            ------------            -----------
 Total liabilities                                92,178                  82,194                 78,032
                                             -----------            ------------            -----------
NET ASSETS:
 For contract liabilities                    $82,908,478            $103,631,558            $60,428,672
                                             ===========            ============            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                25,514,776              13,949,424             12,500,860
 Minimum unit fair value #*                    $3.249430               $7.429092              $4.833961
 Maximum unit fair value #*                    $3.249430               $7.429092              $4.833961
 Contract liability                          $82,908,478            $103,631,558            $60,428,672


                                              HARTFORD             HARTFORD
                                          GLOBAL RESEARCH        GLOBAL GROWTH
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of shares                               16,827               38,303
                                             ==========            =========
  Cost                                         $153,824             $591,211
                                             ==========            =========
  Market value                                 $177,622             $632,125
 Due from Sponsor Company                            --                   --
 Receivable from fund shares sold                    --                   --
 Other assets                                        --                    1
                                             ----------            ---------
 Total assets                                   177,622              632,126
                                             ----------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                   --
 Payable for fund shares purchased                   --                   --
 Other liabilities                                   --                   --
                                             ----------            ---------
 Total liabilities                                   --                   --
                                             ----------            ---------
NET ASSETS:
 For contract liabilities                      $177,622             $632,126
                                             ==========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   16,314              499,664
 Minimum unit fair value #*                  $10.795248            $1.265101
 Maximum unit fair value #*                  $11.038466            $1.265101
 Contract liability                            $177,622             $632,126

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD                                     HARTFORD
                                             DISCIPLINED             HARTFORD               GROWTH
                                               EQUITY                 GROWTH             OPPORTUNITIES
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,350,808               111,752                585,350
                                             ===========            ==========            ===========
  Cost                                       $15,713,808            $1,261,695            $13,437,813
                                             ===========            ==========            ===========
  Market value                               $18,429,223            $1,445,273            $17,500,308
 Due from Sponsor Company                         16,223                 3,605                 14,871
 Receivable from fund shares sold                     --                    --                     --
 Other assets                                         --                    --                     --
                                             -----------            ----------            -----------
 Total assets                                 18,445,446             1,448,878             17,515,179
                                             -----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                     --
 Payable for fund shares purchased                16,223                 3,605                 14,871
 Other liabilities                                    --                     1                     --
                                             -----------            ----------            -----------
 Total liabilities                                16,223                 3,606                 14,871
                                             -----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $18,429,223            $1,445,272            $17,500,308
                                             ===========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                10,363,283               125,695                764,984
 Minimum unit fair value #*                    $1.778319            $11.498214             $22.876709
 Maximum unit fair value #*                    $1.778319            $11.498214             $22.876709
 Contract liability                          $18,429,223            $1,445,272            $17,500,308


                                              HARTFORD               HARTFORD
                                             HIGH YIELD                INDEX
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                               815,703              1,463,446
                                             ===========            ===========
  Cost                                        $7,075,151            $51,106,839
                                             ===========            ===========
  Market value                                $7,412,489            $43,450,991
 Due from Sponsor Company                         14,636                  8,106
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                  7,427,125             43,459,097
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                14,636                  8,106
 Other liabilities                                     1                      4
                                             -----------            -----------
 Total liabilities                                14,637                  8,110
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                     $7,412,488            $43,450,987
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   458,364             10,239,161
 Minimum unit fair value #*                   $16.171602              $4.243608
 Maximum unit fair value #*                   $16.171602              $4.243608
 Contract liability                           $7,412,488            $43,450,987

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD
                                            INTERNATIONAL         SMALL/MID CAP            HARTFORD
                                            OPPORTUNITIES             EQUITY                MIDCAP
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,646,272                48,894              1,089,755
                                             ===========            ==========            ===========
  Cost                                       $20,888,486              $387,899            $22,798,894
                                             ===========            ==========            ===========
  Market value                               $20,791,907              $435,176            $30,682,075
 Due from Sponsor Company                         53,108                    --                 12,512
 Receivable from fund shares sold                     --                    --                     --
 Other assets                                          3                    --                      3
                                             -----------            ----------            -----------
 Total assets                                 20,845,018               435,176             30,694,590
                                             -----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                     --
 Payable for fund shares purchased                53,108                    --                 12,512
 Other liabilities                                    --                    --                     --
                                             -----------            ----------            -----------
 Total liabilities                                53,108                    --                 12,512
                                             -----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $20,791,910              $435,176            $30,682,078
                                             ===========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 6,070,748                35,127              6,367,169
 Minimum unit fair value #*                    $3.424934            $12.388639              $4.818794
 Maximum unit fair value #*                    $3.424934            $12.388639              $4.818794
 Contract liability                          $20,791,910              $435,176            $30,682,078


                                              HARTFORD               HARTFORD
                                            MIDCAP VALUE           MONEY MARKET
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of shares                              547,091               48,804,441
                                             ==========            =============
  Cost                                       $6,933,028              $48,804,441
                                             ==========            =============
  Market value                               $6,375,622              $48,804,441
 Due from Sponsor Company                         3,026                       --
 Receivable from fund shares sold                    --                    9,902
 Other assets                                        --                       --
                                             ----------            -------------
 Total assets                                 6,378,648               48,814,343
                                             ----------            -------------
LIABILITIES:
 Due to Sponsor Company                              --                    9,902
 Payable for fund shares purchased                3,026                       --
 Other liabilities                                   --                       --
                                             ----------            -------------
 Total liabilities                                3,026                    9,902
                                             ----------            -------------
NET ASSETS:
 For contract liabilities                    $6,375,622              $48,804,441
                                             ==========            =============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  267,591               27,164,300
 Minimum unit fair value #*                  $23.826006                $1.796639
 Maximum unit fair value #*                  $23.826006                $1.796639
 Contract liability                          $6,375,622              $48,804,441

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD              HARTFORD
                                            SMALL COMPANY        SMALLCAP GROWTH             STOCK
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               826,953                 6,795                874,924
                                             ===========            ==========            ===========
  Cost                                       $11,817,139              $129,100            $52,254,094
                                             ===========            ==========            ===========
  Market value                               $16,321,923              $172,884            $39,135,200
 Due from Sponsor Company                          3,621                    --                 23,995
 Receivable from fund shares sold                     --                    --                     --
 Other assets                                         --                    --                     --
                                             -----------            ----------            -----------
 Total assets                                 16,325,544               172,884             39,159,195
                                             -----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                     --
 Payable for fund shares purchased                 3,621                    --                 23,995
 Other liabilities                                     2                    --                     --
                                             -----------            ----------            -----------
 Total liabilities                                 3,623                    --                 23,995
                                             -----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $16,321,921              $172,884            $39,135,200
                                             ===========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 6,018,287                11,238              9,190,090
 Minimum unit fair value #*                    $2.712054            $15.383653              $4.258413
 Maximum unit fair value #*                    $2.712054            $15.383653              $4.258413
 Contract liability                          $16,321,921              $172,884            $39,135,200

                                              HARTFORD
                                           U.S. GOVERNMENT           HARTFORD
                                             SECURITIES                VALUE
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                               715,231              1,355,450
                                             ===========            ===========
  Cost                                        $7,673,049            $13,840,641
                                             ===========            ===========
  Market value                                $7,692,166            $16,071,492
 Due from Sponsor Company                         11,422                  3,349
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                  7,703,588             16,074,841
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                11,422                  3,349
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total liabilities                                11,422                  3,349
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                     $7,692,166            $16,071,492
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   664,634              1,271,862
 Minimum unit fair value #*                   $11.348975             $11.733842
 Maximum unit fair value #*                   $11.619278             $13.043194
 Contract liability                           $7,692,166            $16,071,492

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  LORD ABBETT
                                            LORD ABBETT            CALIBRATED           LORD ABBETT
                                            FUNDAMENTAL             DIVIDEND           BOND-DEBENTURE
                                            EQUITY FUND           GROWTH FUND               FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (3)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               21,102               134,089               622,245
                                             ==========            ==========            ==========
  Cost                                         $363,703            $1,827,428            $6,660,730
                                             ==========            ==========            ==========
  Market value                                 $371,614            $1,906,744            $7,603,834
 Due from Sponsor Company                            26                   960                 4,348
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                     1
                                             ----------            ----------            ----------
 Total assets                                   371,640             1,907,704             7,608,183
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   26                   960                 4,348
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   26                   960                 4,348
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $371,614            $1,906,744            $7,603,835
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   29,799               136,854               508,872
 Minimum unit fair value #*                  $12.470624            $13.932710            $14.942519
 Maximum unit fair value #*                  $12.470624            $13.932710            $14.942519
 Contract liability                            $371,614            $1,906,744            $7,603,835

                                            LORD ABBETT
                                             GROWTH AND
                                               INCOME              MFS GROWTH
                                                FUND                 SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               91,777                16,432
                                             ==========            ==========
  Cost                                       $2,282,937              $419,963
                                             ==========            ==========
  Market value                               $2,256,797              $473,744
 Due from Sponsor Company                            --                18,232
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 2,256,797               491,976
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                18,232
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                18,232
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $2,256,797              $473,744
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  191,997                37,094
 Minimum unit fair value #*                  $11.754355            $12.771368
 Maximum unit fair value #*                  $11.754355            $12.771368
 Contract liability                          $2,256,797              $473,744

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           MFS INVESTORS            MFS NEW               MFS TOTAL
                                            TRUST SERIES        DISCOVERY SERIES        RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               26,729               100,627                518,791
                                             ==========            ==========            ===========
  Cost                                         $464,051            $1,481,464            $10,461,814
                                             ==========            ==========            ===========
  Market value                                 $612,893            $1,581,853            $10,401,763
 Due from Sponsor Company                            --                    --                  2,786
 Receivable from fund shares sold                    --                    --                     --
 Other assets                                        --                     1                     --
                                             ----------            ----------            -----------
 Total assets                                   612,893             1,581,854             10,404,549
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                     --
 Payable for fund shares purchased                   --                    --                  2,786
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total liabilities                                   --                    --                  2,786
                                             ----------            ----------            -----------
NET ASSETS:
 For contract liabilities                      $612,893            $1,581,854            $10,401,763
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   42,830                68,326                632,195
 Minimum unit fair value #*                  $14.309842            $23.151428             $16.393811
 Maximum unit fair value #*                  $14.309842            $23.151428             $16.453635
 Contract liability                            $612,893            $1,581,854            $10,401,763

                                              MFS VALUE            MFS RESEARCH
                                               SERIES               BOND SERIES
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,118,409              1,502,365
                                             ===========            ===========
  Cost                                       $12,653,206            $19,215,771
                                             ===========            ===========
  Market value                               $16,105,083            $20,266,903
 Due from Sponsor Company                         33,355                 30,323
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total assets                                 16,138,438             20,297,226
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                33,355                 30,323
 Other liabilities                                     1                     --
                                             -----------            -----------
 Total liabilities                                33,356                 30,323
                                             -----------            -----------
NET ASSETS:
 For contract liabilities                    $16,105,082            $20,266,903
                                             ===========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 1,377,434              1,462,414
 Minimum unit fair value #*                   $11.692087             $13.858526
 Maximum unit fair value #*                   $11.692087             $13.858526
 Contract liability                          $16,105,082            $20,266,903

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.        UIF CORE PLUS          UIF EMERGING
                                             EQUITY AND           FIXED INCOME          MARKETS DEBT
                                            INCOME FUND            PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,538                27,869                 3,231
                                             ==========            ==========            ==========
  Cost                                          $22,682              $307,681               $27,428
                                             ==========            ==========            ==========
  Market value                                  $23,144              $296,532               $30,761
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                    23,144               296,532                30,761
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                       $23,144              $296,532               $30,761
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,126                18,196                 1,043
 Minimum unit fair value #*                  $10.883573            $16.296895            $29.499996
 Maximum unit fair value #*                  $10.883573            $16.296895            $29.499996
 Contract liability                             $23,144              $296,532               $30,761


                                            UIF EMERGING          UIF MID CAP
                                           MARKETS EQUITY            GROWTH
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,456               176,262
                                             ==========            ==========
  Cost                                          $34,437            $1,382,576
                                             ==========            ==========
  Market value                                  $36,909            $1,875,427
 Due from Sponsor Company                            --                   371
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    36,909             1,875,798
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                   371
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                   371
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $36,909            $1,875,427
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,112               151,402
 Minimum unit fair value #*                  $33.176459            $12.387060
 Maximum unit fair value #*                  $33.176459            $12.387060
 Contract liability                             $36,909            $1,875,427

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.      MORGAN STANLEY --     MORGAN STANLEY --
                                              AMERICAN            FOCUS GROWTH        FLEXIBLE INCOME
                                             VALUE FUND            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (4)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              208,525                 1,030                 3,396
                                             ==========            ==========            ==========
  Cost                                       $3,355,417               $15,676               $23,722
                                             ==========            ==========            ==========
  Market value                               $3,089,180               $23,552               $21,634
 Due from Sponsor Company                         3,307                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                         1                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 3,092,488                23,552                21,634
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                3,307                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                3,307                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $3,089,181               $23,552               $21,634
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  240,201                 1,472                 1,221
 Minimum unit fair value #*                  $12.648529            $15.999787            $17.716626
 Maximum unit fair value #*                  $19.989368            $15.999787            $17.716626
 Contract liability                          $3,089,181               $23,552               $21,634


                                         MORGAN STANLEY --        INVESCO V.I.
                                            MONEY MARKET        EQUALLY-WEIGHTED
                                             PORTFOLIO            S&P 500 FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (5)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              140,334                 1,987
                                             ==========            ==========
  Cost                                         $140,334               $37,644
                                             ==========            ==========
  Market value                                 $140,334               $35,711
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                   140,334                35,711
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $140,334               $35,711
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   12,056                 1,835
 Minimum unit fair value #*                  $11.640282            $19.457806
 Maximum unit fair value #*                  $11.640282            $19.457806
 Contract liability                            $140,334               $35,711

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(5) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                              CAPITAL             OPPENHEIMER           OPPENHEIMER
                                            APPRECIATION       GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA               FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               67,088                61,807                38,043
                                             ==========            ==========            ==========
  Cost                                       $2,607,888            $1,925,735              $771,570
                                             ==========            ==========            ==========
  Market value                               $2,996,133            $1,993,275              $904,674
 Due from Sponsor Company                         6,501                   655                 1,496
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 3,002,634             1,993,930               906,170
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                6,501                   655                 1,496
 Other liabilities                                    1                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                6,502                   655                 1,497
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $2,996,132            $1,993,275              $904,673
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  244,537               140,430                69,049
 Minimum unit fair value #*                  $12.252275            $14.194061            $13.101818
 Maximum unit fair value #*                  $12.252275            $14.194061            $13.101818
 Contract liability                          $2,996,132            $1,993,275              $904,673

                                            OPPENHEIMER
                                            MAIN STREET           OPPENHEIMER
                                          SMALL- & MID-CAP           VALUE
                                              FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              117,906                 4,104
                                             ==========            ==========
  Cost                                       $1,445,357               $35,308
                                             ==========            ==========
  Market value                               $2,353,408               $44,450
 Due from Sponsor Company                           480                   322
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 2,353,888                44,772
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                  480                   322
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                  480                   322
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $2,353,408               $44,450
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  177,910                 4,174
 Minimum unit fair value #*                  $13.228057            $10.650191
 Maximum unit fair value #*                  $13.228057            $10.650191
 Contract liability                          $2,353,408               $44,450

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                            DIVERSIFIED           GLOBAL ASSET             GLOBAL
                                            INCOME FUND         ALLOCATION FUND         EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            1,007,018                31,598               301,166
                                             ==========            ==========            ==========
  Cost                                       $7,407,740              $554,705            $5,896,194
                                             ==========            ==========            ==========
  Market value                               $7,304,434              $506,144            $3,628,784
 Due from Sponsor Company                         1,019                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 7,305,453               506,144             3,628,784
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                1,019                    --                    --
 Other liabilities                                    1                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                1,020                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $7,304,433              $506,144            $3,628,784
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  438,445                16,800               124,238
 Minimum unit fair value #*                  $13.593368            $12.348492            $17.157542
 Maximum unit fair value #*                  $28.400397            $35.209669            $29.391653
 Contract liability                          $7,304,433              $506,144            $3,628,784

                                              PUTNAM VT             PUTNAM VT
                                             GROWTH AND           GLOBAL HEALTH
                                             INCOME FUND            CARE FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               669,606                49,393
                                             ===========            ==========
  Cost                                       $17,087,896              $504,025
                                             ===========            ==========
  Market value                               $12,058,542              $647,543
 Due from Sponsor Company                          3,063                    --
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                 12,061,605               647,543
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                 3,063                    --
 Other liabilities                                    --                    --
                                             -----------            ----------
 Total liabilities                                 3,063                    --
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                    $12,058,542              $647,543
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   337,852                34,460
 Minimum unit fair value #*                   $14.962585            $18.791048
 Maximum unit fair value #*                   $36.716590            $18.791048
 Contract liability                          $12,058,542              $647,543

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              PUTNAM VT                                   PUTNAM VT
                                                HIGH                PUTNAM VT           INTERNATIONAL
                                             YIELD FUND            INCOME FUND            VALUE FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                             1,448,661               636,261               215,329
                                             ===========            ==========            ==========
  Cost                                       $11,594,058            $7,860,387            $2,778,857
                                             ===========            ==========            ==========
  Market value                               $10,257,915            $7,774,336            $2,021,442
 Due from Sponsor Company                          1,964                 7,901                    --
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         --                    --                    --
                                             -----------            ----------            ----------
 Total assets                                 10,259,879             7,782,237             2,021,442
                                             -----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                    --
 Payable for fund shares purchased                 1,964                 7,901                    --
 Other liabilities                                    --                    --                    --
                                             -----------            ----------            ----------
 Total liabilities                                 1,964                 7,901                    --
                                             -----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $10,257,915            $7,774,336            $2,021,442
                                             ===========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   294,984               282,837               120,707
 Minimum unit fair value #*                   $21.165414            $16.678880             $8.440439
 Maximum unit fair value #*                   $39.207905            $32.470755            $17.192665
 Contract liability                          $10,257,915            $7,774,336            $2,021,442

                                              PUTNAM VT             PUTNAM VT
                                            INTERNATIONAL         INTERNATIONAL
                                             EQUITY FUND           GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               777,755                16,076
                                             ===========            ==========
  Cost                                       $12,165,029              $229,698
                                             ===========            ==========
  Market value                                $8,903,291              $266,217
 Due from Sponsor Company                            918                    --
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                  8,904,209               266,217
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                   918                    --
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total liabilities                                   919                    --
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                     $8,903,290              $266,217
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   518,388                15,243
 Minimum unit fair value #*                   $16.633499            $17.464541
 Maximum unit fair value #*                   $17.234398            $17.464541
 Contract liability                           $8,903,290              $266,217

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                   PUTNAM VT             PUTNAM VT
                                             PUTNAM VT               MONEY               MULTI-CAP
                                           INVESTORS FUND         MARKET FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               31,664               50,102                324,081
                                             ==========            =========            ===========
  Cost                                         $369,204              $50,102            $10,743,639
                                             ==========            =========            ===========
  Market value                                 $366,912              $50,102             $7,395,076
 Due from Sponsor Company                            --                   --                  8,281
 Receivable from fund shares sold                    --                   --                     --
 Other assets                                        --                   --                     --
                                             ----------            ---------            -----------
 Total assets                                   366,912               50,102              7,403,357
                                             ----------            ---------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                     --
 Payable for fund shares purchased                   --                   --                  8,281
 Other liabilities                                   --                   --                     --
                                             ----------            ---------            -----------
 Total liabilities                                   --                   --                  8,281
                                             ----------            ---------            -----------
NET ASSETS:
 For contract liabilities                      $366,912              $50,102             $7,395,076
                                             ==========            =========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   29,252               27,786                267,450
 Minimum unit fair value #*                  $12.397161            $1.803151             $17.208979
 Maximum unit fair value #*                  $15.348719            $1.803151             $28.168997
 Contract liability                            $366,912              $50,102             $7,395,076

                                             PUTNAM VT             PUTNAM VT
                                             SMALL CAP           GEORGE PUTNAM
                                             VALUE FUND          BALANCED FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               84,490                27,890
                                             ==========            ==========
  Cost                                       $1,551,320              $283,563
                                             ==========            ==========
  Market value                               $1,291,856              $223,116
 Due from Sponsor Company                           935                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 1,292,791               223,116
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                  935                    --
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                                  936                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,291,855              $223,116
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  111,503                14,342
 Minimum unit fair value #*                  $11.585811            $15.557336
 Maximum unit fair value #*                  $11.585811            $15.557336
 Contract liability                          $1,291,855              $223,116

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT                                     PUTNAM VT
                                               GLOBAL               PUTNAM VT               CAPITAL
                                           UTILITIES FUND         VOYAGER FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               28,367                327,542                 78,035
                                             ==========            ===========             ==========
  Cost                                         $473,858            $16,208,118             $1,201,935
                                             ==========            ===========             ==========
  Market value                                 $344,666            $11,943,285             $1,368,741
 Due from Sponsor Company                            --                 13,211                     --
 Receivable from fund shares sold                    --                     --                     --
 Other assets                                        --                      1                     --
                                             ----------            -----------             ----------
 Total assets                                   344,666             11,956,497              1,368,741
                                             ----------            -----------             ----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                     --
 Payable for fund shares purchased                   --                 13,211                     --
 Other liabilities                                   --                     --                     --
                                             ----------            -----------             ----------
 Total liabilities                                   --                 13,211                     --
                                             ----------            -----------             ----------
NET ASSETS:
 For contract liabilities                      $344,666            $11,943,286             $1,368,741
                                             ==========            ===========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   11,825                332,042                 63,915
 Minimum unit fair value #*                  $29.147195             $16.202644             $21.414988
 Maximum unit fair value #*                  $29.147195             $40.405692             $21.414988
 Contract liability                            $344,666            $11,943,286             $1,368,741

                                                                    INVESCO
                                             PUTNAM VT          VAN KAMPEN V.I.
                                               EQUITY              GROWTH AND
                                            INCOME FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              205,609                75,747
                                             ==========            ==========
  Cost                                       $2,562,727            $1,184,991
                                             ==========            ==========
  Market value                               $3,236,262            $1,517,210
 Due from Sponsor Company                         1,791                    57
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                     1
                                             ----------            ----------
 Total assets                                 3,238,053             1,517,268
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                1,791                    57
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                1,791                    57
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $3,236,262            $1,517,211
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  164,820               125,686
 Minimum unit fair value #*                  $19.095633            $11.475741
 Maximum unit fair value #*                  $19.759287            $16.368126
 Contract liability                          $3,236,262            $1,517,211

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                       INVESCO                 INVESCO
                                                INVESCO            VAN KAMPEN V.I.         VAN KAMPEN V.I.
                                            VAN KAMPEN V.I.            AMERICAN                MID CAP
                                             COMSTOCK FUND          FRANCHISE FUND           GROWTH FUND
                                              SUB-ACCOUNT       SUB-ACCOUNT (6)(7)(8)     SUB-ACCOUNT (6)(9)
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                473,887                 72,516                 463,365
                                               ==========             ==========              ==========
  Cost                                         $6,201,686             $2,687,793              $1,843,237
                                               ==========             ==========              ==========
  Market value                                 $6,264,789             $2,630,875              $1,816,392
 Due from Sponsor Company                           5,422                  3,851                   2,801
 Receivable from fund shares sold                      --                     --                      --
 Other assets                                          --                      1                      --
                                               ----------             ----------              ----------
 Total assets                                   6,270,211              2,634,727               1,819,193
                                               ----------             ----------              ----------
LIABILITIES:
 Due to Sponsor Company                                --                     --                      --
 Payable for fund shares purchased                  5,422                  3,851                   2,801
 Other liabilities                                     --                     --                      --
                                               ----------             ----------              ----------
 Total liabilities                                  5,422                  3,851                   2,801
                                               ----------             ----------              ----------
NET ASSETS:
 For contract liabilities                      $6,264,789             $2,630,876              $1,816,392
                                               ==========             ==========              ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    479,565                263,595                 181,733
 Minimum unit fair value #*                    $13.063471              $9.980752               $9.994841
 Maximum unit fair value #*                    $13.063471              $9.980752               $9.994841
 Contract liability                            $6,264,789             $2,630,876              $1,816,392

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6)  Funded as of April 27, 2012.

(7) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(8) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL             SMALL/MID CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO           VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $12,907                     $89,772                   $13,854
                                                 -------                   ---------                  --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     6,785                    (388,778)                   52,447
 Net realized gain on distributions                   --                          --                   153,244
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        57,847                   1,161,920                   580,605
                                                 -------                   ---------                  --------
  Net gain (loss) on investments                  64,632                     773,142                   786,296
                                                 -------                   ---------                  --------
  Net increase (decrease) in net
   assets resulting from operations              $77,539                    $862,914                  $800,150
                                                 =======                   =========                  ========

                                                                   ALLIANCEBERNSTEIN VPS
                                         ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  --------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $298                    $19,459
                                                 ------                   --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      388                    (71,789)
 Net realized gain on distributions                  --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,518                    243,155
                                                 ------                   --------
  Net gain (loss) on investments                  1,906                    171,366
                                                 ------                   --------
  Net increase (decrease) in net
   assets resulting from operations              $2,204                   $190,825
                                                 ======                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   INVESCO V.I.      INVESCO V.I.        INVESCO V.I.
                                       CORE              HIGH           INTERNATIONAL
                                   EQUITY FUND        YIELD FUND         GROWTH FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,502             $759              $131,297
                                     --------           ------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                63,184               13                75,645
 Net realized gain on
  distributions                            --               --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     123,417            1,512             1,058,068
                                     --------           ------            ----------
  Net gain (loss) on
   investments                        186,601            1,525             1,133,713
                                     --------           ------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $201,103           $2,284            $1,265,010
                                     ========           ======            ==========

                                    INVESCO V.I.        INVESCO V.I.
                                    MID CAP CORE         SMALL CAP
                                    EQUITY FUND         EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,968                $ --
                                      --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (8,953)             46,956
 Net realized gain on
  distributions                         51,580                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      565,065             664,022
                                      --------            --------
  Net gain (loss) on
   investments                         607,692             710,978
                                      --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $611,660            $710,978
                                      ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 INVESCO V.I.
                                            INVESCO V.I.        BALANCED RISK         INVESCO V.I.
                                               GLOBAL             ALLOCATION          DIVERSIFIED
                                          REAL ESTATE FUND           FUND            DIVIDEND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $2,772              $26,040                $816
                                              --------             --------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,044               23,605                  21
 Net realized gain on distributions                 --               11,493                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     103,114              190,005               6,231
                                              --------             --------              ------
  Net gain (loss) on investments               107,158              225,103               6,252
                                              --------             --------              ------
  Net increase (decrease) in net
   assets resulting from operations           $109,930             $251,143              $7,068
                                              ========             ========              ======


                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                              REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO         BOND FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $5,095                 $43,400
                                                --------                --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     2,389                   8,797
 Net realized gain on distributions               70,121                  17,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        27,058                  48,017
                                                --------                --------
  Net gain (loss) on investments                  99,568                  74,684
                                                --------                --------
  Net increase (decrease) in net
   assets resulting from operations             $104,663                $118,084
                                                ========                ========

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS          BLUE CHIP
                                            GROWTH AND              ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $97,747               $621,966              $387,593
                                             --------             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 38,891                214,115                11,056
 Net realized gain on distributions                --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    463,579              3,922,393             1,984,243
                                             --------             ----------            ----------
  Net gain (loss) on investments              502,470              4,136,508             1,995,299
                                             --------             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $600,217             $4,758,474            $2,382,892
                                             ========             ==========            ==========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL
                                             BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $885,013              $189,554
                                             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  136,117               380,607
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      836,795             3,552,569
                                             ----------            ----------
  Net gain (loss) on investments                972,912             3,933,176
                                             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $1,857,925            $4,122,730
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                             GROWTH FUND           GROWTH-INCOME FUND        INTERNATIONAL FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $655,693                $1,101,596                 $580,527
                                             -----------              ------------               ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,073,150                   365,820                  (44,697)
 Net realized gain on distributions                   --                        --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    11,670,615                 9,148,071                5,803,994
                                             -----------              ------------               ----------
  Net gain (loss) on investments              12,743,765                 9,513,891                5,759,297
                                             -----------              ------------               ----------
  Net increase (decrease) in net
   assets resulting from operations          $13,399,458               $10,615,487               $6,339,824
                                             ===========              ============               ==========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS          GLOBAL SMALL
                                           NEW WORLD FUND      CAPITALIZATION FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $165,163               $191,617
                                             ----------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  466,656                308,028
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,975,654              1,875,014
                                             ----------             ----------
  Net gain (loss) on investments              2,442,310              2,183,042
                                             ----------             ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,607,473             $2,374,659
                                             ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                               ASSET MANAGER        EQUITY-INCOME           GROWTH
                                 PORTFOLIO            PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $10,419              $478,707               $944
                                  --------            ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions         (21,982)             (155,572)             1,943
 Net realized gain on
  distributions                      4,989               967,381                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              90,508             1,107,647             28,701
                                  --------            ----------            -------
  Net gain (loss) on
   investments                      73,515             1,919,456             30,644
                                  --------            ----------            -------
  Net increase (decrease)
   in net assets resulting
   from operations                 $83,934            $2,398,163            $31,588
                                  ========            ==========            =======

                                 FIDELITY VIP        FIDELITY VIP
                                  CONTRAFUND           OVERSEAS
                                  PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT          SUB-ACCOUNT
---------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                          $195,193             $7,610
                                  ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           (18,942)            (9,977)
 Net realized gain on
  distributions                           --              1,310
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             2,285,277             74,383
                                  ----------            -------
  Net gain (loss) on
   investments                     2,266,335             65,716
                                  ----------            -------
  Net increase (decrease)
   in net assets resulting
   from operations                $2,461,528            $73,326
                                  ==========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                           FIDELITY VIP
                                 FIDELITY VIP         FIDELITY VIP        DYNAMIC CAPITAL
                                   MID CAP          VALUE STRATEGIES       APPRECIATION
                                  PORTFOLIO             PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $60,666                $190                 $613
                                  ----------             -------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           147,016              11,054                4,765
 Net realized gain on
  distributions                    1,257,794                  --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               500,607               1,922               13,449
                                  ----------             -------              -------
  Net gain (loss) on
   investments                     1,905,417              12,976               18,214
                                  ----------             -------              -------
  Net increase (decrease)
   in net assets resulting
   from operations                $1,966,083             $13,166              $18,827
                                  ==========             =======              =======


                               FIDELITY VIP       FIDELITY VIP
                               FREEDOM 2010       FREEDOM 2020
                                 PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT
---------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                         $8,328            $14,608
                                  -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions         12,550             25,360
 Net realized gain on
  distributions                     7,241              9,036
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             25,109             42,096
                                  -------            -------
  Net gain (loss) on
   investments                     44,900             76,492
                                  -------            -------
  Net increase (decrease)
   in net assets resulting
   from operations                $53,228            $91,100
                                  =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                               FRANKLIN
                                       FIDELITY VIP       FIDELITY VIP          RISING
                                       FREEDOM 2030     STRATEGIC INCOME      DIVIDENDS
                                        PORTFOLIO          PORTFOLIO       SECURITIES FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $21,037           $23,065             $18,042
                                         --------           -------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     4,802             1,478               7,887
 Net realized gain on distributions         9,035             7,366                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          92,114            21,005              95,339
                                         --------           -------            --------
  Net gain (loss) on investments          105,951            29,849             103,226
                                         --------           -------            --------
  Net increase (decrease) in net
   assets resulting from operations      $126,988           $52,914            $121,268
                                         ========           =======            ========

                                                             FRANKLIN
                                          FRANKLIN        SMALL-MID CAP
                                           INCOME             GROWTH
                                      SECURITIES FUND    SECURITIES FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,142,039              $ --
                                         ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (44,815)           44,709
 Net realized gain on distributions              --            98,512
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         1,023,916           (15,563)
                                         ----------          --------
  Net gain (loss) on investments            979,101           127,658
                                         ----------          --------
  Net increase (decrease) in net
   assets resulting from operations      $2,121,140          $127,658
                                         ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FRANKLIN              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC           TEMPLETON VIP
                                               VALUE                 INCOME            MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $77,958            $1,059,196              $468,022
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  328,226               179,193                54,815
 Net realized gain on distributions                  --                17,274                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,326,664               603,215             2,426,350
                                             ----------            ----------            ----------
  Net gain (loss) on investments              1,654,890               799,682             2,481,165
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $1,732,848            $1,858,878            $2,949,187
                                             ==========            ==========            ==========

                                            TEMPLETON
                                            DEVELOPING          TEMPLETON
                                             MARKETS             FOREIGN
                                         SECURITIES FUND     SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                                    $32,627            $119,887
                                             --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  8,783               7,919
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    213,252             592,126
                                             --------            --------
  Net gain (loss) on investments              222,035             600,045
                                             --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $254,662            $719,932
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                            TEMPLETON               MUTUAL               FLEX CAP
                                              GROWTH           GLOBAL DISCOVERY           GROWTH
                                         SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $90,309                $353,059                $ --
                                             --------            ------------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (9,813)                 11,729              15,386
 Net realized gain on distributions                --                 712,732                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    807,072                 575,613              26,983
                                             --------            ------------             -------
  Net gain (loss) on investments              797,259               1,300,074              42,369
                                             --------            ------------             -------
  Net increase (decrease) in net
   assets resulting from operations          $887,568              $1,653,133             $42,369
                                             ========            ============             =======


                                              TEMPLETON                HARTFORD
                                             GLOBAL BOND               BALANCED
                                           SECURITIES FUND             HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT (2)
--------------------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,336,586              $1,153,354
                                             ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    195,262                (720,791)
 Net realized gain on distributions                33,555                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,389,573               3,857,366
                                             ------------            ------------
  Net gain (loss) on investments                1,618,390               3,136,575
                                             ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $2,954,976              $4,289,929
                                             ============            ============

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      HARTFORD            HARTFORD             HARTFORD
                                       TOTAL               CAPITAL             DIVIDEND
                                    RETURN BOND         APPRECIATION          AND GROWTH
                                      HLS FUND            HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $3,282,470           $1,502,463          $1,387,720
                                     ----------          -----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 275,383           (1,333,654)            348,905
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     2,193,526           16,334,384           5,640,106
                                     ----------          -----------          ----------
  Net gain (loss) on
   investments                        2,468,909           15,000,730           5,989,011
                                     ----------          -----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $5,751,379          $16,503,193          $7,376,731
                                     ==========          ===========          ==========


                                     HARTFORD          HARTFORD
                                 GLOBAL RESEARCH     GLOBAL GROWTH
                                     HLS FUND          HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                             $1,898             $3,175
                                     --------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,278             13,285
 Net realized gain on
  distributions                            --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      20,630            132,550
                                     --------          ---------
  Net gain (loss) on
   investments                         21,908            145,835
                                     --------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $23,806           $149,010
                                     ========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     HARTFORD                               HARTFORD
                                   DISCIPLINED          HARTFORD             GROWTH
                                      EQUITY             GROWTH          OPPORTUNITIES
                                     HLS FUND           HLS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $286,644               $ --                $ --
                                    ----------          ---------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                131,692              8,397             274,490
 Net realized gain on
  distributions                             --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,268,027            195,781           3,426,954
                                    ----------          ---------          ----------
  Net gain (loss) on
   investments                       2,399,719            204,178           3,701,444
                                    ----------          ---------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $2,686,363           $204,178          $3,701,444
                                    ==========          =========          ==========


                                    HARTFORD            HARTFORD
                                   HIGH YIELD             INDEX
                                    HLS FUND            HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                           $551,358             $862,799
                                    ---------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                62,350           (1,173,931)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         203,018            6,417,935
                                    ---------          -----------
  Net gain (loss) on
   investments                        265,368            5,244,004
                                    ---------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $816,726           $6,106,803
                                    =========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HARTFORD            HARTFORD
                                INTERNATIONAL        SMALL/MID CAP          HARTFORD
                                OPPORTUNITIES           EQUITY               MIDCAP
                                   HLS FUND            HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $382,766             $2,488              $248,082
                                  ----------            -------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (193,860)             6,076               620,627
 Net realized gain on
  distributions                           --             56,179                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             3,440,059             (4,986)            4,362,556
                                  ----------            -------            ----------
  Net gain (loss) on
   investments                     3,246,199             57,269             4,983,183
                                  ----------            -------            ----------
  Net increase (decrease)
   in net assets resulting
   from operations                $3,628,965            $59,757            $5,231,265
                                  ==========            =======            ==========


                                   HARTFORD           HARTFORD
                                 MIDCAP VALUE       MONEY MARKET
                                   HLS FUND           HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
---------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                           $73,294             $ --
                                  ----------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          (207,831)              --
 Net realized gain on
  distributions                           --               --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             1,473,101               --
                                  ----------            -----
  Net gain (loss) on
   investments                     1,265,270               --
                                  ----------            -----
  Net increase (decrease)
   in net assets resulting
   from operations                $1,338,564             $ --
                                  ==========            =====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD               HARTFORD
                                           SMALL COMPANY         SMALLCAP GROWTH            STOCK
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                 $ --                $826,913
                                             ----------              -------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  602,680                4,358              (1,313,131)
 Net realized gain on distributions               1,009                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,717,956               20,122               5,656,081
                                             ----------              -------              ----------
  Net gain (loss) on investments              2,321,645               24,480               4,342,950
                                             ----------              -------              ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,321,645              $24,480              $5,169,863
                                             ==========              =======              ==========

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD
                                             SECURITIES              VALUE
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $213,674               $363,885
                                              --------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  26,484                442,157
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      33,455              1,725,457
                                              --------             ----------
  Net gain (loss) on investments                59,939              2,167,614
                                              --------             ----------
  Net increase (decrease) in net
   assets resulting from operations           $273,613             $2,531,499
                                              ========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 LORD ABBETT
                                            LORD ABBETT           CALIBRATED           LORD ABBETT
                                            FUNDAMENTAL            DIVIDEND           BOND-DEBENTURE
                                            EQUITY FUND          GROWTH FUND               FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (3)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,996               $57,362              $445,521
                                              -------              --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (629)               26,650               193,256
 Net realized gain on distributions             5,569                    --                99,573
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     20,131               159,292               106,905
                                              -------              --------              --------
  Net gain (loss) on investments               25,071               185,942               399,734
                                              -------              --------              --------
  Net increase (decrease) in net
   assets resulting from operations           $27,067              $243,304              $845,255
                                              =======              ========              ========

                                           LORD ABBETT
                                            GROWTH AND
                                              INCOME           MFS GROWTH
                                               FUND              SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                    $21,916               $ --
                                             --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (18,129)             6,058
 Net realized gain on distributions                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    244,612             33,429
                                             --------            -------
  Net gain (loss) on investments              226,483             39,487
                                             --------            -------
  Net increase (decrease) in net
   assets resulting from operations          $248,399            $39,487
                                             ========            =======

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW              MFS TOTAL
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $5,805                 $ --               $276,119
                                             --------             --------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 48,354               43,688                (25,670)
 Net realized gain on distributions                --              153,579                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     48,590              113,660                776,821
                                             --------             --------             ----------
  Net gain (loss) on investments               96,944              310,927                751,151
                                             --------             --------             ----------
  Net increase (decrease) in net
   assets resulting from operations          $102,749             $310,927             $1,027,270
                                             ========             ========             ==========

                                             MFS VALUE            MFS RESEARCH
                                               SERIES             BOND SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $246,478              $504,614
                                             ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  191,469                55,809
 Net realized gain on distributions             114,260               120,713
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,649,526               580,288
                                             ----------            ----------
  Net gain (loss) on investments              1,955,255               756,810
                                             ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,201,733            $1,261,424
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.   UIF CORE PLUS     UIF EMERGING
                                            EQUITY AND       FIXED INCOME     MARKETS DEBT
                                            INCOME FUND       PORTFOLIO         PORTFOLIO
                                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $393           $12,940             $826
                                              -------          --------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     --              (519)              62
 Net realized gain on distributions                --                --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,016            13,064            3,897
                                              -------          --------          -------
  Net gain (loss) on investments                2,016            12,545            3,959
                                              -------          --------          -------
  Net increase (decrease) in net assets
   resulting from operations                   $2,409           $25,485           $4,785
                                              =======          ========          =======


                                           UIF EMERGING       UIF MID CAP
                                          MARKETS EQUITY         GROWTH
                                             PORTFOLIO         PORTFOLIO
                                            SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                $ --
                                              -------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (24)            119,380
 Net realized gain on distributions                --             237,403
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,226            (209,431)
                                              -------          ----------
  Net gain (loss) on investments                6,202             147,352
                                              -------          ----------
  Net increase (decrease) in net assets
   resulting from operations                   $6,202            $147,352
                                              =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.       MORGAN STANLEY --       MORGAN STANLEY --
                                              AMERICAN             FOCUS GROWTH          FLEXIBLE INCOME
                                             VALUE FUND             PORTFOLIO               PORTFOLIO
                                          SUB-ACCOUNT (4)          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $19,123                  $ --                  $1,163
                                              --------                ------                  ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (70,719)                  420                    (147)
 Net realized gain on distributions                 --                   708                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     511,764                 1,649                   1,310
                                              --------                ------                  ------
  Net gain (loss) on investments               441,045                 2,777                   1,163
                                              --------                ------                  ------
  Net increase (decrease) in net
   assets resulting from operations           $460,168                $2,777                  $2,326
                                              ========                ======                  ======


                                          MORGAN STANLEY --        INVESCO V.I.
                                            MONEY MARKET         EQUALLY-WEIGHTED
                                              PORTFOLIO            S&P 500 FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (5)
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $18                    $508
                                                 ---                  ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                      (9)
 Net realized gain on distributions               --                   4,722
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        --                    (244)
                                                 ---                  ------
  Net gain (loss) on investments                  --                   4,469
                                                 ---                  ------
  Net increase (decrease) in net
   assets resulting from operations              $18                  $4,977
                                                 ===                  ======

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(5) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                           CAPITAL          OPPENHEIMER        OPPENHEIMER
                                        APPRECIATION     GLOBAL SECURITIES     MAIN STREET
                                           FUND/VA            FUND/VA            FUND/VA
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $11,650            $37,467             $6,102
                                          ---------          ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      42,987            (28,882)            26,534
 Net realized gain on distributions              --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           324,430            365,799            100,071
                                          ---------          ---------          ---------
  Net gain (loss) on investments            367,417            336,917            126,605
                                          ---------          ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $379,067           $374,384           $132,707
                                          =========          =========          =========

                                         OPPENHEIMER
                                         MAIN STREET       OPPENHEIMER
                                      SMALL- & MID-CAP        VALUE
                                           FUND/VA           FUND/VA
                                         SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                   $7,192             $698
                                          ---------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     183,574            3,315
 Net realized gain on distributions              --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           171,215              382
                                          ---------          -------
  Net gain (loss) on investments            354,789            3,697
                                          ---------          -------
  Net increase (decrease) in net
   assets resulting from operations        $361,981           $4,395
                                          =========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                           DIVERSIFIED         GLOBAL ASSET            GLOBAL
                                           INCOME FUND        ALLOCATION FUND        EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $415,692              $4,722               $59,249
                                             --------             -------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  9,807              (1,521)             (331,241)
 Net realized gain on distributions                --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    389,222              62,461               866,193
                                             --------             -------             ---------
  Net gain (loss) on investments              399,029              60,940               534,952
                                             --------             -------             ---------
  Net increase (decrease) in net
   assets resulting from operations          $814,721             $65,662              $594,201
                                             ========             =======             =========

                                             PUTNAM VT            PUTNAM VT
                                             GROWTH AND         GLOBAL HEALTH
                                            INCOME FUND           CARE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $219,587              $9,427
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (455,041)              9,765
 Net realized gain on distributions                  --              50,480
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,196,548              54,769
                                             ----------            --------
  Net gain (loss) on investments              1,741,507             115,014
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $1,961,094            $124,441
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       PUTNAM VT                              PUTNAM VT
                                          HIGH             PUTNAM VT        INTERNATIONAL
                                       YIELD FUND         INCOME FUND        VALUE FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $782,655           $397,304            $60,471
                                       ----------          ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (365,481)           (56,794)           (50,125)
 Net realized gain on
  distributions                                --                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,083,165            457,309            358,949
                                       ----------          ---------          ---------
  Net gain (loss) on investments          717,684            400,515            308,824
                                       ----------          ---------          ---------
  Net increase (decrease) in net
   assets resulting from
   operations                          $1,500,339           $797,819           $369,295
                                       ==========          =========          =========

                                       PUTNAM VT          PUTNAM VT
                                     INTERNATIONAL      INTERNATIONAL
                                      EQUITY FUND        GROWTH FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                               $202,682            $4,964
                                       ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (498,120)            3,575
 Net realized gain on
  distributions                                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,971,447            43,626
                                       ----------          --------
  Net gain (loss) on investments        1,473,327            47,201
                                       ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                          $1,676,009           $52,165
                                       ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                      PUTNAM VT          PUTNAM VT
                                    PUTNAM VT           MONEY            MULTI-CAP
                                 INVESTORS FUND      MARKET FUND        GROWTH FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $5,263              $4                $35,938
                                     -------             ---             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (630)             --               (296,253)
 Net realized gain on
  distributions                           --              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         48,805              --              1,386,976
                                     -------             ---             ----------
  Net gain (loss) on
   investments                        48,175              --              1,090,723
                                     -------             ---             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $53,438              $4             $1,126,661
                                     =======             ===             ==========

                                    PUTNAM VT            PUTNAM VT
                                    SMALL CAP          GEORGE PUTNAM
                                    VALUE FUND         BALANCED FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,876              $4,757
                                     --------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (76,290)             (3,457)
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         271,036              24,689
                                     --------             -------
  Net gain (loss) on
   investments                        194,746              21,232
                                     --------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                        $200,622             $25,989
                                     ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT                                  PUTNAM VT
                                              GLOBAL              PUTNAM VT              CAPITAL
                                          UTILITIES FUND         VOYAGER FUND       OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $13,872               $46,265               $5,361
                                             ---------            ----------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (9,831)             (617,489)              55,478
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,526             2,163,134              109,508
                                             ---------            ----------             --------
  Net gain (loss) on investments                 4,695             1,545,645              164,986
                                             ---------            ----------             --------
  Net increase (decrease) in net
   assets resulting from operations            $18,567            $1,591,910             $170,347
                                             =========            ==========             ========

                                                                 INVESCO
                                            PUTNAM VT        VAN KAMPEN V.I.
                                              EQUITY            GROWTH AND
                                           INCOME FUND         INCOME FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                                    $63,628             $19,234
                                             --------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 71,542              28,333
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    383,423             144,848
                                             --------            --------
  Net gain (loss) on investments              454,965             173,181
                                             --------            --------
  Net increase (decrease) in net
   assets resulting from operations          $518,593            $192,415
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        INVESCO                   INVESCO
                                                INVESCO             VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                            VAN KAMPEN V.I.             AMERICAN                  MID CAP
                                             COMSTOCK FUND           FRANCHISE FUND             GROWTH FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT (6)(7)(8)      SUB-ACCOUNT (6)(9)
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $89,231                   $ --                      $ --
                                               ----------               --------                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (39,055)               113,467                  (595,762)
 Net realized gain on distributions                    --                     --                       554
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        976,962                180,730                   807,226
                                               ----------               --------                 ---------
  Net gain (loss) on investments                  937,907                294,197                   212,018
                                               ----------               --------                 ---------
  Net increase (decrease) in net assets
   resulting from operations                   $1,027,138               $294,197                  $212,018
                                               ==========               ========                 =========

(6)  Funded as of April 27, 2012.

(7) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(8) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS       ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL               SMALL/MID CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO             VALUE PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $12,907                     $89,772                     $13,854
 Net realized gain (loss) on security
  transactions                                     6,785                    (388,778)                     52,447
 Net realized gain on distributions                   --                          --                     153,244
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        57,847                   1,161,920                     580,605
                                                --------                  ----------                  ----------
 Net increase (decrease) in net assets
  resulting from operations                       77,539                     862,914                     800,150
                                                --------                  ----------                  ----------
UNIT TRANSACTIONS:
 Purchases                                       160,959                     785,860                     716,396
 Net transfers                                    78,608                     (82,607)                    169,440
 Surrenders for benefit payments and
  fees                                                --                    (232,291)                   (146,059)
 Other transactions                                   14                        (382)                         69
 Death benefits                                       --                     (27,508)                    (10,188)
 Net loan activity                               (24,930)                    (21,873)                    (19,027)
 Cost of insurance and other fees                (71,622)                   (480,926)                   (447,301)
                                                --------                  ----------                  ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               143,029                     (59,727)                    263,330
                                                --------                  ----------                  ----------
 Net increase (decrease) in net assets           220,568                     803,187                   1,063,480
NET ASSETS:
 Beginning of year                               510,257                   5,926,185                   4,218,732
                                                --------                  ----------                  ----------
 End of year                                    $730,825                  $6,729,372                  $5,282,212
                                                ========                  ==========                  ==========

                                                                     ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                             VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $298                      $19,459
 Net realized gain (loss) on security
  transactions                                       388                      (71,789)
 Net realized gain on distributions                   --                           --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,518                      243,155
                                                 -------                   ----------
 Net increase (decrease) in net assets
  resulting from operations                        2,204                      190,825
                                                 -------                   ----------
UNIT TRANSACTIONS:
 Purchases                                         4,791                      148,757
 Net transfers                                     3,472                     (232,783)
 Surrenders for benefit payments and
  fees                                                --                      (15,786)
 Other transactions                                    1                          141
 Death benefits                                       --                           --
 Net loan activity                                    --                          (55)
 Cost of insurance and other fees                 (3,471)                     (93,807)
                                                 -------                   ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 4,793                     (193,533)
                                                 -------                   ----------
 Net increase (decrease) in net assets             6,997                       (2,708)
NET ASSETS:
 Beginning of year                                11,566                    1,311,075
                                                 -------                   ----------
 End of year                                     $18,563                   $1,308,367
                                                 =======                   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                                CORE                HIGH            INTERNATIONAL
                                            EQUITY FUND          YIELD FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $14,502               $759              $131,297
 Net realized gain (loss) on security
  transactions                                   63,184                 13                75,645
 Net realized gain on distributions                  --                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      123,417              1,512             1,058,068
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     201,103              2,284             1,265,010
                                             ----------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                      179,952              1,034             1,409,023
 Net transfers                                 (201,801)                --               196,846
 Surrenders for benefit payments and
  fees                                          (73,854)                --              (171,307)
 Other transactions                                 (35)                --                   259
 Death benefits                                      --                 --                (8,376)
 Net loan activity                                  (14)                --               (26,330)
 Cost of insurance and other fees               (99,264)              (377)             (880,307)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (195,016)               657               519,808
                                             ----------            -------            ----------
 Net increase (decrease) in net assets            6,087              2,941             1,784,818
NET ASSETS:
 Beginning of year                            1,521,695             13,167             7,865,517
                                             ----------            -------            ----------
 End of year                                 $1,527,782            $16,108            $9,650,335
                                             ==========            =======            ==========

                                            INVESCO V.I.          INVESCO V.I.
                                            MID CAP CORE           SMALL CAP
                                            EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,968                  $ --
 Net realized gain (loss) on security
  transactions                                   (8,953)               46,956
 Net realized gain on distributions              51,580                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      565,065               664,022
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     611,660               710,978
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      502,042               908,242
 Net transfers                                  214,662               272,822
 Surrenders for benefit payments and
  fees                                         (428,619)             (136,556)
 Other transactions                                  60                  (210)
 Death benefits                                 (12,067)              (13,152)
 Net loan activity                                3,986               (73,339)
 Cost of insurance and other fees              (338,497)             (497,908)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (58,433)              459,899
                                             ----------            ----------
 Net increase (decrease) in net assets          553,227             1,170,877
NET ASSETS:
 Beginning of year                            5,551,429             4,835,906
                                             ----------            ----------
 End of year                                 $6,104,656            $6,006,783
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 INVESCO V.I.
                                           INVESCO V.I.          BALANCED RISK         INVESCO V.I.
                                              GLOBAL              ALLOCATION           DIVERSIFIED
                                         REAL ESTATE FUND            FUND             DIVIDEND FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,772                $26,040                $816
 Net realized gain (loss) on security
  transactions                                   4,044                 23,605                  21
 Net realized gain on distributions                 --                 11,493                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     103,114                190,005               6,231
                                             ---------            -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    109,930                251,143               7,068
                                             ---------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     144,627                594,265               5,634
 Net transfers                                  66,381              1,533,576                  --
 Surrenders for benefit payments and
  fees                                              --                 (8,310)                 --
 Other transactions                                (22)                   (39)                 --
 Death benefits                                     --                 (8,072)                 --
 Net loan activity                              (1,831)                  (987)                 --
 Cost of insurance and other fees              (60,115)              (363,685)             (2,043)
                                             ---------            -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             149,040              1,746,748               3,591
                                             ---------            -----------            --------
 Net increase (decrease) in net assets         258,970              1,997,891              10,659
NET ASSETS:
 Beginning of year                             336,790              1,426,806              37,414
                                             ---------            -----------            --------
 End of year                                  $595,760             $3,424,697             $48,073
                                             =========            ===========            ========


                                         ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS
                                              REAL ESTATE               GLOBAL
                                         INVESTMENT PORTFOLIO          BOND FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $5,095                  $43,400
 Net realized gain (loss) on security
  transactions                                     2,389                    8,797
 Net realized gain on distributions               70,121                   17,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        27,058                   48,017
                                               ---------              -----------
 Net increase (decrease) in net assets
  resulting from operations                      104,663                  118,084
                                               ---------              -----------
UNIT TRANSACTIONS:
 Purchases                                       166,523                  315,763
 Net transfers                                   184,779                  115,347
 Surrenders for benefit payments and
  fees                                           (11,124)                 (43,692)
 Other transactions                                   61                      523
 Death benefits                                       --                       --
 Net loan activity                                (4,370)                    (803)
 Cost of insurance and other fees                (77,578)                (231,150)
                                               ---------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               258,291                  155,988
                                               ---------              -----------
 Net increase (decrease) in net assets           362,954                  274,072
NET ASSETS:
 Beginning of year                               429,286                1,838,472
                                               ---------              -----------
 End of year                                    $792,240               $2,112,544
                                               =========              ===========

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS                                AMERICAN FUNDS
                                               GLOBAL             AMERICAN FUNDS            BLUE CHIP
                                             GROWTH AND                ASSET               INCOME AND
                                             INCOME FUND          ALLOCATION FUND          GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $97,747               $621,966               $387,593
 Net realized gain (loss) on security
  transactions                                    38,891                214,115                 11,056
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       463,579              3,922,393              1,984,243
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      600,217              4,758,474              2,382,892
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       680,220              2,942,984              1,769,409
 Net transfers                                    89,626               (597,091)               479,662
 Surrenders for benefit payments and
  fees                                           (89,554)            (1,045,183)              (796,956)
 Other transactions                                1,666                    954                     28
 Death benefits                                       --                (25,668)               (65,219)
 Net loan activity                               (15,103)               (71,695)                (5,443)
 Cost of insurance and other fees               (474,101)            (2,178,110)            (1,258,677)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               192,754               (973,809)               122,804
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           792,971              3,784,665              2,505,696
NET ASSETS:
 Beginning of year                             3,292,508             29,576,879             17,157,065
                                             -----------            -----------            -----------
 End of year                                  $4,085,479            $33,361,544            $19,662,761
                                             ===========            ===========            ===========


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL
                                              BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $885,013               $189,554
 Net realized gain (loss) on security
  transactions                                   136,117                380,607
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       836,795              3,552,569
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,857,925              4,122,730
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     4,054,113              1,829,903
 Net transfers                                  (685,217)              (581,392)
 Surrenders for benefit payments and
  fees                                        (1,496,602)              (723,413)
 Other transactions                                  108                   (917)
 Death benefits                                 (184,144)                (2,474)
 Net loan activity                               (72,301)                 8,521
 Cost of insurance and other fees             (2,904,934)            (1,172,053)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,288,977)              (641,825)
                                             -----------            -----------
 Net increase (decrease) in net assets           568,948              3,480,905
NET ASSETS:
 Beginning of year                            35,118,217             18,730,088
                                             -----------            -----------
 End of year                                 $35,687,165            $22,210,993
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $655,693               $1,101,596                 $580,527
 Net realized gain (loss) on security
  transactions                                 1,073,150                  365,820                  (44,697)
 Net realized gain on distributions                   --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    11,670,615                9,148,071                5,803,994
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets
  resulting from operations                   13,399,458               10,615,487                6,339,824
                                             -----------              -----------              -----------
UNIT TRANSACTIONS:
 Purchases                                     7,676,343                5,275,187                4,506,086
 Net transfers                                (3,300,265)              (1,144,226)                (805,679)
 Surrenders for benefit payments and
  fees                                        (3,387,791)              (2,000,833)              (1,284,324)
 Other transactions                                1,342                    1,117                    7,838
 Death benefits                                 (128,799)                (142,279)                 (42,460)
 Net loan activity                              (144,353)                (117,636)                 (74,639)
 Cost of insurance and other fees             (5,906,921)              (4,183,647)              (2,985,598)
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (5,190,444)              (2,312,317)                (678,776)
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets         8,209,014                8,303,170                5,661,048
NET ASSETS:
 Beginning of year                            76,371,260               61,792,882               35,226,826
                                             -----------              -----------              -----------
 End of year                                 $84,580,274              $70,096,052              $40,887,874
                                             ===========              ===========              ===========

                                                                   AMERICAN FUNDS
                                           AMERICAN FUNDS           GLOBAL SMALL
                                           NEW WORLD FUND        CAPITALIZATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $165,163                $191,617
 Net realized gain (loss) on security
  transactions                                   466,656                 308,028
 Net realized gain on distributions                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,975,654               1,875,014
                                             -----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,607,473               2,374,659
                                             -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                     1,441,449               1,301,919
 Net transfers                                  (191,387)               (751,197)
 Surrenders for benefit payments and
  fees                                        (1,109,248)               (372,906)
 Other transactions                                 (127)                    336
 Death benefits                                  (58,324)                (20,677)
 Net loan activity                               (21,429)                (29,390)
 Cost of insurance and other fees               (972,610)               (944,121)
                                             -----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (911,676)               (816,036)
                                             -----------             -----------
 Net increase (decrease) in net assets         1,695,797               1,558,623
NET ASSETS:
 Beginning of year                            14,822,781              13,396,066
                                             -----------             -----------
 End of year                                 $16,518,578             $14,954,689
                                             ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                           ASSET MANAGER         EQUITY-INCOME            GROWTH
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $10,419               $478,707                $944
 Net realized gain (loss) on security
  transactions                                 (21,982)              (155,572)              1,943
 Net realized gain on distributions              4,989                967,381                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      90,508              1,107,647              28,701
                                             ---------            -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     83,934              2,398,163              31,588
                                             ---------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                          --              1,008,685              18,048
 Net transfers                                 (26,281)              (259,067)             10,337
 Surrenders for benefit payments and
  fees                                         (17,339)              (342,682)                 --
 Other transactions                                (11)                  (406)                  2
 Death benefits                                     --                (49,972)                 --
 Net loan activity                                  --                (43,648)                 --
 Cost of insurance and other fees              (79,201)              (789,096)            (20,067)
                                             ---------            -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (122,832)              (476,186)              8,320
                                             ---------            -----------            --------
 Net increase (decrease) in net assets         (38,898)             1,921,977              39,908
NET ASSETS:
 Beginning of year                             719,530             13,968,283             224,539
                                             ---------            -----------            --------
 End of year                                  $680,632            $15,890,260            $264,447
                                             =========            ===========            ========

                                            FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $195,193              $7,610
 Net realized gain (loss) on security
  transactions                                   (18,942)             (9,977)
 Net realized gain on distributions                   --               1,310
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,285,277              74,383
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    2,461,528              73,326
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     2,129,590                  --
 Net transfers                                   (31,583)                 --
 Surrenders for benefit payments and
  fees                                          (441,202)            (19,919)
 Other transactions                                3,000                  --
 Death benefits                                  (95,830)                 --
 Net loan activity                               (89,592)                 --
 Cost of insurance and other fees             (1,609,096)            (14,666)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (134,713)            (34,585)
                                             -----------            --------
 Net increase (decrease) in net assets         2,326,815              38,741
NET ASSETS:
 Beginning of year                            15,333,565             366,798
                                             -----------            --------
 End of year                                 $17,660,380            $405,539
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                            FIDELITY VIP
                                     FIDELITY VIP        FIDELITY VIP      DYNAMIC CAPITAL
                                        MID CAP        VALUE STRATEGIES     APPRECIATION
                                       PORTFOLIO           PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $60,666               $190               $613
 Net realized gain (loss) on
  security transactions                   147,016             11,054              4,765
 Net realized gain on
  distributions                         1,257,794                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         500,607              1,922             13,449
                                      -----------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from
  operations                            1,966,083             13,166             18,827
                                      -----------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                              2,225,306              8,546             21,910
 Net transfers                            260,621               (617)            16,991
 Surrenders for benefit payments
  and fees                               (556,744)           (10,732)                --
 Other transactions                          (351)                (1)                 3
 Death benefits                           (33,805)                --                 --
 Net loan activity                         31,115                 --               (162)
 Cost of insurance and other
  fees                                 (1,473,027)           (11,392)           (10,426)
                                      -----------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            453,115            (14,196)            28,316
                                      -----------          ---------          ---------
 Net increase (decrease) in net
  assets                                2,419,198             (1,030)            47,143
NET ASSETS:
 Beginning of year                     13,380,003             55,682             81,951
                                      -----------          ---------          ---------
 End of year                          $15,799,201            $54,652           $129,094
                                      ===========          =========          =========


                                    FIDELITY VIP       FIDELITY VIP
                                    FREEDOM 2010       FREEDOM 2020
                                      PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,328            $14,608
 Net realized gain (loss) on
  security transactions                  12,550             25,360
 Net realized gain on
  distributions                           7,241              9,036
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        25,109             42,096
                                      ---------          ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             53,228             91,100
                                      ---------          ---------
UNIT TRANSACTIONS:
 Purchases                               39,409            191,984
 Net transfers                          (10,772)             6,654
 Surrenders for benefit payments
  and fees                              (50,326)            (9,441)
 Other transactions                           2                 66
 Death benefits                              --                 --
 Net loan activity                           --                (79)
 Cost of insurance and other
  fees                                  (20,442)           (68,925)
                                      ---------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (42,129)           120,259
                                      ---------          ---------
 Net increase (decrease) in net
  assets                                 11,099            211,359
NET ASSETS:
 Beginning of year                      498,398            601,940
                                      ---------          ---------
 End of year                           $509,497           $813,299
                                      =========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                           FRANKLIN
                                            FIDELITY VIP          FIDELITY VIP              RISING
                                            FREEDOM 2030        STRATEGIC INCOME          DIVIDENDS
                                             PORTFOLIO              PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $21,037               $23,065                $18,042
 Net realized gain (loss) on security
  transactions                                    4,802                 1,478                  7,887
 Net realized gain on distributions               9,035                 7,366                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       92,114                21,005                 95,339
                                             ----------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     126,988                52,914                121,268
                                             ----------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                      258,381               208,141                266,311
 Net transfers                                  163,829               278,185                537,524
 Surrenders for benefit payments and
  fees                                               --                (1,064)               (19,482)
 Other transactions                                  24                    --                    143
 Death benefits                                      --                    --                     --
 Net loan activity                                  (17)               (3,237)                (1,285)
 Cost of insurance and other fees              (127,974)             (183,750)              (183,157)
                                             ----------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              294,243               298,275                600,054
                                             ----------             ---------             ----------
 Net increase (decrease) in net assets          421,231               351,189                721,322
NET ASSETS:
 Beginning of year                              708,270               359,334                668,591
                                             ----------             ---------             ----------
 End of year                                 $1,129,501              $710,523             $1,389,913
                                             ==========             =========             ==========

                                                                     FRANKLIN
                                              FRANKLIN            SMALL-MID CAP
                                               INCOME                 GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,142,039                  $ --
 Net realized gain (loss) on security
  transactions                                   (44,815)               44,709
 Net realized gain on distributions                   --                98,512
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,023,916               (15,563)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    2,121,140               127,658
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,266,698               297,503
 Net transfers                                   185,140              (172,993)
 Surrenders for benefit payments and
  fees                                          (347,916)              (28,169)
 Other transactions                                  (84)                   (7)
 Death benefits                                  (35,431)                   (4)
 Net loan activity                               (85,669)                 (120)
 Cost of insurance and other fees             (1,646,497)             (159,495)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               336,241               (63,285)
                                             -----------            ----------
 Net increase (decrease) in net assets         2,457,381                64,373
NET ASSETS:
 Beginning of year                            16,754,536             1,213,002
                                             -----------            ----------
 End of year                                 $19,211,917            $1,277,375
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FRANKLIN               FRANKLIN               FRANKLIN
                                              SMALL CAP              STRATEGIC            TEMPLETON VIP
                                                VALUE                 INCOME              MUTUAL SHARES
                                           SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $77,958             $1,059,196               $468,022
 Net realized gain (loss) on security
  transactions                                   328,226                179,193                 54,815
 Net realized gain on distributions                   --                 17,274                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,326,664                603,215              2,426,350
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,732,848              1,858,878              2,949,187
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,227,212              2,176,715              3,377,499
 Net transfers                                  (858,571)                40,788                 (2,035)
 Surrenders for benefit payments and
  fees                                          (407,709)              (948,017)              (618,124)
 Other transactions                                 (461)                   332                    (74)
 Death benefits                                  (11,703)               (48,780)               (69,556)
 Net loan activity                               (21,290)               (77,071)                17,803
 Cost of insurance and other fees               (797,303)            (1,486,243)            (2,179,095)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (869,825)              (342,276)               526,418
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           863,023              1,516,602              3,475,605
NET ASSETS:
 Beginning of year                             9,829,007             14,033,725             20,518,187
                                             -----------            -----------            -----------
 End of year                                 $10,692,030            $15,550,327            $23,993,792
                                             ===========            ===========            ===========

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON
                                              MARKETS               FOREIGN
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $32,627              $119,887
 Net realized gain (loss) on security
  transactions                                    8,783                 7,919
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      213,252               592,126
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     254,662               719,932
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      407,430               779,588
 Net transfers                                  211,728               496,470
 Surrenders for benefit payments and
  fees                                          (41,526)             (136,822)
 Other transactions                                  41                   (47)
 Death benefits                                      --                (3,504)
 Net loan activity                              (10,604)              (62,880)
 Cost of insurance and other fees              (270,194)             (488,676)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              296,875               584,129
                                             ----------            ----------
 Net increase (decrease) in net assets          551,537             1,304,061
NET ASSETS:
 Beginning of year                            1,699,415             3,365,535
                                             ----------            ----------
 End of year                                 $2,250,952            $4,669,596
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          FRANKLIN
                                             TEMPLETON               MUTUAL               FLEX CAP
                                               GROWTH           GLOBAL DISCOVERY           GROWTH
                                          SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $90,309               $353,059                $ --
 Net realized gain (loss) on security
  transactions                                   (9,813)                11,729              15,386
 Net realized gain on distributions                  --                712,732                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      807,072                575,613              26,983
                                             ----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     887,568              1,653,133              42,369
                                             ----------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                      820,645              1,414,742              82,547
 Net transfers                                  (14,609)               206,037              (8,723)
 Surrenders for benefit payments and
  fees                                         (182,131)              (632,763)             (3,528)
 Other transactions                                 (93)                 1,835                  --
 Death benefits                                 (13,024)               (33,952)                 --
 Net loan activity                               (6,732)               (69,884)             (4,927)
 Cost of insurance and other fees              (539,401)              (872,316)            (50,796)
                                             ----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               64,655                 13,699              14,573
                                             ----------            -----------            --------
 Net increase (decrease) in net assets          952,223              1,666,832              56,942
NET ASSETS:
 Beginning of year                            4,047,261             12,298,911             439,851
                                             ----------            -----------            --------
 End of year                                 $4,999,484            $13,965,743            $496,793
                                             ==========            ===========            ========


                                              TEMPLETON              HARTFORD
                                             GLOBAL BOND             BALANCED
                                           SECURITIES FUND           HLS FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (2)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,336,586             $1,153,354
 Net realized gain (loss) on security
  transactions                                   195,262               (720,791)
 Net realized gain on distributions               33,555                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,389,573              3,857,366
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,954,976              4,289,929
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,701,233              2,457,177
 Net transfers                                   845,372               (193,093)
 Surrenders for benefit payments and
  fees                                          (698,171)              (808,354)
 Other transactions                                 (633)                (1,004)
 Death benefits                                  (51,369)               (83,720)
 Net loan activity                               (66,445)               (97,996)
 Cost of insurance and other fees             (2,015,446)            (2,157,054)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               714,541               (884,044)
                                             -----------            -----------
 Net increase (decrease) in net assets         3,669,517              3,405,885
NET ASSETS:
 Beginning of year                            19,121,827             35,957,376
                                             -----------            -----------
 End of year                                 $22,791,344            $39,363,261
                                             ===========            ===========

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND
                                             RETURN BOND            APPRECIATION            AND GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $3,282,470              $1,502,463             $1,387,720
 Net realized gain (loss) on security
  transactions                                   275,383              (1,333,654)               348,905
 Net realized gain on distributions                   --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,193,526              16,334,384              5,640,106
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    5,751,379              16,503,193              7,376,731
                                             -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     8,426,079               9,267,416              5,201,926
 Net transfers                                 2,667,330              (2,760,402)               (20,277)
 Surrenders for benefit payments and
  fees                                        (2,045,527)             (3,016,803)            (2,032,161)
 Other transactions                                 (460)                  7,304                   (508)
 Death benefits                                 (184,339)               (176,384)              (211,903)
 Net loan activity                              (121,443)               (342,467)               (36,789)
 Cost of insurance and other fees             (6,223,904)             (7,053,318)            (3,893,532)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,517,736              (4,074,654)              (993,244)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets         8,269,115              12,428,539              6,383,487
NET ASSETS:
 Beginning of year                            74,639,363              91,203,019             54,045,185
                                             -----------            ------------            -----------
 End of year                                 $82,908,478            $103,631,558            $60,428,672
                                             ===========            ============            ===========


                                              HARTFORD              HARTFORD
                                          GLOBAL RESEARCH        GLOBAL GROWTH
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,898                 $3,175
 Net realized gain (loss) on security
  transactions                                   1,278                 13,285
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      20,630                132,550
                                             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     23,806                149,010
                                             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                      24,002                 29,603
 Net transfers                                  28,282                 50,604
 Surrenders for benefit payments and
  fees                                              --               (156,894)
 Other transactions                                  1                      3
 Death benefits                                   (242)                    --
 Net loan activity                                  (4)               (83,319)
 Cost of insurance and other fees              (17,137)               (62,496)
                                             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              34,902               (222,499)
                                             ---------             ----------
 Net increase (decrease) in net assets          58,708                (73,489)
NET ASSETS:
 Beginning of year                             118,914                705,615
                                             ---------             ----------
 End of year                                  $177,622               $632,126
                                             =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD                                     HARTFORD
                                             DISCIPLINED             HARTFORD               GROWTH
                                               EQUITY                 GROWTH             OPPORTUNITIES
                                              HLS FUND               HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $286,644                  $ --                   $ --
 Net realized gain (loss) on security
  transactions                                   131,692                 8,397                274,490
 Net realized gain on distributions                   --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,268,027               195,781              3,426,954
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,686,363               204,178              3,701,444
                                             -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,650,651               248,616              2,696,949
 Net transfers                                   503,281               101,348               (220,034)
 Surrenders for benefit payments and
  fees                                          (541,495)              (28,581)              (496,854)
 Other transactions                               (1,139)                    7                    (64)
 Death benefits                                  (75,550)                 (692)               (12,888)
 Net loan activity                              (122,009)                 (931)               (80,784)
 Cost of insurance and other fees             (1,700,987)             (149,334)            (1,699,876)
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               712,752               170,433                186,449
                                             -----------            ----------            -----------
 Net increase (decrease) in net assets         3,399,115               374,611              3,887,893
NET ASSETS:
 Beginning of year                            15,030,108             1,070,661             13,612,415
                                             -----------            ----------            -----------
 End of year                                 $18,429,223            $1,445,272            $17,500,308
                                             ===========            ==========            ===========


                                              HARTFORD              HARTFORD
                                             HIGH YIELD               INDEX
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $551,358               $862,799
 Net realized gain (loss) on security
  transactions                                   62,350             (1,173,931)
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      203,018              6,417,935
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     816,726              6,106,803
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    1,188,278              1,964,055
 Net transfers                                1,531,212             (1,269,675)
 Surrenders for benefit payments and
  fees                                         (286,000)              (986,600)
 Other transactions                                 391                   (462)
 Death benefits                                  (5,245)               (98,965)
 Net loan activity                             (101,598)                   907
 Cost of insurance and other fees              (734,004)            (1,917,354)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,593,034             (2,308,094)
                                             ----------            -----------
 Net increase (decrease) in net assets        2,409,760              3,798,709
NET ASSETS:
 Beginning of year                            5,002,728             39,652,278
                                             ----------            -----------
 End of year                                 $7,412,488            $43,450,987
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD
                                            INTERNATIONAL         SMALL/MID CAP           HARTFORD
                                            OPPORTUNITIES            EQUITY                MIDCAP
                                              HLS FUND              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $382,766               $2,488               $248,082
 Net realized gain (loss) on security
  transactions                                  (193,860)               6,076                620,627
 Net realized gain on distributions                   --               56,179                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,440,059               (4,986)             4,362,556
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    3,628,965               59,757              5,231,265
                                             -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,647,775               43,107              1,118,641
 Net transfers                                  (937,847)               4,779               (969,931)
 Surrenders for benefit payments and
  fees                                          (735,779)              (2,347)            (1,186,346)
 Other transactions                               (1,581)                   1                 (1,154)
 Death benefits                                  (51,806)                  --                (88,747)
 Net loan activity                                94,063                 (236)                (1,117)
 Cost of insurance and other fees             (1,139,379)             (38,092)              (973,586)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,124,554)               7,212             (2,102,240)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets         2,504,411               66,969              3,129,025
NET ASSETS:
 Beginning of year                            18,287,499              368,207             27,553,053
                                             -----------            ---------            -----------
 End of year                                 $20,791,910             $435,176            $30,682,078
                                             ===========            =========            ===========


                                              HARTFORD               HARTFORD
                                            MIDCAP VALUE           MONEY MARKET
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $73,294                    $ --
 Net realized gain (loss) on security
  transactions                                 (207,831)                     --
 Net realized gain on distributions                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,473,101                      --
                                             ----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                   1,338,564                      --
                                             ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                      263,757              22,317,500
 Net transfers                                 (283,432)              2,981,947
 Surrenders for benefit payments and
  fees                                         (185,314)            (19,232,684)
 Other transactions                               3,048                      --
 Death benefits                                  (3,948)                (99,081)
 Net loan activity                              (15,495)             (2,559,995)
 Cost of insurance and other fees              (242,503)             (4,512,023)
                                             ----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (463,887)             (1,104,336)
                                             ----------            ------------
 Net increase (decrease) in net assets          874,677              (1,104,336)
NET ASSETS:
 Beginning of year                            5,500,945              49,908,777
                                             ----------            ------------
 End of year                                 $6,375,622             $48,804,441
                                             ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                            SMALL COMPANY         SMALLCAP GROWTH             STOCK
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                  $ --                $826,913
 Net realized gain (loss) on security
  transactions                                   602,680                 4,358              (1,313,131)
 Net realized gain on distributions                1,009                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,717,956                20,122               5,656,081
                                             -----------             ---------             -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,321,645                24,480               5,169,863
                                             -----------             ---------             -----------
UNIT TRANSACTIONS:
 Purchases                                       719,764                27,389               2,348,973
 Net transfers                                  (718,636)                  786              (1,092,760)
 Surrenders for benefit payments and
  fees                                          (504,017)                 (938)             (1,479,892)
 Other transactions                                 (260)                    1                  (2,224)
 Death benefits                                  (26,147)                   --                (168,733)
 Net loan activity                               (19,536)                 (668)                (90,422)
 Cost of insurance and other fees               (672,675)              (15,975)             (1,990,438)
                                             -----------             ---------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,221,507)               10,595              (2,475,496)
                                             -----------             ---------             -----------
 Net increase (decrease) in net assets         1,100,138                35,075               2,694,367
NET ASSETS:
 Beginning of year                            15,221,783               137,809              36,440,833
                                             -----------             ---------             -----------
 End of year                                 $16,321,921              $172,884             $39,135,200
                                             ===========             =========             ===========

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD
                                             SECURITIES               VALUE
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $213,674               $363,885
 Net realized gain (loss) on security
  transactions                                   26,484                442,157
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       33,455              1,725,457
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     273,613              2,531,499
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      643,916              1,462,798
 Net transfers                                 (299,666)            (1,168,062)
 Surrenders for benefit payments and
  fees                                         (421,858)            (1,014,732)
 Other transactions                                (644)                   273
 Death benefits                                 (23,378)               (23,397)
 Net loan activity                               33,652               (120,633)
 Cost of insurance and other fees              (505,600)            (1,119,563)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (573,578)            (1,983,316)
                                             ----------            -----------
 Net increase (decrease) in net assets         (299,965)               548,183
NET ASSETS:
 Beginning of year                            7,992,131             15,523,309
                                             ----------            -----------
 End of year                                 $7,692,166            $16,071,492
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 LORD ABBETT
                                            LORD ABBETT           CALIBRATED           LORD ABBETT
                                            FUNDAMENTAL            DIVIDEND           BOND-DEBENTURE
                                            EQUITY FUND          GROWTH FUND               FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (3)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,996               $57,362              $445,521
 Net realized gain (loss) on security
  transactions                                    (629)               26,650               193,256
 Net realized gain on distributions              5,569                    --                99,573
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      20,131               159,292               106,905
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     27,067               243,304               845,255
                                             ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     106,775               224,986               762,835
 Net transfers                                  48,936              (267,584)              836,033
 Surrenders for benefit payments and
  fees                                            (299)             (124,900)             (748,424)
 Other transactions                                 85                   (29)                  618
 Death benefits                                     --                    --               (11,777)
 Net loan activity                                 (14)                  934               (22,187)
 Cost of insurance and other fees              (49,283)             (148,217)             (585,537)
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             106,200              (314,810)              231,561
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets         133,267               (71,506)            1,076,816
NET ASSETS:
 Beginning of year                             238,347             1,978,250             6,527,019
                                             ---------            ----------            ----------
 End of year                                  $371,614            $1,906,744            $7,603,835
                                             =========            ==========            ==========

                                            LORD ABBETT
                                             GROWTH AND
                                               INCOME             MFS GROWTH
                                                FUND                SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $21,916                 $ --
 Net realized gain (loss) on security
  transactions                                  (18,129)               6,058
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      244,612               33,429
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     248,399               39,487
                                             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      265,827              119,008
 Net transfers                                   92,383              202,026
 Surrenders for benefit payments and
  fees                                         (230,499)                 (38)
 Other transactions                                 (28)                   8
 Death benefits                                      --                   --
 Net loan activity                               (8,904)                (221)
 Cost of insurance and other fees              (214,336)             (50,279)
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (95,557)             270,504
                                             ----------            ---------
 Net increase (decrease) in net assets          152,842              309,991
NET ASSETS:
 Beginning of year                            2,103,955              163,753
                                             ----------            ---------
 End of year                                 $2,256,797             $473,744
                                             ==========            =========

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW               MFS TOTAL
                                           TRUST SERIES       DISCOVERY SERIES        RETURN SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $5,805                  $ --               $276,119
 Net realized gain (loss) on security
  transactions                                 48,354                43,688                (25,670)
 Net realized gain on distributions                --               153,579                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     48,590               113,660                776,821
                                             --------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   102,749               310,927              1,027,270
                                             --------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     59,492                75,418              1,098,214
 Net transfers                                 32,484              (360,876)               407,921
 Surrenders for benefit payments and
  fees                                           (627)             (110,801)              (267,719)
 Other transactions                               (13)                1,272                    314
 Death benefits                                    --                    --                 (3,606)
 Net loan activity                                 65                71,754                   (438)
 Cost of insurance and other fees             (74,606)              (83,300)              (758,414)
                                             --------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             16,795              (406,533)               476,272
                                             --------            ----------            -----------
 Net increase (decrease) in net assets        119,544               (95,606)             1,503,542
NET ASSETS:
 Beginning of year                            493,349             1,677,460              8,898,221
                                             --------            ----------            -----------
 End of year                                 $612,893            $1,581,854            $10,401,763
                                             ========            ==========            ===========

                                              MFS VALUE            MFS RESEARCH
                                               SERIES               BOND SERIES
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $246,478               $504,614
 Net realized gain (loss) on security
  transactions                                   191,469                 55,809
 Net realized gain on distributions              114,260                120,713
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,649,526                580,288
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,201,733              1,261,424
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,773,348              2,730,280
 Net transfers                                    65,818              2,937,776
 Surrenders for benefit payments and
  fees                                          (389,441)              (395,742)
 Other transactions                                  207                 (1,170)
 Death benefits                                  (19,545)               (24,095)
 Net loan activity                               (51,484)                (5,433)
 Cost of insurance and other fees             (1,679,430)            (1,737,496)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               699,473              3,504,120
                                             -----------            -----------
 Net increase (decrease) in net assets         2,901,206              4,765,544
NET ASSETS:
 Beginning of year                            13,203,876             15,501,359
                                             -----------            -----------
 End of year                                 $16,105,082            $20,266,903
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.   UIF CORE PLUS     UIF EMERGING
                                            EQUITY AND       FIXED INCOME     MARKETS DEBT
                                            INCOME FUND       PORTFOLIO         PORTFOLIO
                                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $393           $12,940             $826
 Net realized gain (loss) on security
  transactions                                     --              (519)              62
 Net realized gain on distributions                --                --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,016            13,064            3,897
                                              -------          --------          -------
 Net increase (decrease) in net assets
  resulting from operations                     2,409            25,485            4,785
                                              -------          --------          -------
UNIT TRANSACTIONS:
 Purchases                                      2,714             9,576               --
 Net transfers                                     --                --               --
 Surrenders for benefit payments and
  fees                                             --                --               --
 Other transactions                                --                --               --
 Death benefits                                    --                --               --
 Net loan activity                                 --                --               --
 Cost of insurance and other fees                (772)          (11,738)          (1,227)
                                              -------          --------          -------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,942            (2,162)          (1,227)
                                              -------          --------          -------
 Net increase (decrease) in net assets          4,351            23,323            3,558
NET ASSETS:
 Beginning of year                             18,793           273,209           27,203
                                              -------          --------          -------
 End of year                                  $23,144          $296,532          $30,761
                                              =======          ========          =======


                                           UIF EMERGING       UIF MID CAP
                                          MARKETS EQUITY         GROWTH
                                             PORTFOLIO         PORTFOLIO
                                            SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------  -----------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                $ --
 Net realized gain (loss) on security
  transactions                                    (24)            119,380
 Net realized gain on distributions                --             237,403
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,226            (209,431)
                                              -------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     6,202             147,352
                                              -------          ----------
UNIT TRANSACTIONS:
 Purchases                                        446             220,990
 Net transfers                                     --             (21,057)
 Surrenders for benefit payments and
  fees                                             --            (133,348)
 Other transactions                                --                (611)
 Death benefits                                    --              (1,040)
 Net loan activity                                 --              (8,492)
 Cost of insurance and other fees              (1,313)           (176,575)
                                              -------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (867)           (120,133)
                                              -------          ----------
 Net increase (decrease) in net assets          5,335              27,219
NET ASSETS:
 Beginning of year                             31,574           1,848,208
                                              -------          ----------
 End of year                                  $36,909          $1,875,427
                                              =======          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.      MORGAN STANLEY --    MORGAN STANLEY --
                                              AMERICAN           FOCUS GROWTH        FLEXIBLE INCOME
                                             VALUE FUND            PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (4)         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $19,123                $ --               $1,163
 Net realized gain (loss) on security
  transactions                                  (70,719)                420                 (147)
 Net realized gain on distributions                  --                 708                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      511,764               1,649                1,310
                                             ----------             -------              -------
 Net increase (decrease) in net assets
  resulting from operations                     460,168               2,777                2,326
                                             ----------             -------              -------
UNIT TRANSACTIONS:
 Purchases                                      233,682               2,417                2,417
 Net transfers                                  (68,665)                 --                   --
 Surrenders for benefit payments and
  fees                                         (111,788)                 --                   --
 Other transactions                                (252)                 --                   --
 Death benefits                                  (7,842)                 --                   --
 Net loan activity                                 (526)                 --                   --
 Cost of insurance and other fees              (145,844)             (1,182)              (1,049)
                                             ----------             -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (101,235)              1,235                1,368
                                             ----------             -------              -------
 Net increase (decrease) in net assets          358,933               4,012                3,694
NET ASSETS:
 Beginning of year                            2,730,248              19,540               17,940
                                             ----------             -------              -------
 End of year                                 $3,089,181             $23,552              $21,634
                                             ==========             =======              =======


                                         MORGAN STANLEY --        INVESCO V.I.
                                            MONEY MARKET        EQUALLY-WEIGHTED
                                             PORTFOLIO            S&P 500 FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT (5)
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $18                  $508
 Net realized gain (loss) on security
  transactions                                      --                    (9)
 Net realized gain on distributions                 --                 4,722
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          --                  (244)
                                              --------               -------
 Net increase (decrease) in net assets
  resulting from operations                         18                 4,977
                                              --------               -------
UNIT TRANSACTIONS:
 Purchases                                       2,661                 3,751
 Net transfers                                      --                    --
 Surrenders for benefit payments and
  fees                                              --                    --
 Other transactions                                 --                    --
 Death benefits                                     --                    --
 Net loan activity                                  --                    --
 Cost of insurance and other fees               (7,846)               (2,153)
                                              --------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (5,185)                1,598
                                              --------               -------
 Net increase (decrease) in net assets          (5,167)                6,575
NET ASSETS:
 Beginning of year                             145,501                29,136
                                              --------               -------
 End of year                                  $140,334               $35,711
                                              ========               =======

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

(5) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                              CAPITAL             OPPENHEIMER           OPPENHEIMER
                                            APPRECIATION       GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA               FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $11,650               $37,467               $6,102
 Net realized gain (loss) on security
  transactions                                   42,987               (28,882)              26,534
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      324,430               365,799              100,071
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     379,067               374,384              132,707
                                             ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      222,316               196,888               83,975
 Net transfers                                 (168,646)             (262,245)             (15,625)
 Surrenders for benefit payments and
  fees                                          (70,999)             (135,019)             (63,308)
 Other transactions                                  (4)                   58                   (2)
 Death benefits                                      --                    --                   --
 Net loan activity                                   --                (1,635)                (216)
 Cost of insurance and other fees              (155,093)             (129,585)             (54,138)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (172,426)             (331,538)             (49,314)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets          206,641                42,846               83,393
NET ASSETS:
 Beginning of year                            2,789,491             1,950,429              821,280
                                             ----------            ----------            ---------
 End of year                                 $2,996,132            $1,993,275             $904,673
                                             ==========            ==========            =========

                                            OPPENHEIMER
                                            MAIN STREET          OPPENHEIMER
                                          SMALL- & MID-CAP          VALUE
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,192               $698
 Net realized gain (loss) on security
  transactions                                  183,574              3,315
 Net realized gain on distributions                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      171,215                382
                                             ----------            -------
 Net increase (decrease) in net assets
  resulting from operations                     361,981              4,395
                                             ----------            -------
UNIT TRANSACTIONS:
 Purchases                                      309,864              7,647
 Net transfers                                   (7,723)            (3,597)
 Surrenders for benefit payments and
  fees                                          (48,309)                --
 Other transactions                                 131                  2
 Death benefits                                  (2,164)                --
 Net loan activity                              (12,613)                --
 Cost of insurance and other fees              (224,864)            (4,345)
                                             ----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions               14,322               (293)
                                             ----------            -------
 Net increase (decrease) in net assets          376,303              4,102
NET ASSETS:
 Beginning of year                            1,977,105             40,348
                                             ----------            -------
 End of year                                 $2,353,408            $44,450
                                             ==========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                            DIVERSIFIED          GLOBAL ASSET             GLOBAL
                                            INCOME FUND         ALLOCATION FUND        EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $415,692               $4,722               $59,249
 Net realized gain (loss) on security
  transactions                                    9,807               (1,521)             (331,241)
 Net realized gain on distributions                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      389,222               62,461               866,193
                                             ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     814,721               65,662               594,201
                                             ----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      601,920                2,605               423,045
 Net transfers                                 (134,448)                  --              (133,194)
 Surrenders for benefit payments and
  fees                                         (644,995)              (2,813)              (85,920)
 Other transactions                                (125)                  --                    (3)
 Death benefits                                  (6,915)                  --                    --
 Net loan activity                               24,036                   --                   111
 Cost of insurance and other fees              (579,805)             (18,864)             (110,475)
                                             ----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (740,332)             (19,072)               93,564
                                             ----------            ---------            ----------
 Net increase (decrease) in net assets           74,389               46,590               687,765
NET ASSETS:
 Beginning of year                            7,230,044              459,554             2,941,019
                                             ----------            ---------            ----------
 End of year                                 $7,304,433             $506,144            $3,628,784
                                             ==========            =========            ==========

                                              PUTNAM VT            PUTNAM VT
                                             GROWTH AND          GLOBAL HEALTH
                                             INCOME FUND           CARE FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $219,587              $9,427
 Net realized gain (loss) on security
  transactions                                  (455,041)              9,765
 Net realized gain on distributions                   --              50,480
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,196,548              54,769
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    1,961,094             124,441
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                       820,658                  --
 Net transfers                                  (102,609)            (22,294)
 Surrenders for benefit payments and
  fees                                          (321,863)            (13,732)
 Other transactions                               (1,509)                 (2)
 Death benefits                                 (104,652)               (226)
 Net loan activity                               (11,054)                 --
 Cost of insurance and other fees               (540,558)            (19,877)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (261,587)            (56,131)
                                             -----------            --------
 Net increase (decrease) in net assets         1,699,507              68,310
NET ASSETS:
 Beginning of year                            10,359,035             579,233
                                             -----------            --------
 End of year                                 $12,058,542            $647,543
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              PUTNAM VT                                     PUTNAM VT
                                                HIGH                 PUTNAM VT            INTERNATIONAL
                                             YIELD FUND             INCOME FUND            VALUE FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $782,655               $397,304                $60,471
 Net realized gain (loss) on security
  transactions                                  (365,481)               (56,794)               (50,125)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,083,165                457,309                358,949
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,500,339                797,819                369,295
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       373,373                352,557                  6,693
 Net transfers                                  (462,184)                19,125                (17,749)
 Surrenders for benefit payments and
  fees                                          (381,730)              (354,971)               (18,247)
 Other transactions                                 (108)                   196                    (22)
 Death benefits                                  (29,781)               (40,320)                    --
 Net loan activity                                    16                 (9,011)                (1,186)
 Cost of insurance and other fees               (421,200)              (311,078)               (59,778)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (921,614)              (343,502)               (90,289)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           578,725                454,317                279,006
NET ASSETS:
 Beginning of year                             9,679,190              7,320,019              1,742,436
                                             -----------            -----------            -----------
 End of year                                 $10,257,915             $7,774,336             $2,021,442
                                             ===========            ===========            ===========

                                              PUTNAM VT            PUTNAM VT
                                            INTERNATIONAL        INTERNATIONAL
                                             EQUITY FUND          GROWTH FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $202,682              $4,964
 Net realized gain (loss) on security
  transactions                                  (498,120)              3,575
 Net realized gain on distributions                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,971,447              43,626
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    1,676,009              52,165
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                       452,940                  --
 Net transfers                                  (409,716)            (41,783)
 Surrenders for benefit payments and
  fees                                          (217,330)                 --
 Other transactions                                  225                  --
 Death benefits                                  (28,575)                 --
 Net loan activity                               (11,384)                 --
 Cost of insurance and other fees               (337,241)             (6,938)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (551,081)            (48,721)
                                             -----------            --------
 Net increase (decrease) in net assets         1,124,928               3,444
NET ASSETS:
 Beginning of year                             7,778,362             262,773
                                             -----------            --------
 End of year                                  $8,903,290            $266,217
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 PUTNAM VT            PUTNAM VT
                                             PUTNAM VT             MONEY              MULTI-CAP
                                          INVESTORS FUND        MARKET FUND          GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $5,263                  $4               $35,938
 Net realized gain (loss) on security
  transactions                                    (630)                 --              (296,253)
 Net realized gain on distributions                 --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      48,805                  --             1,386,976
                                             ---------            --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     53,438                   4             1,126,661
                                             ---------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                                       8,063                  --               386,672
 Net transfers                                   7,899                  --              (275,683)
 Surrenders for benefit payments and
  fees                                          (2,151)               (434)             (133,880)
 Other transactions                                 (1)                 (3)                   42
 Death benefits                                     --                  --               (48,704)
 Net loan activity                                  --                  --               (60,506)
 Cost of insurance and other fees              (16,531)             (2,516)             (261,472)
                                             ---------            --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,721)             (2,953)             (393,531)
                                             ---------            --------            ----------
 Net increase (decrease) in net assets          50,717              (2,949)              733,130
NET ASSETS:
 Beginning of year                             316,195              53,051             6,661,946
                                             ---------            --------            ----------
 End of year                                  $366,912             $50,102            $7,395,076
                                             =========            ========            ==========

                                             PUTNAM VT             PUTNAM VT
                                             SMALL CAP           GEORGE PUTNAM
                                             VALUE FUND          BALANCED FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $5,876               $4,757
 Net realized gain (loss) on security
  transactions                                  (76,290)              (3,457)
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      271,036               24,689
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     200,622               25,989
                                             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      142,836                   --
 Net transfers                                    1,416                   --
 Surrenders for benefit payments and
  fees                                         (135,314)                  --
 Other transactions                                 (69)                  --
 Death benefits                                  (9,308)                  --
 Net loan activity                                  245                 (941)
 Cost of insurance and other fees               (85,076)              (9,528)
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (85,270)             (10,469)
                                             ----------            ---------
 Net increase (decrease) in net assets          115,352               15,520
NET ASSETS:
 Beginning of year                            1,176,503              207,596
                                             ----------            ---------
 End of year                                 $1,291,855             $223,116
                                             ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT                                    PUTNAM VT
                                              GLOBAL               PUTNAM VT               CAPITAL
                                          UTILITIES FUND         VOYAGER FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $13,872                $46,265                 $5,361
 Net realized gain (loss) on security
  transactions                                  (9,831)              (617,489)                55,478
 Net realized gain on distributions                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,526              2,163,134                109,508
                                             ---------            -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     18,567              1,591,910                170,347
                                             ---------            -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                          --                831,634                193,610
 Net transfers                                  (7,202)              (703,963)               (10,019)
 Surrenders for benefit payments and
  fees                                              --               (394,885)               (46,350)
 Other transactions                                 --                 (2,487)                  (588)
 Death benefits                                     --                (64,733)                (2,998)
 Net loan activity                                  --                156,923                 32,411
 Cost of insurance and other fees              (18,641)              (677,777)              (163,729)
                                             ---------            -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (25,843)              (855,288)                 2,337
                                             ---------            -----------             ----------
 Net increase (decrease) in net assets          (7,276)               736,622                172,684
NET ASSETS:
 Beginning of year                             351,942             11,206,664              1,196,057
                                             ---------            -----------             ----------
 End of year                                  $344,666            $11,943,286             $1,368,741
                                             =========            ===========             ==========

                                                                    INVESCO
                                             PUTNAM VT          VAN KAMPEN V.I.
                                               EQUITY              GROWTH AND
                                            INCOME FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $63,628               $19,234
 Net realized gain (loss) on security
  transactions                                   71,542                28,333
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      383,423               144,848
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     518,593               192,415
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      434,232               223,502
 Net transfers                                 (120,172)              (13,670)
 Surrenders for benefit payments and
  fees                                          (59,023)              (60,172)
 Other transactions                                   5                   (10)
 Death benefits                                      --                (2,074)
 Net loan activity                               (2,891)                  (40)
 Cost of insurance and other fees              (229,436)             (171,098)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               22,715               (23,562)
                                             ----------            ----------
 Net increase (decrease) in net assets          541,308               168,853
NET ASSETS:
 Beginning of year                            2,694,954             1,348,358
                                             ----------            ----------
 End of year                                 $3,236,262            $1,517,211
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        INVESCO                  INVESCO
                                                INVESCO             VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                            VAN KAMPEN V.I.             AMERICAN                 MID CAP
                                             COMSTOCK FUND           FRANCHISE FUND            GROWTH FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT (6)(7)(8)      SUB-ACCOUNT (6)(9)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $89,231                    $ --                     $ --
 Net realized gain (loss) on security
  transactions                                    (39,055)                113,467                 (595,762)
 Net realized gain on distributions                    --                      --                      554
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        976,962                 180,730                  807,226
                                               ----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from operations                     1,027,138                 294,197                  212,018
                                               ----------              ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                        451,689                 151,311                  100,475
 Net transfers                                   (395,475)                 82,582                    1,841
 Surrenders for benefit payments and
  fees                                           (101,009)               (106,671)                (118,279)
 Other transactions                                   110                      (1)                       1
 Death benefits                                        --                      --                       --
 Net loan activity                                     --                  (3,370)                 (74,201)
 Cost of insurance and other fees                (317,945)                (92,379)                 (69,792)
                                               ----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (362,630)                 31,472                 (159,955)
                                               ----------              ----------               ----------
 Net increase (decrease) in net assets            664,508                 325,669                   52,063
NET ASSETS:
 Beginning of year                              5,600,281               2,305,207                1,764,329
                                               ----------              ----------               ----------
 End of year                                   $6,264,789              $2,630,876               $1,816,392
                                               ==========              ==========               ==========

(6)  Funded as of April 27, 2012.

(7) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(8) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(9) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH            INTERNATIONAL             SMALL/MID CAP
                                           STRATEGY PORTFOLIO         VALUE PORTFOLIO           VALUE PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $12,481                   $262,316                   $12,332
 Net realized gain (loss) on security
  transactions                                      (317)                     2,086                   162,992
 Net realized gain on distributions                   --                         --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (27,013)                (1,601,473)                 (550,926)
                                                --------                 ----------                ----------
 Net increase (decrease) in net assets
  resulting from operations                      (14,849)                (1,337,071)                 (375,602)
                                                --------                 ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                        69,907                    910,363                   629,562
 Net transfers                                    12,526                    416,781                (1,139,217)
 Surrenders for benefit payments and
  fees                                              (493)                  (132,123)                 (202,330)
 Other transactions                                   (4)                     1,718                     4,494
 Death benefits                                       --                    (15,651)                   (7,930)
 Net loan activity                                   (73)                   (44,988)                   (9,328)
 Cost of insurance and other fees                (63,490)                  (533,473)                 (395,704)
                                                --------                 ----------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                18,373                    602,627                (1,120,453)
                                                --------                 ----------                ----------
 Net increase (decrease) in net assets             3,524                   (734,444)               (1,496,055)
NET ASSETS:
 Beginning of year                               506,733                  6,660,629                 5,714,787
                                                --------                 ----------                ----------
 End of year                                    $510,257                 $5,926,185                $4,218,732
                                                ========                 ==========                ==========

                                                                     ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $144                     $46,566
 Net realized gain (loss) on security
  transactions                                       (47)                    (34,772)
 Net realized gain on distributions                   --                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (612)                   (296,542)
                                                 -------                   ---------
 Net increase (decrease) in net assets
  resulting from operations                         (515)                   (284,748)
                                                 -------                   ---------
UNIT TRANSACTIONS:
 Purchases                                         2,697                     188,450
 Net transfers                                        19                    (109,480)
 Surrenders for benefit payments and
  fees                                                (1)                    (42,667)
 Other transactions                                   --                        (415)
 Death benefits                                       --                          --
 Net loan activity                                    --                      (3,890)
 Cost of insurance and other fees                 (2,748)                   (111,093)
                                                 -------                   ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                   (33)                    (79,095)
                                                 -------                   ---------
 Net increase (decrease) in net assets              (548)                   (363,843)
NET ASSETS:
 Beginning of year                                12,114                   1,674,918
                                                 -------                   ---------
 End of year                                     $11,566                   $1,311,075
                                                 =======                   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             INVESCO V.I.           INVESCO V.I.          INVESCO V.I.
                                               CAPITAL                  CORE                  HIGH
                                          APPRECIATION FUND         EQUITY FUND            YIELD FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)(B)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $3,772                 $8,245               $1,431
 Net realized gain (loss) on security
  transactions                                    (3,647)               133,063               (1,381)
 Net realized gain on distributions                   --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (197,284)               (93,093)                 129
                                              ----------             ----------              -------
 Net increase (decrease) in net assets
  resulting from operations                     (197,159)                48,215                  179
                                              ----------             ----------              -------
UNIT TRANSACTIONS:
 Purchases                                       193,741                103,956                1,034
 Net transfers                                    53,800                156,323                   --
 Surrenders for benefit payments and
  fees                                           (31,880)                  (147)                  (2)
 Other transactions                                   17                 (2,659)                  --
 Death benefits                                  (17,036)                    --                   --
 Net loan activity                                   (17)                  (155)                  --
 Cost of insurance and other fees               (105,456)               (63,460)                (470)
                                              ----------             ----------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions                93,169                193,858                  562
                                              ----------             ----------              -------
 Net increase (decrease) in net assets          (103,990)               242,073                  741
NET ASSETS:
 Beginning of year                             2,409,197              1,279,622               12,426
                                              ----------             ----------              -------
 End of year                                  $2,305,207             $1,521,695              $13,167
                                              ==========             ==========              =======

                                            INVESCO V.I.          INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE
                                            GROWTH FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $113,509               $18,085
 Net realized gain (loss) on security
  transactions                                   (1,124)               (7,000)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (684,930)             (451,853)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (572,545)             (440,768)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                    1,222,157               434,958
 Net transfers                                1,484,148             2,007,524
 Surrenders for benefit payments and
  fees                                         (164,797)             (269,152)
 Other transactions                                 152                  (714)
 Death benefits                                  (7,520)                   --
 Net loan activity                              (14,619)                2,610
 Cost of insurance and other fees              (761,179)             (329,053)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,758,342             1,846,173
                                             ----------            ----------
 Net increase (decrease) in net assets        1,185,797             1,405,405
NET ASSETS:
 Beginning of year                            6,679,720             4,146,024
                                             ----------            ----------
 End of year                                 $7,865,517            $5,551,429
                                             ==========            ==========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                        INVESCO V.I.
                                           INVESCO V.I.          INVESCO V.I.              GLOBAL
                                             SMALL CAP              CAPITAL             REAL ESTATE
                                            EQUITY FUND        DEVELOPMENT FUND             FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                  $ --              $12,093
 Net realized gain (loss) on security
  transactions                                   (1,331)               55,472                  (79)
 Net realized gain on distributions                  --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (85,670)             (167,597)             (32,365)
                                            -----------           -----------             --------
 Net increase (decrease) in net assets
  resulting from operations                     (87,001)             (112,125)             (20,351)
                                            -----------           -----------             --------
UNIT TRANSACTIONS:
 Purchases                                      658,149               129,562               74,655
 Net transfers                                2,280,499                94,804              180,348
 Surrenders for benefit payments and
  fees                                         (115,831)              (23,417)                 (62)
 Other transactions                                (459)                   10                   40
 Death benefits                                    (648)              (12,319)                  --
 Net loan activity                               (9,910)                   --                   --
 Cost of insurance and other fees              (373,181)              (82,204)             (38,017)
                                            -----------           -----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,438,619               106,436              216,964
                                            -----------           -----------             --------
 Net increase (decrease) in net assets        2,351,618                (5,689)             196,613
NET ASSETS:
 Beginning of year                            2,484,288             1,770,018              140,177
                                            -----------           -----------             --------
 End of year                                 $4,835,906            $1,764,329             $336,790
                                            ===========           ===========             ========

                                             INVESCO V.I.
                                             BALANCED RISK           INVESCO V.I.
                                              ALLOCATION               DIVIDEND
                                                 FUND                 GROWTH FUND
                                          SUB-ACCOUNT (A)(C)      SUB-ACCOUNT (A)(D)
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $33,081                  $664
 Net realized gain (loss) on security
  transactions                                    (24,260)                3,210
 Net realized gain on distributions               110,879                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (20,436)               (3,801)
                                              -----------               -------
 Net increase (decrease) in net assets
  resulting from operations                        99,264                    73
                                              -----------               -------
UNIT TRANSACTIONS:
 Purchases                                        438,021                 5,131
 Net transfers                                    194,513                    --
 Surrenders for benefit payments and
  fees                                                 --                    --
 Other transactions                                     6                    --
 Death benefits                                        --                    --
 Net loan activity                                    (22)                   --
 Cost of insurance and other fees                (280,602)               (1,843)
                                              -----------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions                351,916                 3,288
                                              -----------               -------
 Net increase (decrease) in net assets            451,180                 3,361
NET ASSETS:
 Beginning of year                                975,626                34,053
                                              -----------               -------
 End of year                                   $1,426,806               $37,414
                                              ===========               =======

(a)  Funded as of April 29, 2011.

(c) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(d) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                        AMERICAN FUNDS
                                         ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS      CAPITAL WORLD
                                              REAL ESTATE               GLOBAL             GROWTH &
                                          INVESTMENT PORTFOLIO        BOND FUND          INCOME FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $3,995                 $50,569             $90,307
 Net realized gain (loss) on security
  transactions                                      (461)                    544                (823)
 Net realized gain on distributions               36,006                   9,352                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (18,288)                 13,167            (252,824)
                                                --------              ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                       21,252                  73,632            (163,340)
                                                --------              ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                        66,591                 262,132             586,176
 Net transfers                                   278,299                 160,011             431,909
 Surrenders for benefit payments and
  fees                                                --                  (9,515)            (48,261)
 Other transactions                                    5                      99                 136
 Death benefits                                       --                      --                  --
 Net loan activity                                (3,272)                 (1,989)              4,824
 Cost of insurance and other fees                (38,924)               (220,552)           (407,864)
                                                --------              ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               302,699                 190,186             566,920
                                                --------              ----------          ----------
 Net increase (decrease) in net assets           323,951                 263,818             403,580
NET ASSETS:
 Beginning of year                               105,335               1,574,654           2,888,928
                                                --------              ----------          ----------
 End of year                                    $429,286              $1,838,472          $3,292,508
                                                ========              ==========          ==========

                                                                     AMERICAN FUNDS
                                            AMERICAN FUNDS              BLUE CHIP
                                                 ASSET                 INCOME AND
                                            ALLOCATION FUND            GROWTH FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $567,888                 $306,597
 Net realized gain (loss) on security
  transactions                                     (25,036)                  22,263
 Net realized gain on distributions                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (159,912)                (462,102)
                                             -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        382,940                 (133,242)
                                             -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                       3,026,755                1,802,105
 Net transfers                                    (486,806)                 (59,582)
 Surrenders for benefit payments and
  fees                                            (991,710)                (526,104)
 Other transactions                                    745                    4,219
 Death benefits                                    (63,176)                (253,012)
 Net loan activity                                 (41,662)                 (33,616)
 Cost of insurance and other fees               (2,079,014)              (1,245,433)
                                             -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (634,868)                (311,423)
                                             -------------            -------------
 Net increase (decrease) in net assets            (251,928)                (444,665)
NET ASSETS:
 Beginning of year                              29,828,807               17,601,730
                                             -------------            -------------
 End of year                                   $29,576,879              $17,157,065
                                             =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL             AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,042,426               $268,179               $502,497
 Net realized gain (loss) on security
  transactions                                     7,196                 51,711                611,528
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       929,431             (2,109,599)            (4,529,284)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,979,053             (1,789,709)            (3,415,259)
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,993,872              1,859,639              8,009,187
 Net transfers                                 2,780,219             (1,135,524)            (1,127,029)
 Surrenders for benefit payments and
  fees                                        (1,679,056)              (719,201)            (3,654,391)
 Other transactions                                   33                   (616)                13,247
 Death benefits                                  (22,317)               (47,072)              (219,459)
 Net loan activity                               (36,784)              (112,822)              (366,682)
 Cost of insurance and other fees             (2,872,622)            (1,239,138)            (5,973,068)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,163,345             (1,394,734)            (3,318,195)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets         4,142,398             (3,184,443)            (6,733,454)
NET ASSETS:
 Beginning of year                            30,975,819             21,914,531             83,104,714
                                             -----------            -----------            -----------
 End of year                                 $35,118,217            $18,730,088            $76,371,260
                                             ===========            ===========            ===========


                                             AMERICAN FUNDS           AMERICAN FUNDS
                                           GROWTH-INCOME FUND       INTERNATIONAL FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,000,401                 $696,804
 Net realized gain (loss) on security
  transactions                                      (9,705)                  (3,222)
 Net realized gain on distributions                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (2,106,901)              (6,215,655)
                                               -----------              -----------
 Net increase (decrease) in net assets
  resulting from operations                     (1,116,205)              (5,522,073)
                                               -----------              -----------
UNIT TRANSACTIONS:
 Purchases                                       5,789,589                4,414,665
 Net transfers                                    (984,841)               1,792,484
 Surrenders for benefit payments and
  fees                                          (2,993,658)              (1,447,877)
 Other transactions                                  7,331                    2,774
 Death benefits                                   (335,061)                 (23,697)
 Net loan activity                                (230,503)                 (58,661)
 Cost of insurance and other fees               (4,343,810)              (2,909,363)
                                               -----------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (3,090,953)               1,770,325
                                               -----------              -----------
 Net increase (decrease) in net assets          (4,207,158)              (3,751,748)
NET ASSETS:
 Beginning of year                              66,000,040               38,978,574
                                               -----------              -----------
 End of year                                   $61,792,882              $35,226,826
                                               ===========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   AMERICAN FUNDS          FIDELITY VIP
                                           AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER
                                           NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $280,164                $203,048               $15,007
 Net realized gain (loss) on security
  transactions                                     2,759                  84,537               (83,883)
 Net realized gain on distributions                   --                      --                 3,767
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,689,564)             (3,406,010)               45,015
                                             -----------             -----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   (2,406,641)             (3,118,425)              (20,094)
                                             -----------             -----------             ---------
UNIT TRANSACTIONS:
 Purchases                                     1,493,046               1,367,596                    --
 Net transfers                                  (371,578)               (305,521)             (303,708)
 Surrenders for benefit payments and
  fees                                          (331,268)               (403,525)              (15,310)
 Other transactions                               (4,559)                  2,599                    (1)
 Death benefits                                  (47,651)                   (148)                   --
 Net loan activity                               (36,553)               (122,546)                   --
 Cost of insurance and other fees               (989,989)               (991,356)              (72,330)
                                             -----------             -----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (288,552)               (452,901)             (391,349)
                                             -----------             -----------             ---------
 Net increase (decrease) in net assets        (2,695,193)             (3,571,326)             (411,443)
NET ASSETS:
 Beginning of year                            17,517,974              16,967,392             1,130,973
                                             -----------             -----------             ---------
 End of year                                 $14,822,781             $13,396,066              $719,530
                                             ===========             ===========             =========

                                            FIDELITY VIP          FIDELITY VIP
                                            EQUITY-INCOME            GROWTH
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $365,776                $300
 Net realized gain (loss) on security
  transactions                                   (33,599)               (452)
 Net realized gain on distributions                   --                 476
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (167,271)            (12,029)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                      164,906             (11,705)
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                       945,578              15,629
 Net transfers                                  (705,359)            177,206
 Surrenders for benefit payments and
  fees                                          (824,584)             (3,816)
 Other transactions                                1,865                   1
 Death benefits                                  (13,288)                 --
 Net loan activity                              (119,522)                 --
 Cost of insurance and other fees               (792,941)            (18,232)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,508,251)            170,788
                                             -----------            --------
 Net increase (decrease) in net assets        (1,343,345)            159,083
NET ASSETS:
 Beginning of year                            15,311,628              65,456
                                             -----------            --------
 End of year                                 $13,968,283            $224,539
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS               MID CAP
                                              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $127,058               $6,095                 $3,254
 Net realized gain (loss) on security
  transactions                                   170,676               (4,197)                   995
 Net realized gain on distributions                   --                  880                 25,565
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (674,494)             (80,226)            (1,631,723)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (376,760)             (77,448)            (1,601,909)
                                             -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,875,196                   --              2,103,131
 Net transfers                                  (741,872)              (2,270)             1,287,657
 Surrenders for benefit payments and
  fees                                          (319,783)             (27,771)              (600,810)
 Other transactions                                3,153                   --                    594
 Death benefits                                  (23,007)                  --                 (1,370)
 Net loan activity                               (16,641)              (2,939)               (76,965)
 Cost of insurance and other fees             (1,405,867)             (16,188)            (1,311,338)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (628,821)             (49,168)             1,400,899
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets        (1,005,581)            (126,616)              (201,010)
NET ASSETS:
 Beginning of year                            16,339,146              493,414             13,581,013
                                             -----------            ---------            -----------
 End of year                                 $15,333,565             $366,798            $13,380,003
                                             ===========            =========            ===========

                                                                 FIDELITY VIP
                                            FIDELITY VIP        DYNAMIC CAPITAL
                                          VALUE STRATEGIES       APPRECIATION
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                     $455                 $ --
 Net realized gain (loss) on security
  transactions                                   2,973                  (75)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (8,373)              (3,018)
                                              --------              -------
 Net increase (decrease) in net assets
  resulting from operations                     (4,945)              (3,093)
                                              --------              -------
UNIT TRANSACTIONS:
 Purchases                                      15,616               20,402
 Net transfers                                 (12,300)                 430
 Surrenders for benefit payments and
  fees                                          (2,975)                  (1)
 Other transactions                                 (1)                  --
 Death benefits                                     --                   --
 Net loan activity                                  --                   --
 Cost of insurance and other fees              (13,901)              (8,740)
                                              --------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,561)              12,091
                                              --------              -------
 Net increase (decrease) in net assets         (18,506)               8,998
NET ASSETS:
 Beginning of year                              74,188               72,953
                                              --------              -------
 End of year                                   $55,682              $81,951
                                              ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                         FIDELITY VIP      FIDELITY VIP      FIDELITY VIP
                                         FREEDOM 2010      FREEDOM 2020      FREEDOM 2030
                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $9,484           $12,075           $13,747
 Net realized gain (loss) on security
  transactions                               (4,706)            1,692               898
 Net realized gain on distributions           2,559             2,311             2,148
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (18,266)          (22,239)          (39,664)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets resulting from operations          (10,929)           (6,161)          (22,871)
                                           --------          --------          --------
UNIT TRANSACTIONS:
 Purchases                                   39,823           166,126           187,440
 Net transfers                              114,570           (43,629)          261,827
 Surrenders for benefit payments and
  fees                                      (13,207)           (2,519)               --
 Other transactions                              --            (3,158)                1
 Death benefits                                  --                --                --
 Net loan activity                               --               (68)              (15)
 Cost of insurance and other fees           (34,173)          (53,002)          (99,699)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              107,013            63,750           349,554
                                           --------          --------          --------
 Net increase (decrease) in net
  assets                                     96,084            57,589           326,683
NET ASSETS:
 Beginning of year                          402,314           544,351           381,587
                                           --------          --------          --------
 End of year                               $498,398          $601,940          $708,270
                                           ========          ========          ========

                                                               FRANKLIN
                                          FIDELITY VIP          RISING
                                        STRATEGIC INCOME      DIVIDENDS
                                           PORTFOLIO       SECURITIES FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)                $14,172             $7,144
 Net realized gain (loss) on security
  transactions                                    (4)               (83)
 Net realized gain on distributions            6,372                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (10,882)            26,126
                                            --------           --------
 Net increase (decrease) in net
  assets resulting from operations             9,658             33,187
                                            --------           --------
UNIT TRANSACTIONS:
 Purchases                                    72,650            137,817
 Net transfers                               221,710            231,307
 Surrenders for benefit payments and
  fees                                          (875)              (101)
 Other transactions                               11                137
 Death benefits                                   --                 --
 Net loan activity                              (623)            (4,212)
 Cost of insurance and other fees            (45,689)           (81,925)
                                            --------           --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               247,184            283,023
                                            --------           --------
 Net increase (decrease) in net
  assets                                     256,842            316,210
NET ASSETS:
 Beginning of year                           102,492            352,381
                                            --------           --------
 End of year                                $359,334           $668,591
                                            ========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                     FRANKLIN              FRANKLIN
                                              FRANKLIN            SMALL-MID CAP           SMALL CAP
                                               INCOME                 GROWTH                VALUE
                                           SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $910,698                  $ --               $67,512
 Net realized gain (loss) on security
  transactions                                    (7,408)                2,699                10,676
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (567,680)              (28,539)             (432,670)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      335,610               (25,840)             (354,482)
                                             -----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     2,064,550               245,609             1,121,131
 Net transfers                                 1,417,010               318,671               360,673
 Surrenders for benefit payments and
  fees                                          (589,871)               (6,468)             (270,729)
 Other transactions                                  540                   737                   517
 Death benefits                                  (11,032)                   --               (19,090)
 Net loan activity                               (50,169)               (3,613)             (111,298)
 Cost of insurance and other fees             (1,505,586)             (125,895)             (746,493)
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,325,442               429,041               334,711
                                             -----------            ----------            ----------
 Net increase (decrease) in net assets         1,661,052               403,201               (19,771)
NET ASSETS:
 Beginning of year                            15,093,484               809,801             9,848,778
                                             -----------            ----------            ----------
 End of year                                 $16,754,536            $1,213,002            $9,829,007
                                             ===========            ==========            ==========

                                              FRANKLIN
                                              STRATEGIC
                                               INCOME              MUTUAL SHARES
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $844,866               $487,055
 Net realized gain (loss) on security
  transactions                                    (5,188)                (9,288)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (485,710)              (724,532)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      353,968               (246,765)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,140,298              3,011,578
 Net transfers                                   451,869              1,354,783
 Surrenders for benefit payments and
  fees                                          (348,507)              (732,012)
 Other transactions                                  140                  2,352
 Death benefits                                  (16,625)               (98,337)
 Net loan activity                               (41,253)              (113,299)
 Cost of insurance and other fees             (1,354,021)            (1,975,606)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               831,901              1,449,459
                                             -----------            -----------
 Net increase (decrease) in net assets         1,185,869              1,202,694
NET ASSETS:
 Beginning of year                            12,847,856             19,315,493
                                             -----------            -----------
 End of year                                 $14,033,725            $20,518,187
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  TEMPLETON
                                  DEVELOPING          TEMPLETON           TEMPLETON
                                   MARKETS             FOREIGN              GROWTH
                               SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $18,772             $49,393             $54,320
 Net realized gain (loss) on
  security transactions                  459              (6,781)                837
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              (283,751)           (423,291)           (358,982)
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (264,520)           (380,679)           (303,825)
                                  ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           306,408             547,308             698,284
 Net transfers                       568,855           1,455,754             396,356
 Surrenders for benefit
  payments and fees                  (24,249)            (78,287)           (204,113)
 Other transactions                      416                 190               2,883
 Death benefits                         (119)               (994)                 --
 Net loan activity                     6,621              (4,201)                213
 Cost of insurance and other
  fees                              (225,974)           (356,169)           (485,349)
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  631,958           1,563,601             408,274
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets                         367,438           1,182,922             104,449
NET ASSETS:
 Beginning of year                 1,331,977           2,182,613           3,942,812
                                  ----------          ----------          ----------
 End of year                      $1,699,415          $3,365,535          $4,047,261
                                  ==========          ==========          ==========

                                                        FRANKLIN
                                    MUTUAL              FLEX CAP
                               GLOBAL DISCOVERY          GROWTH
                                SECURITIES FUND     SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
----------------------------  ---------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $270,795               $ --
 Net realized gain (loss) on
  security transactions                   362             (2,260)
 Net realized gain on
  distributions                       266,397                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               (913,453)           (19,164)
                                  -----------           --------
 Net increase (decrease) in
  net assets resulting from
  operations                         (375,899)           (21,424)
                                  -----------           --------
UNIT TRANSACTIONS:
 Purchases                          1,376,671             73,600
 Net transfers                      1,214,618             48,744
 Surrenders for benefit
  payments and fees                  (286,276)                --
 Other transactions                     2,023                 --
 Death benefits                       (57,050)                --
 Net loan activity                    (65,701)            (1,209)
 Cost of insurance and other
  fees                               (817,120)           (41,982)
                                  -----------           --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 1,367,165             79,153
                                  -----------           --------
 Net increase (decrease) in
  net assets                          991,266             57,729
NET ASSETS:
 Beginning of year                 11,307,645            382,122
                                  -----------           --------
 End of year                      $12,298,911           $439,851
                                  ===========           ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                         HARTFORD
                                             TEMPLETON              HARTFORD               TOTAL
                                            GLOBAL BOND             ADVISERS            RETURN BOND
                                          SECURITIES FUND           HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,013,111              $615,858             $150,989
 Net realized gain (loss) on security
  transactions                                    (1,203)             (223,427)              73,583
 Net realized gain on distributions              117,816                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (1,353,591)              341,570            4,531,543
                                             -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     (223,867)              734,001            4,756,115
                                             -----------          ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                     2,517,829             2,965,190            7,869,939
 Net transfers                                 2,076,771            (1,366,621)           2,759,793
 Surrenders for benefit payments and
  fees                                          (621,583)           (2,200,111)          (3,419,008)
 Other transactions                                2,393                   435               (8,037)
 Death benefits                                 (180,287)             (135,827)            (314,220)
 Net loan activity                                (6,261)             (173,082)            (219,476)
 Cost of insurance and other fees             (1,663,193)           (2,297,466)          (5,754,666)
                                             -----------          ------------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,125,669            (3,207,482)             914,325
                                             -----------          ------------          -----------
 Net increase (decrease) in net assets         1,901,802            (2,473,481)           5,670,440
NET ASSETS:
 Beginning of year                            17,220,025            38,430,857           68,968,923
                                             -----------          ------------          -----------
 End of year                                 $19,121,827           $35,957,376          $74,639,363
                                             ===========          ============          ===========

                                              HARTFORD               HARTFORD
                                               CAPITAL               DIVIDEND
                                            APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $798,725             $1,141,466
 Net realized gain (loss) on security
  transactions                                 1,188,080                 36,563
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (13,739,397)              (418,518)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (11,752,592)               759,511
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     9,100,588              5,142,397
 Net transfers                                   186,844                421,900
 Surrenders for benefit payments and
  fees                                        (4,993,605)            (1,936,385)
 Other transactions                                8,056                   (168)
 Death benefits                                 (629,437)              (218,415)
 Net loan activity                              (547,951)              (152,032)
 Cost of insurance and other fees             (7,037,538)            (3,746,231)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,913,043)              (488,934)
                                             -----------            -----------
 Net increase (decrease) in net assets       (15,665,635)               270,577
NET ASSETS:
 Beginning of year                           106,868,654             53,774,608
                                             -----------            -----------
 End of year                                 $91,203,019            $54,045,185
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                              HARTFORD             HARTFORD            DISCIPLINED
                                          GLOBAL RESEARCH       GLOBAL GROWTH            EQUITY
                                              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $17                 $293               $181,816
 Net realized gain (loss) on security
  transactions                                   4,317               (1,445)                 2,423
 Net realized gain on distributions                 --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (14,316)             (94,608)               (19,294)
                                              --------             --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (9,982)             (95,760)               164,945
                                              --------             --------            -----------
UNIT TRANSACTIONS:
 Purchases                                      15,555               37,340              2,219,630
 Net transfers                                   1,351              454,069              1,543,032
 Surrenders for benefit payments and
  fees                                              --                 (970)              (402,043)
 Other transactions                                (20)                  --                  2,159
 Death benefits                                     --                   --                (15,879)
 Net loan activity                                (358)                  --                (52,229)
 Cost of insurance and other fees              (11,786)             (43,539)            (1,433,367)
                                              --------             --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               4,742              446,900              1,861,303
                                              --------             --------            -----------
 Net increase (decrease) in net assets          (5,240)             351,140              2,026,248
NET ASSETS:
 Beginning of year                             124,154              354,475             13,003,860
                                              --------             --------            -----------
 End of year                                  $118,914             $705,615            $15,030,108
                                              ========             ========            ===========

                                                                    HARTFORD
                                              HARTFORD               GROWTH
                                               GROWTH             OPPORTUNITIES
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $1,834                   $ --
 Net realized gain (loss) on security
  transactions                                     (687)                76,025
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (123,166)            (1,311,688)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (122,019)            (1,235,663)
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      227,789              2,342,946
 Net transfers                                  491,348               (495,610)
 Surrenders for benefit payments and
  fees                                          (11,912)              (382,742)
 Other transactions                                (251)                 1,507
 Death benefits                                     (98)               (13,137)
 Net loan activity                                  (12)               (82,018)
 Cost of insurance and other fees              (130,587)            (1,473,258)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              576,277               (102,312)
                                             ----------            -----------
 Net increase (decrease) in net assets          454,258             (1,337,975)
NET ASSETS:
 Beginning of year                              616,403             14,950,390
                                             ----------            -----------
 End of year                                 $1,070,661            $13,612,415
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                      HARTFORD
                                             HARTFORD            HARTFORD           INTERNATIONAL
                                            HIGH YIELD             INDEX            OPPORTUNITIES
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $372,972             $700,408               $9,691
 Net realized gain (loss) on security
  transactions                                  (2,079)             265,885               36,844
 Net realized gain on distributions                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (188,727)            (149,366)          (3,094,638)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    182,166              816,927           (3,048,103)
                                            ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     776,710            2,097,836            1,543,847
 Net transfers                               1,464,630           (3,037,554)            (304,660)
 Surrenders for benefit payments and
  fees                                        (161,913)          (1,348,526)          (1,665,972)
 Other transactions                                261                 (617)               1,054
 Death benefits                                 (1,049)             (30,618)             (46,433)
 Net loan activity                              (9,582)            (172,443)             (27,554)
 Cost of insurance and other fees             (507,510)          (1,765,760)          (1,163,538)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           1,561,547           (4,257,682)          (1,663,256)
                                            ----------          -----------          -----------
 Net increase (decrease) in net assets       1,743,713           (3,440,755)          (4,711,359)
NET ASSETS:
 Beginning of year                           3,259,015           43,093,033           22,998,858
                                            ----------          -----------          -----------
 End of year                                $5,002,728          $39,652,278          $18,287,499
                                            ==========          ===========          ===========

                                             HARTFORD
                                          SMALL/MID CAP            HARTFORD
                                              EQUITY                MIDCAP
                                             HLS FUND              HLS FUND
                                           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                 $216,505
 Net realized gain (loss) on security
  transactions                                  2,122                  167,192
 Net realized gain on distributions            28,888                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (40,076)              (2,837,471)
                                             --------            -------------
 Net increase (decrease) in net assets
  resulting from operations                    (9,066)              (2,453,774)
                                             --------            -------------
UNIT TRANSACTIONS:
 Purchases                                     49,726                1,347,529
 Net transfers                                 90,579               (1,752,818)
 Surrenders for benefit payments and
  fees                                         (1,528)              (1,492,296)
 Other transactions                                 2                    3,804
 Death benefits                                    --                 (103,133)
 Net loan activity                                (18)                (161,909)
 Cost of insurance and other fees             (39,033)              (1,160,143)
                                             --------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             99,728               (3,318,966)
                                             --------            -------------
 Net increase (decrease) in net assets         90,662               (5,772,740)
NET ASSETS:
 Beginning of year                            277,545               33,325,793
                                             --------            -------------
 End of year                                 $368,207              $27,553,053
                                             ========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD               HARTFORD
                                            MIDCAP VALUE          MONEY MARKET           SMALL COMPANY
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $620                   $ --                   $ --
 Net realized gain (loss) on security
  transactions                                  (80,162)                    --                237,153
 Net realized gain on distributions                  --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (435,351)                    --               (749,082)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    (514,893)                    --               (511,929)
                                             ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      308,274             51,030,355                754,338
 Net transfers                                 (276,117)           (23,199,649)              (960,446)
 Surrenders for benefit payments and
  fees                                         (235,872)           (24,239,019)            (1,173,525)
 Other transactions                              (3,148)                  (470)                 3,129
 Death benefits                                 (12,271)              (127,479)               (37,694)
 Net loan activity                                7,555               (419,440)               (42,207)
 Cost of insurance and other fees              (249,381)            (5,403,418)              (727,567)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (460,960)            (2,359,120)            (2,183,972)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets         (975,853)            (2,359,120)            (2,695,901)
NET ASSETS:
 Beginning of year                            6,476,798             52,267,897             17,917,684
                                             ----------            -----------            -----------
 End of year                                 $5,500,945            $49,908,777            $15,221,783
                                             ==========            ===========            ===========

                                              HARTFORD              HARTFORD
                                          SMALLCAP GROWTH             STOCK
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                $525,187
 Net realized gain (loss) on security
  transactions                                     600                 (74,277)
 Net realized gain on distributions                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (3,883)               (826,770)
                                              --------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     (3,283)               (375,860)
                                              --------             -----------
UNIT TRANSACTIONS:
 Purchases                                      25,937               2,492,812
 Net transfers                                  51,357              (2,143,969)
 Surrenders for benefit payments and
  fees                                              --              (1,525,171)
 Other transactions                                 --                   4,890
 Death benefits                                     --                (289,411)
 Net loan activity                                  --                (125,227)
 Cost of insurance and other fees              (12,756)             (1,974,656)
                                              --------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              64,538              (3,560,732)
                                              --------             -----------
 Net increase (decrease) in net assets          61,255              (3,936,592)
NET ASSETS:
 Beginning of year                              76,554              40,377,425
                                              --------             -----------
 End of year                                  $137,809             $36,440,833
                                              ========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             HARTFORD
                                         U.S. GOVERNMENT          HARTFORD            LORD ABBETT
                                            SECURITIES              VALUE             FUNDAMENTAL
                                             HLS FUND             HLS FUND            EQUITY FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $197,138              $280,658                $481
 Net realized gain (loss) on security
  transactions                                 (17,120)               37,513                (164)
 Net realized gain on distributions                 --                    --               7,821
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     158,304              (680,390)            (14,631)
                                            ----------           -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    338,322              (362,219)             (6,493)
                                            ----------           -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     615,486             1,664,305              42,624
 Net transfers                                 753,787            (1,379,841)            192,505
 Surrenders for benefit payments and
  fees                                        (502,559)             (650,752)                (60)
 Other transactions                                 28                (1,527)                (20)
 Death benefits                                 (8,300)              (15,843)                 --
 Net loan activity                                 (30)              (74,219)                 --
 Cost of insurance and other fees             (495,836)           (1,316,553)            (22,710)
                                            ----------           -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             362,576            (1,774,430)            212,339
                                            ----------           -----------            --------
 Net increase (decrease) in net assets         700,898            (2,136,649)            205,846
NET ASSETS:
 Beginning of year                           7,291,233            17,659,958              32,501
                                            ----------           -----------            --------
 End of year                                $7,992,131           $15,523,309            $238,347
                                            ==========           ===========            ========


                                            LORD ABBETT           LORD ABBETT
                                              CAPITAL            BOND-DEBENTURE
                                           STRUCTURE FUND             FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $56,303              $372,355
 Net realized gain (loss) on security
  transactions                                   (2,644)                8,069
 Net realized gain on distributions                  --                46,494
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (51,748)             (148,042)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       1,911               278,876
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      237,675               727,340
 Net transfers                                   17,190               (95,077)
 Surrenders for benefit payments and
  fees                                             (222)             (278,861)
 Other transactions                                   6                  (184)
 Death benefits                                      --                (1,192)
 Net loan activity                                1,693               (20,686)
 Cost of insurance and other fees              (154,089)             (544,222)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              102,253              (212,882)
                                             ----------            ----------
 Net increase (decrease) in net assets          104,164                65,994
NET ASSETS:
 Beginning of year                            1,874,086             6,461,025
                                             ----------            ----------
 End of year                                 $1,978,250            $6,527,019
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      LORD ABBETT
                                      GROWTH AND          MFS GROWTH      MFS INVESTORS
                                      INCOME FUND           SERIES         TRUST SERIES
                                      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $16,371              $130            $4,572
 Net realized gain (loss) on
  security transactions                    (1,000)              607             4,692
 Net realized gain on
  distributions                                --                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (143,670)            2,104           (20,064)
                                      -----------          --------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                             (128,299)            2,841           (10,800)
                                      -----------          --------          --------
UNIT TRANSACTIONS:
 Purchases                                262,608            33,716            45,913
 Net transfers                            273,427            82,684            64,091
 Surrenders for benefit payments
  and fees                                (62,839)               (2)          (35,743)
 Other transactions                         1,904                22               (40)
 Death benefits                              (118)               --                --
 Net loan activity                            937                --                (8)
 Cost of insurance and other
  fees                                   (202,764)          (19,441)          (61,578)
                                      -----------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            273,155            96,979            12,635
                                      -----------          --------          --------
 Net increase (decrease) in net
  assets                                  144,856            99,820             1,835
NET ASSETS:
 Beginning of year                      1,959,099            63,933           491,514
                                      -----------          --------          --------
 End of year                           $2,103,955          $163,753          $493,349
                                      ===========          ========          ========


                                       MFS NEW            MFS TOTAL
                                   DISCOVERY SERIES     RETURN SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --            $227,260
 Net realized gain (loss) on
  security transactions                   (1,076)             38,961
 Net realized gain on
  distributions                          240,500                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (449,952)           (101,603)
                                      ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            (210,528)            164,618
                                      ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                93,958           1,064,512
 Net transfers                           (60,226)            165,196
 Surrenders for benefit payments
  and fees                              (211,348)           (798,520)
 Other transactions                        1,111                 746
 Death benefits                               --             (34,529)
 Net loan activity                        (3,268)             (3,636)
 Cost of insurance and other
  fees                                   (86,599)           (703,156)
                                      ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (266,372)           (309,387)
                                      ----------          ----------
 Net increase (decrease) in net
  assets                                (476,900)           (144,769)
NET ASSETS:
 Beginning of year                     2,154,360           9,042,990
                                      ----------          ----------
 End of year                          $1,677,460          $8,898,221
                                      ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                         INVESCO
                                                                                     VAN KAMPEN V.I.
                                             MFS VALUE          MFS RESEARCH           EQUITY AND
                                              SERIES             BOND SERIES           INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT (A)(E)
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $185,495             $347,948                $414
 Net realized gain (loss) on security
  transactions                                      496                  469                  51
 Net realized gain on distributions              50,172              149,780                  13
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (258,315)             324,766                (883)
                                            -----------          -----------             -------
 Net increase (decrease) in net assets
  resulting from operations                     (22,152)             822,963                (405)
                                            -----------          -----------             -------
UNIT TRANSACTIONS:
 Purchases                                    2,341,644            1,992,275               2,715
 Net transfers                                1,536,856            6,433,902                  --
 Surrenders for benefit payments and
  fees                                         (380,972)            (438,121)                 --
 Other transactions                               1,538                   35                  --
 Death benefits                                 (18,815)             (27,712)                 --
 Net loan activity                              (65,435)             (10,231)                 --
 Cost of insurance and other fees            (1,402,550)          (1,263,698)               (745)
                                            -----------          -----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions            2,012,266            6,686,450               1,970
                                            -----------          -----------             -------
 Net increase (decrease) in net assets        1,990,114            7,509,413               1,565
NET ASSETS:
 Beginning of year                           11,213,762            7,991,946              17,228
                                            -----------          -----------             -------
 End of year                                $13,203,876          $15,501,359             $18,793
                                            ===========          ===========             =======


                                          UIF CORE PLUS       UIF EMERGING
                                           FIXED INCOME       MARKETS DEBT
                                            PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                  $9,622               $964
 Net realized gain (loss) on security
  transactions                                    103                (13)
 Net realized gain on distributions                --                300
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      4,775                578
                                             --------            -------
 Net increase (decrease) in net assets
  resulting from operations                    14,500              1,829
                                             --------            -------
UNIT TRANSACTIONS:
 Purchases                                     10,506                 --
 Net transfers                                     --                 --
 Surrenders for benefit payments and
  fees                                             --                 --
 Other transactions                                --                 --
 Death benefits                                    --                 --
 Net loan activity                                 --                 --
 Cost of insurance and other fees             (11,988)            (1,181)
                                             --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,482)            (1,181)
                                             --------            -------
 Net increase (decrease) in net assets         13,018                648
NET ASSETS:
 Beginning of year                            260,191             26,555
                                             --------            -------
 End of year                                 $273,209            $27,203
                                             ========            =======

(a)  Funded as of April 29, 2011.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                      INVESCO
                                           UIF EMERGING         UIF MID CAP       VAN KAMPEN V.I.
                                          MARKETS EQUITY           GROWTH             MID CAP
                                             PORTFOLIO           PORTFOLIO           VALUE FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $150                $4,921             $18,526
 Net realized gain (loss) on security
  transactions                                    (38)              (20,400)             46,657
 Net realized gain on distributions                --                   829                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (7,190)             (152,441)            (65,786)
                                              -------            ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    (7,078)             (167,091)               (603)
                                              -------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                        448               250,962             271,428
 Net transfers                                     --               239,255            (180,065)
 Surrenders for benefit payments and
  fees                                             --               (60,519)            (62,336)
 Other transactions                                --                   101                 (48)
 Death benefits                                    --                (1,775)            (13,920)
 Net loan activity                                 --                (3,049)               (834)
 Cost of insurance and other fees              (1,441)             (193,963)           (164,213)
                                              -------            ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (993)              231,012            (149,988)
                                              -------            ----------          ----------
 Net increase (decrease) in net assets         (8,071)               63,921            (150,591)
NET ASSETS:
 Beginning of year                             39,645             1,784,287           2,880,839
                                              -------            ----------          ----------
 End of year                                  $31,574            $1,848,208          $2,730,248
                                              =======            ==========          ==========

                                                                 MORGAN STANLEY --
                                          MORGAN STANLEY --           MID CAP
                                            FOCUS GROWTH              GROWTH
                                              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT (F)(G)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                   $ --
 Net realized gain (loss) on security
  transactions                                     138                    747
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (1,434)                    --
                                               -------                -------
 Net increase (decrease) in net assets
  resulting from operations                     (1,296)                   747
                                               -------                -------
UNIT TRANSACTIONS:
 Purchases                                       2,417                  1,225
 Net transfers                                      --                 (1,901)
 Surrenders for benefit payments and
  fees                                              --                     (1)
 Other transactions                                 --                     --
 Death benefits                                     --                     --
 Net loan activity                                  --                     --
 Cost of insurance and other fees               (1,140)                   (70)
                                               -------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions               1,277                   (747)
                                               -------                -------
 Net increase (decrease) in net assets             (19)                    --
NET ASSETS:
 Beginning of year                              19,559                     --
                                               -------                -------
 End of year                                   $19,540                   $ --
                                               =======                =======

(f)  Funded as of February 22, 2011.

(g)  Not funded as of December 31, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                         INVESCO V.I. SELECT
                                          MORGAN STANLEY --       MORGAN STANLEY --          DIMENSIONS
                                           FLEXIBLE INCOME           MONEY MARKET         EQUALLY-WEIGHTED
                                              PORTFOLIO               PORTFOLIO             S&P 500 FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $983                     $18                   $462
 Net realized gain (loss) on security
  transactions                                      732                      --                    578
 Net realized gain on distributions                  --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (531)                     --                   (835)
                                               --------                --------                -------
 Net increase (decrease) in net assets
  resulting from operations                       1,184                      18                    205
                                               --------                --------                -------
UNIT TRANSACTIONS:
 Purchases                                        2,417                   6,381                  5,604
 Net transfers                                       --                  11,540                 (2,721)
 Surrenders for benefit payments and
  fees                                          (15,984)                (67,377)                    --
 Other transactions                                  --                      (1)                    (1)
 Death benefits                                      --                      --                     --
 Net loan activity                                   --                      --                     --
 Cost of insurance and other fees                (1,247)                 (9,679)                (2,365)
                                               --------                --------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (14,814)                (59,136)                   517
                                               --------                --------                -------
 Net increase (decrease) in net assets          (13,630)                (59,118)                   722
NET ASSETS:
 Beginning of year                               31,570                 204,619                 28,414
                                               --------                --------                -------
 End of year                                    $17,940                $145,501                $29,136
                                               ========                ========                =======

                                            OPPENHEIMER
                                              CAPITAL             OPPENHEIMER
                                            APPRECIATION       GLOBAL SECURITIES
                                              FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $3,114               $22,900
 Net realized gain (loss) on security
  transactions                                    7,239                (4,070)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (48,541)             (205,283)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (38,188)             (186,453)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      276,661               204,191
 Net transfers                                  (97,692)               30,855
 Surrenders for benefit payments and
  fees                                          (47,557)             (225,696)
 Other transactions                                 (11)                   (8)
 Death benefits                                 (18,642)                   --
 Net loan activity                                   --                (8,258)
 Cost of insurance and other fees              (161,639)             (157,984)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (48,880)             (156,900)
                                             ----------            ----------
 Net increase (decrease) in net assets          (87,068)             (343,353)
NET ASSETS:
 Beginning of year                            2,876,559             2,293,782
                                             ----------            ----------
 End of year                                 $2,789,491            $1,950,429
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           OPPENHEIMER
                                        OPPENHEIMER        MAIN STREET        OPPENHEIMER
                                        MAIN STREET      SMALL- & MID-CAP        VALUE
                                          FUND/VA            FUND/VA            FUND/VA
                                        SUB-ACCOUNT      SUB-ACCOUNT (H)      SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $4,360              $7,496             $397
 Net realized gain (loss) on
  security transactions                      2,103              35,341              434
 Net realized gain on distributions             --                  --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (6,052)            (76,585)          (2,858)
                                          --------          ----------          -------
 Net increase (decrease) in net
  assets resulting from operations             411             (33,748)          (2,027)
                                          --------          ----------          -------
UNIT TRANSACTIONS:
 Purchases                                  98,913             341,131            3,533
 Net transfers                              14,525             (68,628)               9
 Surrenders for benefit payments and
  fees                                        (856)            (33,823)          (2,794)
 Other transactions                            886                 148               --
 Death benefits                                 --                (663)              --
 Net loan activity                            (544)             (8,732)              --
 Cost of insurance and other fees          (52,801)           (234,086)          (4,432)
                                          --------          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              60,123              (4,653)          (3,684)
                                          --------          ----------          -------
 Net increase (decrease) in net
  assets                                    60,534             (38,401)          (5,711)
NET ASSETS:
 Beginning of year                         760,746           2,015,506           46,059
                                          --------          ----------          -------
 End of year                              $821,280          $1,977,105          $40,348
                                          ========          ==========          =======


                                          PUTNAM VT          PUTNAM VT
                                         DIVERSIFIED        GLOBAL ASSET
                                         INCOME FUND      ALLOCATION FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)               $731,580           $23,221
 Net realized gain (loss) on
  security transactions                         (141)           (4,335)
 Net realized gain on distributions               --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (955,269)          (19,205)
                                          ----------          --------
 Net increase (decrease) in net
  assets resulting from operations          (223,830)             (319)
                                          ----------          --------
UNIT TRANSACTIONS:
 Purchases                                   720,405             3,312
 Net transfers                              (246,913)               --
 Surrenders for benefit payments and
  fees                                       (72,962)          (35,906)
 Other transactions                             (109)               --
 Death benefits                               (6,993)               --
 Net loan activity                           (28,630)               --
 Cost of insurance and other fees           (616,661)          (17,468)
                                          ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (251,863)          (50,062)
                                          ----------          --------
 Net increase (decrease) in net
  assets                                    (475,693)          (50,381)
NET ASSETS:
 Beginning of year                         7,705,737           509,935
                                          ----------          --------
 End of year                              $7,230,044          $459,554
                                          ==========          ========

(h) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PUTNAM VT            PUTNAM VT          PUTNAM VT
                                      GLOBAL            GROWTH AND        GLOBAL HEALTH
                                   EQUITY FUND          INCOME FUND         CARE FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $75,212             $170,764            $6,782
 Net realized gain (loss) on
  security transactions               (257,553)            (487,891)            1,814
 Net realized gain on
  distributions                             --                   --            16,267
 Net unrealized appreciation
  (depreciation) of
  investments during the year           27,659             (184,266)          (29,227)
                                    ----------          -----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                          (154,682)            (501,393)           (4,364)
                                    ----------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                             219,941              668,337                --
 Net transfers                        (190,645)            (375,666)           (7,201)
 Surrenders for benefit
  payments and fees                    (93,219)            (527,077)           (6,730)
 Other transactions                       (151)                 (88)               (1)
 Death benefits                             --              (53,048)               --
 Net loan activity                     (51,062)             (98,910)               --
 Cost of insurance and other
  fees                                (106,507)            (559,959)          (18,371)
                                    ----------          -----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (221,643)            (946,411)          (32,303)
                                    ----------          -----------          --------
 Net increase (decrease) in
  net assets                          (376,325)          (1,447,804)          (36,667)
NET ASSETS:
 Beginning of year                   3,317,344           11,806,839           615,900
                                    ----------          -----------          --------
 End of year                        $2,941,019          $10,359,035          $579,233
                                    ==========          ===========          ========

                                    PUTNAM VT
                                       HIGH             PUTNAM VT
                                    YIELD FUND         INCOME FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)         $771,651            $625,867
 Net realized gain (loss) on
  security transactions                 21,335              13,388
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (608,257)           (279,470)
                                    ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           184,729             359,785
                                    ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             410,215             375,927
 Net transfers                        (231,476)           (188,072)
 Surrenders for benefit
  payments and fees                   (352,780)           (257,721)
 Other transactions                         16                  (4)
 Death benefits                             --              (4,917)
 Net loan activity                      (1,998)            (15,094)
 Cost of insurance and other
  fees                                (449,947)           (333,734)
                                    ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (625,970)           (423,615)
                                    ----------          ----------
 Net increase (decrease) in
  net assets                          (441,241)            (63,830)
NET ASSETS:
 Beginning of year                  10,120,431           7,383,849
                                    ----------          ----------
 End of year                        $9,679,190          $7,320,019
                                    ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                         PUTNAM VT           PUTNAM VT           PUTNAM VT
                                       INTERNATIONAL       INTERNATIONAL       INTERNATIONAL
                                         VALUE FUND         EQUITY FUND         GROWTH FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $56,480            $331,751             $9,510
 Net realized gain (loss) on
  security transactions                     (42,815)            (66,221)            (9,409)
 Net realized gain on distributions              --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (293,289)         (1,830,101)           (61,468)
                                         ----------          ----------          ---------
 Net increase (decrease) in net
  assets resulting from operations         (279,624)         (1,564,571)           (61,367)
                                         ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                    8,944             538,014                 --
 Net transfers                              (26,352)           (796,694)           (27,014)
 Surrenders for benefit payments
  and fees                                  (14,878)           (287,227)           (24,867)
 Other transactions                              23                 244                 --
 Death benefits                                  --              (6,955)                --
 Net loan activity                               --             (46,416)                --
 Cost of insurance and other fees           (62,195)           (376,500)            (8,305)
                                         ----------          ----------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (94,458)           (975,534)           (60,186)
                                         ----------          ----------          ---------
 Net increase (decrease) in net
  assets                                   (374,082)         (2,540,105)          (121,553)
NET ASSETS:
 Beginning of year                        2,116,518          10,318,467            384,326
                                         ----------          ----------          ---------
 End of year                             $1,742,436          $7,778,362           $262,773
                                         ==========          ==========          =========

                                                          PUTNAM VT
                                        PUTNAM VT           MONEY
                                      INVESTORS FUND     MARKET FUND
                                       SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------  ---------------------------------
OPERATIONS:
 Net investment income (loss)              $4,416               $7
 Net realized gain (loss) on
  security transactions                    (3,468)              --
 Net realized gain on distributions            --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (35)              --
                                         --------          -------
 Net increase (decrease) in net
  assets resulting from operations            913                7
                                         --------          -------
UNIT TRANSACTIONS:
 Purchases                                  2,282               --
 Net transfers                             (5,652)              --
 Surrenders for benefit payments
  and fees                                 (1,342)          (3,997)
 Other transactions                            (3)              (3)
 Death benefits                                --               --
 Net loan activity                             --               --
 Cost of insurance and other fees         (12,272)          (5,259)
                                         --------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (16,987)          (9,259)
                                         --------          -------
 Net increase (decrease) in net
  assets                                  (16,074)          (9,252)
NET ASSETS:
 Beginning of year                        332,269           62,303
                                         --------          -------
 End of year                             $316,195          $53,051
                                         ========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT           PUTNAM VT          PUTNAM VT
                                      MULTI-CAP           SMALL CAP        GEORGE PUTNAM
                                     GROWTH FUND          VALUE FUND       BALANCED FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $28,871              $6,091            $4,997
 Net realized gain (loss) on
  security transactions                   80,095              14,542            (4,649)
 Net realized gain on
  distributions                               --                  --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (436,443)            (76,460)            5,857
                                      ----------          ----------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                            (327,477)            (55,827)            6,205
                                      ----------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                               454,433             154,342                --
 Net transfers                          (660,400)            (82,723)           (5,042)
 Surrenders for benefit payments
  and fees                              (144,777)            (19,519)           (4,700)
 Other transactions                        1,707                  (6)               --
 Death benefits                          (38,394)                 --                --
 Net loan activity                        (8,823)             (4,440)               --
 Cost of insurance and other
  fees                                  (244,927)            (90,217)           (9,716)
                                      ----------          ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (641,181)            (42,563)          (19,458)
                                      ----------          ----------          --------
 Net increase (decrease) in net
  assets                                (968,658)            (98,390)          (13,253)
NET ASSETS:
 Beginning of year                     7,630,604           1,274,893           220,849
                                      ----------          ----------          --------
 End of year                          $6,661,946          $1,176,503          $207,596
                                      ==========          ==========          ========

                                     PUTNAM VT
                                       GLOBAL            PUTNAM VT
                                   UTILITIES FUND      VOYAGER FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)          $16,215              $37,206
 Net realized gain (loss) on
  security transactions                (23,062)          (1,325,573)
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (14,762)          (1,122,458)
                                      --------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                           (21,609)          (2,410,825)
                                      --------          -----------
UNIT TRANSACTIONS:
 Purchases                                  --              821,801
 Net transfers                              --             (844,905)
 Surrenders for benefit payments
  and fees                             (50,128)          (1,078,620)
 Other transactions                         --                1,638
 Death benefits                             --             (103,924)
 Net loan activity                          --               (6,603)
 Cost of insurance and other
  fees                                 (21,488)            (669,094)
                                      --------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (71,616)          (1,879,707)
                                      --------          -----------
 Net increase (decrease) in net
  assets                               (93,225)          (4,290,532)
NET ASSETS:
 Beginning of year                     445,167           15,497,196
                                      --------          -----------
 End of year                          $351,942          $11,206,664
                                      ========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                             INVESCO
                                               PUTNAM VT              PUTNAM VT          VAN KAMPEN V.I.           INVESCO
                                                CAPITAL                 EQUITY              GROWTH AND         VAN KAMPEN V.I.
                                           OPPORTUNITIES FUND        INCOME FUND           INCOME FUND          COMSTOCK FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2,051                $36,753               $14,596               $75,698
 Net realized gain (loss) on security
  transactions                                     25,559                 11,098                   954                 5,955
 Net realized gain on distributions                    --                     --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (103,596)                17,362               (54,650)             (193,224)
                                               ----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                       (75,986)                65,213               (39,100)             (111,571)
                                               ----------             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        141,585                310,600               237,516               570,408
 Net transfers                                   (287,691)               810,005               157,344              (116,859)
 Surrenders for benefit payments and
  fees                                            (11,735)               (25,219)              (35,963)             (110,052)
 Other transactions                                    (1)                   (99)                   47                 2,724
 Death benefits                                        --                     --                  (388)              (18,492)
 Net loan activity                                   (781)               (18,991)                 (742)               (1,927)
 Cost of insurance and other fees                (166,514)              (180,582)             (171,312)             (342,584)
                                               ----------             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (325,137)               895,714               186,502               (16,782)
                                               ----------             ----------            ----------            ----------
 Net increase (decrease) in net assets           (401,123)               960,927               147,402              (128,353)
NET ASSETS:
 Beginning of year                              1,597,180              1,734,027             1,200,956             5,728,634
                                               ----------             ----------            ----------            ----------
 End of year                                   $1,196,057             $2,694,954            $1,348,358            $5,600,281
                                               ==========             ==========            ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account established by Hartford Life and Annuity Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund (formerly Invesco V.I. Dividend Growth Fund), AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Franklin Templeton VIP Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, Invesco Van Kampen V.I. Equity and Income Fund, UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value
    Fund), Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Money Market Portfolio, Invesco V.I. Equally-Weighted S&P 500 Fund (formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (merged with Invesco V.I. Capital Appreciation
    Fund)(formerly Invesco Van Kampen V.I. Capital Growth

-------------------------------------------------------------------------------

    Fund), and Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco V.I. Capital Development Fund).

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover shorter longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges
           (COI), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through redemption of units from applicable contract owners' accounts and are included on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account's average daily net assets. These expenses are deducted through the redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and charges the Account a fee based upon the face amount of the policy at the policy issue date for these services. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various Rider charges, which are deducted through a redemption of units from applicable contract owners' accounts and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       e) ISSUE CHARGES -- The Sponsor Company may make deductions to cover issue expenses at a maximum rate of $20, plus $0.05 per $1,000 of the initial face amount. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                               $242,406        $86,469
AllianceBernstein VPS International Value
 Portfolio                                                802,010        771,967
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                                850,522        420,093
AllianceBernstein VPS Value Portfolio                       7,968          2,877
AllianceBernstein VPS International Growth
 Portfolio                                                173,826        347,901
Invesco V.I. Core Equity Fund                             222,164        402,678
Invesco V.I. High Yield Fund                                1,788            372
Invesco V.I. International Growth Fund                  1,265,989        614,883
Invesco V.I. Mid Cap Core Equity Fund                     763,691        766,575
Invesco V.I. Small Cap Equity Fund                        827,972        368,074
Invesco V.I. Global Real Estate Fund                      205,566         53,753

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund             $2,072,273       $287,992
Invesco V.I. Diversified Dividend Fund*                     5,694          1,287
AllianceBernstein VPS Real Estate Investment
 Portfolio                                                400,651         67,144
American Funds Global Bond Fund                           336,809        119,551
American Funds Global Growth and Income Fund              507,691        217,191
American Funds Asset Allocation Fund                    2,678,712      3,030,554
American Funds Blue Chip Income and Growth Fund         2,258,161      1,747,766
American Funds Bond Fund                                2,974,477      3,378,442
American Funds Global Growth Fund                       1,298,890      1,751,154
American Funds Growth Fund                              2,810,011      7,344,728
American Funds Growth-Income Fund                       3,411,856      4,622,519
American Funds International Fund                       2,988,070      3,086,319
American Funds New World Fund                           1,539,463      2,285,976
American Funds Global Small Capitalization Fund         1,068,456      1,692,875
Fidelity VIP Asset Manager Portfolio                       15,409        122,832
Fidelity VIP Equity-Income Portfolio                    2,936,730      1,966,824
Fidelity VIP Growth Portfolio                              27,829         18,566
Fidelity VIP Contrafund Portfolio                       2,210,535      2,150,054
Fidelity VIP Overseas Portfolio                             8,919         34,584
Fidelity VIP Mid Cap Portfolio                          3,270,907      1,499,332
Fidelity VIP Value Strategies Portfolio                     7,395         21,401
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                 42,314         13,385
Fidelity VIP Freedom 2010 Portfolio                        85,975        112,536
Fidelity VIP Freedom 2020 Portfolio                       309,658        165,756
Fidelity VIP Freedom 2030 Portfolio                       377,188         52,873
Fidelity VIP Strategic Income Portfolio                   449,760        121,054
Franklin Rising Dividends Securities Fund                 716,807         98,711
Franklin Income Securities Fund                         3,193,142      1,714,861
Franklin Small-Mid Cap Growth Securities Fund             383,258        348,031
Franklin Small Cap Value Securities Fund                  935,112      1,726,978
Franklin Strategic Income Securities Fund               3,104,573      2,370,379
Franklin Templeton VIP Mutual Shares Securities
 Fund                                                   2,405,555      1,411,115
Templeton Developing Markets Securities Fund              524,602        195,099
Templeton Foreign Securities Fund                       1,089,516        385,502
Templeton Growth Securities Fund                          704,946        549,982
Mutual Global Discovery Securities Fund                 2,319,969      1,240,478
Franklin Flex Cap Growth Securities Fund                   90,205         75,631
Templeton Global Bond Securities Fund                   5,150,846      3,066,162
Hartford Balanced HLS Fund*                             3,503,286      3,233,967
Hartford Total Return Bond HLS Fund                     9,941,072      4,140,901
Hartford Capital Appreciation HLS Fund                  5,924,141      8,496,327
Hartford Dividend and Growth HLS Fund                   4,632,807      4,238,346
Hartford Global Research HLS Fund                          61,846         25,046
Hartford Global Growth HLS Fund                           226,034        445,360
Hartford Disciplined Equity HLS Fund                    2,001,122      1,001,719
Hartford Growth HLS Fund                                  257,342         86,907
Hartford Growth Opportunities HLS Fund                  1,554,881      1,368,431
Hartford High Yield HLS Fund                            3,244,135      1,099,743
Hartford Index HLS Fund                                 3,977,960      5,423,262

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund          $1,593,040     $2,334,831
Hartford Small/Mid Cap Equity HLS Fund                    108,595         42,716
Hartford MidCap HLS Fund                                  933,823      2,787,982
Hartford MidCap Value HLS Fund                            721,727      1,112,322
Hartford Money Market HLS Fund                         29,750,480     30,854,816
Hartford Small Company HLS Fund                         1,140,690      2,361,191
Hartford SmallCap Growth HLS Fund                          29,024         18,430
Hartford Stock HLS Fund                                 1,996,795      3,645,371
Hartford U.S. Government Securities HLS Fund            2,477,460      2,837,364
Hartford Value HLS Fund                                 2,005,799      3,625,229
Lord Abbett Fundamental Equity Fund                       162,539         48,775
Lord Abbett Calibrated Dividend Growth Fund*              299,081        556,529
Lord Abbett Bond-Debenture Fund                         2,080,713      1,304,059
Lord Abbett Growth and Income Fund                        287,894        361,537
MFS Growth Series                                         312,018         41,514
MFS Investors Trust Series                                219,876        197,277
MFS New Discovery Series                                  555,511        808,466
MFS Total Return Series                                 1,657,359        904,967
MFS Value Series                                        2,017,310        957,097
MFS Research Bond Series                                5,343,224      1,213,775
Invesco Van Kampen V.I. Equity and Income Fund              2,335             --
UIF Core Plus Fixed Income Portfolio                       20,983         10,204
UIF Emerging Markets Debt Portfolio                           826          1,227
UIF Emerging Markets Equity Portfolio                         447          1,314
UIF Mid Cap Growth Portfolio                              532,594        415,324
Invesco Van Kampen V.I. American Value Fund*              364,810        446,923
Morgan Stanley -- Focus Growth Portfolio                    3,124          1,180
Morgan Stanley -- Flexible Income Portfolio                 3,579          1,047
Morgan Stanley -- Money Market Portfolio                    2,092          7,259
Invesco V.I. Equally-Weighted S&P 500 Fund*                 8,982          2,154
Oppenheimer Capital Appreciation Fund/VA                  226,567        387,342
Oppenheimer Global Securities Fund/VA                     205,782        499,854
Oppenheimer Main Street Fund/VA                           200,944        244,155
Oppenheimer Main Street Small- & Mid-Cap Fund/VA          504,705        483,190
Oppenheimer Value Fund/VA                                  22,519         22,115
Putnam VT Diversified Income Fund                         991,207      1,315,845
Putnam VT Global Asset Allocation Fund                      6,981         21,331
Putnam VT Global Equity Fund                              548,216        395,403
Putnam VT Growth and Income Fund                          774,288        816,288
Putnam VT Global Health Care Fund                          59,907         56,131
Putnam VT High Yield Fund                               1,746,951      1,885,911
Putnam VT Income Fund                                   1,457,068      1,403,266
Putnam VT International Value Fund                         70,417        100,235
Putnam VT International Equity Fund                       649,996        998,396
Putnam VT International Growth Fund                         4,964         48,721
Putnam VT Investors Fund                                   18,395         15,854
Putnam VT Money Market Fund                                     5          2,955
Putnam VT Multi-Cap Growth Fund                           424,742        782,335
Putnam VT Small Cap Value Fund                            191,001        270,394

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund                      $4,758        $10,469
Putnam VT Global Utilities Fund                            13,872         25,843
Putnam VT Voyager Fund                                    808,332      1,617,356
Putnam VT Capital Opportunities Fund                      542,684        534,987
Putnam VT Equity Income Fund                              591,891        505,546
Invesco Van Kampen V.I. Growth and Income Fund            128,150        132,479
Invesco Van Kampen V.I. Comstock Fund                     392,635        666,034
Invesco Van Kampen V.I. American Franchise Fund*        2,875,739      2,844,268
Invesco Van Kampen V.I. Mid Cap Growth Fund*            2,002,626      2,162,027

*   See Note 1 for additional information related to this Sub-Account.

5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   UNITS         UNITS         NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            21,697        8,124            13,573
AllianceBernstein VPS
 International Value
 Portfolio                           101,416      106,266            (4,850)
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                            50,282       30,865            19,417
AllianceBernstein VPS Value
 Portfolio                               848          313               535
AllianceBernstein VPS
 International Growth
 Portfolio                            18,256       40,541           (22,285)
Invesco V.I. Core Equity Fund         12,423       24,127           (11,704)
Invesco V.I. High Yield Fund              94           35                59
Invesco V.I. International
 Growth Fund                         114,228       61,507            52,721
Invesco V.I. Mid Cap Core
 Equity Fund                          39,390       42,319            (2,929)
Invesco V.I. Small Cap Equity
 Fund                                 56,677       24,705            31,972
Invesco V.I. Global Real
 Estate Fund                          13,241        3,532             9,709
Invesco V.I. Balanced Risk
 Allocation Fund                     173,749       24,181           149,568
Invesco V.I. Diversified
 Dividend Fund*                          447          120               327
AllianceBernstein VPS Real
 Estate Investment Portfolio          15,506        3,244            12,262
American Funds Global Bond
 Fund                                 22,162        9,599            12,563
American Funds Global Growth
 and Income Fund                      41,763       21,724            20,039
American Funds Asset
 Allocation Fund                     118,221      172,524           (54,303)
American Funds Blue Chip
 Income and Growth Fund              116,337      108,987             7,350
American Funds Bond Fund             143,206      231,762           (88,556)
American Funds Global Growth
 Fund                                636,859    1,033,244          (396,385)
American Funds Growth Fund         1,648,442    5,587,524        (3,939,082)
American Funds Growth-Income
 Fund                              1,510,704    3,067,395        (1,556,691)
American Funds International
 Fund                                113,685      141,295           (27,610)
American Funds New World Fund         46,337       75,713           (29,376)
American Funds Global Small
 Capitalization Fund                 433,324      838,219          (404,895)
Fidelity VIP Asset Manager
 Portfolio                                --       42,528           (42,528)
Fidelity VIP Equity-Income
 Portfolio                           377,273      535,631          (158,358)
Fidelity VIP Growth Portfolio          2,492        1,787               705
Fidelity VIP Contrafund
 Portfolio                           148,234      158,574           (10,340)
Fidelity VIP Overseas
 Portfolio                                --       15,581           (15,581)
Fidelity VIP Mid Cap Portfolio       133,686      102,870            30,816
Fidelity VIP Value Strategies
 Portfolio                               628        1,926            (1,298)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                3,488        1,142             2,346

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                   UNITS         UNITS         NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Fidelity VIP Freedom 2010
 Portfolio                             6,081        9,933            (3,852)
Fidelity VIP Freedom 2020
 Portfolio                            25,827       14,551            11,276
Fidelity VIP Freedom 2030
 Portfolio                            32,355        4,868            27,487
Fidelity VIP Strategic Income
 Portfolio                            31,700        9,107            22,593
Franklin Rising Dividends
 Securities Fund                      46,649        6,543            40,106
Franklin Income Securities
 Fund                                147,716      124,782            22,934
Franklin Small-Mid Cap Growth
 Securities Fund                      22,779       28,141            (5,362)
Franklin Small Cap Value
 Securities Fund                      40,611       80,549           (39,938)
Franklin Strategic Income
 Securities Fund                     148,607      171,121           (22,514)
Franklin Templeton VIP Mutual
 Shares Securities Fund              118,963       86,961            32,002
Templeton Developing Markets
 Securities Fund                      52,979       20,783            32,196
Templeton Foreign Securities
 Fund                                108,383       40,622            67,761
Templeton Growth Securities
 Fund                                 64,417       55,303             9,114
Mutual Global Discovery
 Securities Fund                      95,915       94,191             1,724
Franklin Flex Cap Growth
 Securities Fund                       7,722        6,348             1,374
Templeton Global Bond
 Securities Fund                     224,533      180,995            43,538
Hartford Balanced HLS Fund*          633,507      869,582          (236,075)
Hartford Total Return Bond HLS
 Fund                              2,127,469    1,314,014           813,455
Hartford Capital Appreciation
 HLS Fund                            634,966    1,213,333          (578,367)
Hartford Dividend and Growth
 HLS Fund                            709,880      909,021          (199,141)
Hartford Global Research HLS
 Fund                                  5,946        2,558             3,388
Hartford Global Growth HLS
 Fund                                181,254      369,893          (188,639)
Hartford Disciplined Equity
 HLS Fund                          1,011,998      589,742           422,256
Hartford Growth HLS Fund              23,331        7,901            15,430
Hartford Growth Opportunities
 HLS Fund                             73,199       63,065            10,134
Hartford High Yield HLS Fund         177,857       73,118           104,739
Hartford Index HLS Fund              771,943    1,337,153          (565,210)
Hartford International
 Opportunities HLS Fund              395,131      742,223          (347,092)
Hartford Small/Mid Cap Equity
 HLS Fund                              4,370        3,682               688
Hartford MidCap HLS Fund             151,612      613,860          (462,248)
Hartford MidCap Value HLS Fund        30,000       50,898           (20,898)
Hartford Money Market HLS Fund    16,985,740   17,600,408          (614,668)
Hartford Small Company HLS
 Fund                                431,420      903,568          (472,148)
Hartford SmallCap Growth HLS
 Fund                                  1,965        1,243               722
Hartford Stock HLS Fund              284,490      882,674          (598,184)
Hartford U.S. Government
 Securities HLS Fund                 198,458      249,427           (50,969)
Hartford Value HLS Fund              141,425      308,175          (166,750)
Lord Abbett Fundamental Equity
 Fund                                 12,810        4,146             8,664
Lord Abbett Calibrated
 Dividend Growth Fund*                18,186       41,003           (22,817)
Lord Abbett Bond-Debenture
 Fund                                107,518       90,201            17,317
Lord Abbett Growth and Income
 Fund                                 23,528       32,161            (8,633)
MFS Growth Series                     25,393        3,350            22,043
MFS Investors Trust Series            16,112       14,371             1,741
MFS New Discovery Series              18,447       37,956           (19,509)
MFS Total Return Series               87,482       56,975            30,507
MFS Value Series                     149,670       85,169            64,501
MFS Research Bond Series             353,005       91,354           261,651
Invesco Van Kampen V.I. Equity
 and Income Fund                         185           --               185
UIF Core Plus Fixed Income
 Portfolio                               500          651              (151)

-------------------------------------------------------------------------------

                                   UNITS         UNITS         NET INCREASE
SUB-ACCOUNT                        ISSUED      REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
UIF Emerging Markets Debt
 Portfolio                                --           45               (45)
UIF Emerging Markets Equity
 Portfolio                                13           43               (30)
UIF Mid Cap Growth Portfolio          24,089       34,559           (10,470)
Invesco Van Kampen V.I.
 American Value Fund*                 28,871       37,263            (8,392)
Morgan Stanley -- Focus Growth
 Portfolio                               158           76                82
Morgan Stanley -- Flexible
 Income Portfolio                        141           62                79
Morgan Stanley -- Money Market
 Portfolio                               179          624              (445)
Invesco V.I. Equally-Weighted
 S&P 500 Fund*                           204          118                86
Oppenheimer Capital
 Appreciation Fund/VA                 18,014       32,581           (14,567)
Oppenheimer Global Securities
 Fund/VA                              13,121       38,891           (25,770)
Oppenheimer Main Street
 Fund/VA                              15,624       19,670            (4,046)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA                    40,942       38,905             2,037
Oppenheimer Value Fund/VA              2,137        2,247              (110)
Putnam VT Diversified Income
 Fund                                 44,141       92,241           (48,100)
Putnam VT Global Asset
 Allocation Fund                         192          967              (775)
Putnam VT Global Equity Fund          17,548       14,679             2,869
Putnam VT Growth and Income
 Fund                                 16,625       25,619            (8,994)
Putnam VT Global Health Care
 Fund                                     --        3,322            (3,322)
Putnam VT High Yield Fund             29,992       62,441           (32,449)
Putnam VT Income Fund                 39,406       53,729           (14,323)
Putnam VT International Value
 Fund                                  1,259        6,870            (5,611)
Putnam VT International Equity
 Fund                                 28,853       63,661           (34,808)
Putnam VT International Growth
 Fund                                     --        2,998            (2,998)
Putnam VT Investors Fund                 876        1,316              (440)
Putnam VT Money Market Fund               --        1,637            (1,637)
Putnam VT Multi-Cap Growth
 Fund                                 16,552       32,546           (15,994)
Putnam VT Small Cap Value Fund        16,903       24,704            (7,801)
Putnam VT George Putnam
 Balanced Fund                            --          707              (707)
Putnam VT Global Utilities
 Fund                                     --          895              (895)
Putnam VT Voyager Fund                27,812       48,682           (20,870)
Putnam VT Capital
 Opportunities Fund                   25,969       25,930                39
Putnam VT Equity Income Fund          28,734       27,851               883
Invesco Van Kampen V.I. Growth
 and Income Fund                       9,804       11,821            (2,017)
Invesco Van Kampen V.I.
 Comstock Fund                        24,877       55,139           (30,262)
Invesco Van Kampen V.I.
 American Franchise Fund*            282,072      265,250            16,822
Invesco Van Kampen V.I. Mid
 Cap Growth Fund*                    197,147      174,763            22,384

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           12,266        10,346             1,920
AllianceBernstein VPS
 International Value
 Portfolio                          122,168        40,481            81,687
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           72,936       154,119           (81,183)
AllianceBernstein VPS Value
 Portfolio                              257           268               (11)
AllianceBernstein VPS
 International Growth
 Portfolio                           33,410        45,475           (12,065)
Invesco V.I. Capital
 Appreciation Fund                   27,162        17,894             9,268

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund        66,141        50,361            15,780
Invesco V.I. High Yield Fund          1,371           707               664
Invesco V.I. International
 Growth Fund                        246,162        69,207           176,955
Invesco V.I. Mid Cap Core
 Equity Fund                        127,265        28,515            98,750
Invesco V.I. Small Cap Equity
 Fund                               202,806        29,875           172,931
Invesco V.I. Capital
 Development Fund                    37,352        26,421            10,931
Invesco V.I. Global Real
 Estate Fund                         17,468         1,888            15,580
Invesco V.I. Balanced Risk
 Allocation Fund                    147,201        79,550            67,651
Invesco V.I. Dividend Growth
 Fund                                 3,956         3,152               804
AllianceBernstein VPS Real
 Estate Investment Portfolio         19,710         2,662            17,048
American Funds Global Bond
 Fund                                35,035        19,018            16,017
American Funds Capital World
 Growth & Income Fund                71,034        11,434            59,600
American Funds Asset
 Allocation Fund                    138,613       178,738           (40,125)
American Funds Blue Chip
 Income and Growth Fund              96,164       115,496           (19,332)
American Funds Bond Fund            421,033       261,610           159,423
American Funds Global Growth
 Fund                               809,466     1,616,299          (806,833)
American Funds Growth Fund        4,480,276     7,161,325        (2,681,049)
American Funds Growth-Income
 Fund                             2,522,325     4,694,498        (2,172,173)
American Funds International
 Fund                               202,942       117,763            85,179
American Funds New World Fund        77,020        86,241            (9,221)
American Funds Global Small
 Capitalization Fund                610,842       787,245          (176,403)
Fidelity VIP Asset Manager
 Portfolio                               --       142,156          (142,156)
Fidelity VIP Equity-Income
 Portfolio                          277,637       719,745          (442,108)
Fidelity VIP Growth Portfolio        20,769         3,816            16,953
Fidelity VIP Contrafund
 Portfolio                          208,565       253,227           (44,662)
Fidelity VIP Overseas
 Portfolio                               --        21,128           (21,128)
Fidelity VIP Mid Cap
 Portfolio                          204,376       108,919            95,457
Fidelity VIP Value Strategies
 Portfolio                            1,082         2,290            (1,208)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               1,890           797             1,093
Fidelity VIP Freedom 2010
 Portfolio                           20,474        11,459             9,015
Fidelity VIP Freedom 2020
 Portfolio                           21,442        15,258             6,184
Fidelity VIP Freedom 2030
 Portfolio                           47,061        13,001            34,060
Fidelity VIP Strategic Income
 Portfolio                           21,813         1,830            19,983
Franklin Rising Dividends
 Securities Fund                     23,416         2,757            20,659
Franklin Income Securities
 Fund                               191,256        91,651            99,605
Franklin Small-Mid Cap Growth
 Securities Fund                     50,774        11,980            38,794
Franklin Small Cap Value
 Securities Fund                     71,324        53,772            17,552
Franklin Strategic Income
 Securities Fund                    199,318       134,369            64,949
Mutual Shares Securities Fund       185,919        93,140            92,779
Templeton Developing Markets
 Securities Fund                     77,954        12,978            64,976
Templeton Foreign Securities
 Fund                               186,670        22,475           164,195
Templeton Growth Securities
 Fund                                87,808        45,772            42,036
Mutual Global Discovery
 Securities Fund                    209,123       100,951           108,172
Franklin Flex Cap Growth
 Securities Fund                     12,005         4,951             7,054
Templeton Global Bond
 Securities Fund                    294,437       164,097           130,340
Hartford Advisers HLS Fund          429,188     1,348,367          (919,179)
Hartford Total Return Bond
 HLS Fund                         2,895,976     2,615,106           280,870
Hartford Capital Appreciation
 HLS Fund                         1,054,989     1,608,877          (553,888)
Hartford Dividend and Growth
 HLS Fund                           876,964       979,880          (102,916)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford Global Research HLS
 Fund                                 4,433         3,748               685
Hartford Global Growth HLS
 Fund                               463,194        72,653           390,541
Hartford Disciplined Equity
 HLS Fund                         1,659,925       418,977         1,240,948
Hartford Growth HLS Fund             61,086         8,621            52,465
Hartford Growth Opportunities
 HLS Fund                           153,081       153,719              (638)
Hartford High Yield HLS Fund        165,600        53,158           112,442
Hartford Index HLS Fund             473,549     1,623,745        (1,150,196)
Hartford International
 Opportunities HLS Fund             660,053     1,185,826          (525,773)
Hartford Small/Mid Cap Equity
 HLS Fund                            11,172         2,398             8,774
Hartford MidCap HLS Fund            164,288       941,287          (776,999)
Hartford MidCap Value HLS
 Fund                                23,614        45,723           (22,109)
Hartford Money Market HLS
 Fund                            21,922,021    23,235,095        (1,313,074)
Hartford Small Company HLS
 Fund                               480,801     1,373,527          (892,726)
Hartford SmallCap Growth HLS
 Fund                                 5,693         1,102             4,591
Hartford Stock HLS Fund             291,712     1,230,515          (938,803)
Hartford U.S. Government
 Securities HLS Fund                206,204       174,759            31,445
Hartford Value HLS Fund             118,849       287,657          (168,808)
Lord Abbett Fundamental
 Equity Fund                         20,895         2,513            18,382
Lord Abbett Capital Structure
 Fund                                19,155        11,041             8,114
Lord Abbett Bond-Debenture
 Fund                                88,543       104,897           (16,354)
Lord Abbett Growth and Income
 Fund                                41,675        16,503            25,172
MFS Growth Series                    10,752         1,558             9,194
MFS Investors Trust Series            8,094         7,049             1,045
MFS New Discovery Series             41,179        54,568           (13,389)
MFS Total Return Series              73,516        94,138           (20,622)
MFS Value Series                    277,033        75,773           201,260
MFS Research Bond Series            666,723       126,794           539,929
Invesco Van Kampen V.I.
 Equity and Income Fund               1,984         1,222               762
UIF Core Plus Fixed Income
 Portfolio                              698           811              (113)
UIF Emerging Markets Debt
 Portfolio                               --            49               (49)
UIF Emerging Markets Equity
 Portfolio                               16            46               (30)
UIF Mid Cap Growth Portfolio         54,739        37,928            16,811
Invesco Van Kampen V.I. Mid
 Cap Value Fund                      48,382        64,412           (16,030)
Morgan Stanley -- Focus
 Growth Portfolio                       156            74                82
Morgan Stanley -- Mid Cap
 Growth Portfolio                       365           365                --
Morgan Stanley -- Flexible
 Income Portfolio                       158         1,109              (951)
Morgan Stanley -- Money
 Market Portfolio                     6,432        11,513            (5,081)
Invesco V.I. Select
 Dimensions Equally-Weighted
 S&P 500 Fund                         1,121         1,067                54
Oppenheimer Capital
 Appreciation Fund/VA                30,331        34,747            (4,416)
Oppenheimer Global Securities
 Fund/VA                             26,279        38,871           (12,592)
Oppenheimer Main Street
 Fund/VA                             12,696         7,096             5,600
Oppenheimer Main Street
 Small- & Mid-Cap Fund/VA            29,110        28,254               856
Oppenheimer Value Fund/VA               296           683              (387)
Putnam VT Diversified Income
 Fund                                43,151        58,478           (15,327)
Putnam VT Global Asset
 Allocation Fund                        264         1,884            (1,620)
Putnam VT Global Equity Fund         11,683        20,552            (8,869)
Putnam VT Growth and Income
 Fund                                13,403        43,247           (29,844)
Putnam VT Global Health Care
 Fund                                    --         2,033            (2,033)
Putnam VT High Yield Fund            27,837        52,853           (25,016)

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Income Fund                31,144        50,216           (19,072)
Putnam VT International Value
 Fund                                 1,087         7,426            (6,339)
Putnam VT International
 Equity Fund                         38,465        96,212           (57,747)
Putnam VT International
 Growth Fund                             --         3,730            (3,730)
Putnam VT Investors Fund                221         1,869            (1,648)
Putnam VT Money Market Fund              --         5,133            (5,133)
Putnam VT Multi-Cap Growth
 Fund                                17,777        42,147           (24,370)
Putnam VT Small Cap Value
 Fund                                12,350        16,218            (3,868)
Putnam VT George Putnam
 Balanced Fund                           10         1,431            (1,421)
Putnam VT Global Utilities
 Fund                                    --         2,535            (2,535)
Putnam VT Voyager Fund               55,113        86,989           (31,876)
Putnam VT Capital
 Opportunities Fund                  19,880        36,094           (16,214)
Putnam VT Equity Income Fund         69,826        13,950            55,876
Invesco Van Kampen V.I.
 Growth and Income Fund              26,331         8,779            17,552
Invesco Van Kampen V.I.
 Comstock Fund                       37,002        37,695              (693)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                                  65,123      $11.222162      to      $11.222162            $730,825
 2011                                  51,550        9.898234      to        9.898234             510,257
 2010                                  49,630       10.210277      to       10.210277             506,733
 2009                                  31,021        9.257151      to        9.257151             287,165
 2008                                  12,637        7.481734      to        7.481734              94,544
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                                 859,338        7.830881      to        7.830881           6,729,372
 2011                                 864,188        6.857519      to        6.857519           5,926,185
 2010                                 782,501        8.511980      to        8.511980           6,660,629
 2009                                 757,738        8.161134      to        8.161134           6,184,003
 2008                                 645,465        6.074134      to        6.074134           3,920,642
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                                 360,757       14.642002      to       14.642002           5,282,212
 2011                                 341,340       12.359340      to       12.359340           4,218,732
 2010                                 422,523       13.525397      to       13.525397           5,714,787
 2009                                 273,631       10.684549      to       10.684549           2,923,626
 2008                                 216,734        7.489616      to        7.489616           1,623,257
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                                   1,910        9.717865      to        9.717865              18,563
 2011                                   1,375        8.410751      to        8.410751              11,566
 2010                                   1,386        8.740814      to        8.740814              12,114
 2009                                     792        7.844980      to        7.844980               6,210
 2008                                     248        6.481456      to        6.481456               1,607
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                 144,012        9.085135      to        9.085135           1,308,367
 2011                                 166,297        7.883945      to        7.883945           1,311,075
 2010                                 178,362        9.390573      to        9.390573           1,674,918
 2009                                 172,442        8.339156      to        8.339156           1,438,025
 2008                                 123,863        5.989175      to        5.989175             741,838
INVESCO V.I. CORE EQUITY FUND
 2012                                  87,159       17.528629      to       17.528629           1,527,782
 2011                                  98,863       15.391910      to       15.391910           1,521,695
 2010                                  83,083       15.401643      to       15.401643           1,279,622
 2009                                  80,060       14.058334      to       14.058334           1,125,506
 2008                                 163,573       10.957579      to       10.957579           1,792,368
INVESCO V.I. HIGH YIELD FUND
 2012                                   1,397       11.528309      to       11.528309              16,108
 2011                                   1,338        9.838689      to        9.838689              13,167

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                             --      to         --       2.05%     to       2.05%      13.38%     to       13.38%
 2011                             --      to         --       2.35%     to       2.35%      (3.06)%    to       (3.06)%
 2010                             --      to         --       2.36%     to       2.36%      10.30%     to       10.30%
 2009                             --      to         --       0.79%     to       0.79%      24.45%     to       24.45%
 2008                             --      to         --       3.93%     to       3.93%     (25.18)%    to      (25.18)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                             --      to         --       1.43%     to       1.43%      14.19%     to       14.19%
 2011                             --      to         --       4.05%     to       4.05%     (19.44)%    to      (19.44)%
 2010                             --      to         --       2.78%     to       2.78%       4.30%     to        4.30%
 2009                             --      to         --       1.20%     to       1.20%      34.36%     to       34.36%
 2008                             --      to         --       0.86%     to       0.86%     (53.28)%    to      (53.28)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                             --      to         --       0.29%     to       0.29%      18.47%     to       18.47%
 2011                             --      to         --       0.26%     to       0.26%      (8.62)%    to       (8.62)%
 2010                             --      to         --       0.26%     to       0.26%      26.59%     to       26.59%
 2009                             --      to         --       0.75%     to       0.75%      42.66%     to       42.66%
 2008                             --      to         --       0.42%     to       0.42%     (35.75)%    to      (35.75)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                             --      to         --       1.79%     to       1.79%      15.54%     to       15.54%
 2011                             --      to         --       1.19%     to       1.19%      (3.78)%    to       (3.78)%
 2010                             --      to         --       1.34%     to       1.34%      11.42%     to       11.42%
 2009                             --      to         --       2.49%     to       2.49%      21.04%     to       21.04%
 2008                             --      to         --         --      to         --      (35.19)%    to      (35.19)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                             --      to         --       1.47%     to       1.47%      15.24%     to       15.24%
 2011                             --      to         --       2.83%     to       2.83%     (16.04)%    to      (16.04)%
 2010                             --      to         --       1.85%     to       1.85%      12.61%     to       12.61%
 2009                             --      to         --       4.55%     to       4.55%      39.24%     to       39.24%
 2008                             --      to         --         --      to         --      (48.96)%    to      (48.96)%
INVESCO V.I. CORE EQUITY FUND
 2012                             --      to         --       0.92%     to       0.92%      13.88%     to       13.88%
 2011                             --      to         --       0.72%     to       0.72%      (0.06)%    to       (0.06)%
 2010                             --      to         --       0.99%     to       0.99%       9.56%     to        9.56%
 2009                             --      to         --       1.16%     to       1.16%      28.30%     to       28.30%
 2008                             --      to         --      12.90%     to      12.90%     (30.14)%    to      (30.14)%
INVESCO V.I. HIGH YIELD FUND
 2012                             --      to         --       5.23%     to       5.23%      17.17%     to       17.17%
 2011                             --      to         --         --      to         --       (1.61)%    to       (1.61)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                                 903,449      $10.681661      to      $10.681661          $9,650,335
 2011                                 850,728        9.245632      to        9.245632           7,865,517
 2010                                 673,773        9.913898      to        9.913898           6,679,720
 2009                                 409,780        8.784056      to        8.784056           3,599,534
 2008                                  89,500        6.495072      to        6.495072             581,307
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                                 325,371       18.762126      to       18.762126           6,104,656
 2011                                 328,300       16.909642      to       16.909642           5,551,429
 2010                                 229,550       18.061560      to       18.061560           4,146,024
 2009                                 227,728       15.827870      to       15.827870           3,604,451
 2008                                 228,373       12.155426      to       12.155426           2,775,974
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                                 384,884       15.606747      to       15.606747           6,006,783
 2011                                 352,912       13.702870      to       13.702870           4,835,906
 2010                                 179,981       13.803070      to       13.803070           2,484,288
 2009                                  89,879       10.738505      to       10.738505             965,161
 2008                                  64,756        8.853684      to        8.853684             573,329
INVESCO V.I. GLOBAL REAL
 ESTATE FUND
 2012                                  35,213       16.918723      to       16.918723             595,760
 2011                                  25,504       13.205405      to       13.205405             336,790
 2010                                   9,924       14.124702      to       14.124702             140,177
 2009                                   1,041       12.019804      to       12.019804              12,510
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                 278,203       12.310062      to       12.310062           3,424,697
 2011                                 128,635       11.091880      to       11.091880           1,426,806
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                                   4,147       11.592516      to       11.592516              48,073
 2011                                   3,820        9.793528      to        9.793528              37,414
ALLIANCEBERNSTEIN VPS REAL
 ESTATE INVESTMENT PORTFOLIO
 2012                                  35,515       22.307313      to       22.307313             792,240
 2011                                  23,253       18.461559      to       18.461559             429,286
 2010                                   6,205       16.976140      to       16.976140             105,335
 2009                                      45       13.467967      to       13.467967                 604
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                                 165,647       12.753310      to       12.753310           2,112,544
 2011                                 153,084       12.009540      to       12.009540           1,838,472
 2010                                 137,067       11.488176      to       11.488176           1,574,654
 2009                                  86,628       10.917046      to       10.917046             945,719
 2008                                  27,660        9.952373      to        9.952373             275,278
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                                 380,925       10.725138      to       10.725138           4,085,479
 2011                                 360,886        9.123412      to        9.123412           3,292,508
 2010                                 301,286        9.588656      to        9.588656           2,888,928
 2009                                 234,854        8.577912      to        8.577912           2,014,558
 2008                                  79,156        6.139312      to        6.139312             485,963

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.50%     to       1.50%      15.53%     to       15.53%
 2011                             --      to         --       1.47%     to       1.47%      (6.74)%    to       (6.74)%
 2010                             --      to         --       2.58%     to       2.58%      12.86%     to       12.86%
 2009                             --      to         --       2.46%     to       2.46%      35.24%     to       35.24%
 2008                             --      to         --       2.47%     to       2.47%     (35.05)%    to      (35.05)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                             --      to         --       0.07%     to       0.07%      10.96%     to       10.96%
 2011                             --      to         --       0.32%     to       0.32%      (6.38)%    to       (6.38)%
 2010                             --      to         --       0.57%     to       0.57%      14.11%     to       14.11%
 2009                             --      to         --       1.42%     to       1.42%      30.21%     to       30.21%
 2008                             --      to         --       1.62%     to       1.62%     (28.52)%    to      (28.52)%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                             --      to         --         --      to         --       13.89%     to       13.89%
 2011                             --      to         --         --      to         --       (0.73)%    to       (0.73)%
 2010                             --      to         --         --      to         --       28.54%     to       28.54%
 2009                             --      to         --       0.23%     to       0.23%      21.29%     to       21.29%
 2008                             --      to         --         --      to         --      (31.31)%    to      (31.31)%
INVESCO V.I. GLOBAL REAL
 ESTATE FUND
 2012                             --      to         --       0.61%     to       0.61%      28.12%     to       28.12%
 2011                             --      to         --       4.42%     to       4.42%      (6.51)%    to       (6.51)%
 2010                             --      to         --       7.36%     to       7.36%      17.51%     to       17.51%
 2009                             --      to         --         --      to         --       20.20%     to       20.20%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                             --      to         --       1.04%     to       1.04%      10.98%     to       10.98%
 2011                             --      to         --         --      to         --       10.92%     to       10.92%
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                             --      to         --       1.91%     to       1.91%      18.37%     to       18.37%
 2011                             --      to         --         --      to         --       (2.06)%    to       (2.06)%
ALLIANCEBERNSTEIN VPS REAL
 ESTATE INVESTMENT PORTFOLIO
 2012                             --      to         --       0.87%     to       0.87%      20.83%     to       20.83%
 2011                             --      to         --       1.33%     to       1.33%       8.75%     to        8.75%
 2010                             --      to         --       0.14%     to       0.14%      26.05%     to       26.05%
 2009                             --      to         --         --      to         --       34.68%     to       34.68%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                             --      to         --       2.17%     to       2.17%       6.19%     to        6.19%
 2011                             --      to         --       2.90%     to       2.90%       4.54%     to        4.54%
 2010                             --      to         --       3.34%     to       3.34%       5.23%     to        5.23%
 2009                             --      to         --       1.83%     to       1.83%       9.69%     to        9.69%
 2008                             --      to         --      15.28%     to      15.28%      (0.48)%    to       (0.48)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                             --      to         --       2.63%     to       2.63%      17.56%     to       17.56%
 2011                             --      to         --       2.85%     to       2.85%      (4.85)%    to       (4.85)%
 2010                             --      to         --       2.82%     to       2.82%      11.78%     to       11.78%
 2009                             --      to         --       3.08%     to       3.08%      39.72%     to       39.72%
 2008                             --      to         --      10.73%     to      10.73%     (38.61)%    to      (38.61)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                               1,804,331      $18.489702      to      $18.489702         $33,361,544
 2011                               1,858,634       15.913238      to       15.913238          29,576,879
 2010                               1,898,759       15.709635      to       15.709635          29,828,807
 2009                               2,011,260       13.963461      to       13.963461          28,084,144
 2008                               2,160,890       11.262300      to       11.262300          24,336,595
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                               1,167,431       16.842764      to       16.842764          19,662,761
 2011                               1,160,081       14.789539      to       14.789539          17,157,065
 2010                               1,179,413       14.924145      to       14.924145          17,601,730
 2009                               1,050,526       13.286460      to       13.286460          13,957,778
 2008                                 984,243       10.382553      to       10.382553          10,218,954
AMERICAN FUNDS BOND FUND
 2012                               2,397,552       14.884837      to       14.884837          35,687,165
 2011                               2,486,108       14.125783      to       14.125783          35,118,217
 2010                               2,326,685       13.313285      to       13.313285          30,975,819
 2009                               2,265,663       12.507300      to       12.507300          28,337,321
 2008                               1,874,922       11.107228      to       11.107228          20,825,185
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                              11,818,582        1.879328      to        1.879328          22,210,993
 2011                              12,214,967        1.533372      to        1.533372          18,730,088
 2010                              13,021,800        1.682911      to        1.682911          21,914,531
 2009                              12,990,891        1.506019      to        1.506019          19,564,529
 2008                              15,007,918        1.058316      to        1.058316          15,883,119
AMERICAN FUNDS GROWTH FUND
 2012                              60,936,133        1.386229      to       17.429019          84,580,274
 2011                              64,875,215        1.175863      to       14.784060          76,371,260
 2010                              67,556,264        1.228397      to       15.444590          83,104,714
 2009                              67,370,598        1.035048      to       13.013625          69,823,670
 2008                              67,911,355        0.742443      to        9.334667          50,480,136
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                              43,591,478        1.607139      to       15.646393          70,096,052
 2011                              45,148,169        1.367989      to       13.318124          61,792,882
 2010                              47,320,342        1.393495      to       13.566369          66,000,040
 2009                              48,585,458        1.250601      to       12.175221          60,809,683
 2008                              50,697,847        0.952901      to        9.276999          48,347,193
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                               1,746,728       20.539236      to       23.413424          40,887,874
 2011                               1,774,338       17.419907      to       19.857580          35,226,826
 2010                               1,689,159       20.247105      to       23.080421          38,978,574
 2009                               1,634,207       18.881474      to       21.523685          35,167,138
 2008                               1,594,926       13.197152      to       15.043908          23,989,307
AMERICAN FUNDS NEW WORLD FUND
 2012                                 513,039       32.197536      to       32.197536          16,518,578
 2011                                 542,415       27.327395      to       27.327395          14,822,781
 2010                                 551,636       31.756414      to       31.756414          17,517,974
 2009                                 514,664       26.941235      to       26.941235          13,865,690
 2008                                 454,333       18.002579      to       18.002579           8,179,160

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                             --      to         --       1.92%     to       1.92%      16.19%     to       16.19%
 2011                             --      to         --       1.89%     to       1.89%       1.30%     to        1.30%
 2010                             --      to         --       1.98%     to       1.98%      12.51%     to       12.51%
 2009                             --      to         --       2.37%     to       2.37%      23.98%     to       23.98%
 2008                             --      to         --       2.70%     to       2.70%     (29.51)%    to      (29.51)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                             --      to         --       2.05%     to       2.05%      13.88%     to       13.88%
 2011                             --      to         --       1.76%     to       1.76%      (0.90)%    to       (0.90)%
 2010                             --      to         --       1.84%     to       1.84%      12.33%     to       12.33%
 2009                             --      to         --       2.20%     to       2.20%      27.97%     to       27.97%
 2008                             --      to         --       2.15%     to       2.15%     (36.51)%    to      (36.51)%
AMERICAN FUNDS BOND FUND
 2012                             --      to         --       2.49%     to       2.49%       5.37%     to        5.37%
 2011                             --      to         --       3.13%     to       3.13%       6.10%     to        6.10%
 2010                             --      to         --       3.08%     to       3.08%       6.44%     to        6.44%
 2009                             --      to         --       3.34%     to       3.34%      12.61%     to       12.61%
 2008                             --      to         --       5.95%     to       5.95%      (9.35)%    to       (9.35)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                             --      to         --       0.93%     to       0.93%      22.56%     to       22.56%
 2011                             --      to         --       1.29%     to       1.29%      (8.89)%    to       (8.89)%
 2010                             --      to         --       1.52%     to       1.52%      11.75%     to       11.75%
 2009                             --      to         --       1.39%     to       1.39%      42.30%     to       42.30%
 2008                             --      to         --       1.97%     to       1.97%     (38.39)%    to      (38.39)%
AMERICAN FUNDS GROWTH FUND
 2012                             --      to         --       0.80%     to       0.83%      17.89%     to       17.89%
 2011                             --      to         --       0.61%     to       0.62%      (4.28)%    to       (4.28)%
 2010                             --      to         --       0.74%     to       0.76%      18.68%     to       18.68%
 2009                             --      to         --       0.67%     to       0.68%      39.41%     to       39.41%
 2008                             --      to         --       0.87%     to       0.89%     (43.97)%    to      (43.97)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                             --      to         --       1.65%     to       1.72%      17.48%     to       17.48%
 2011                             --      to         --       1.29%     to       1.55%      (1.83)%    to       (1.83)%
 2010                             --      to         --       1.50%     to       1.56%      11.43%     to       11.43%
 2009                             --      to         --       1.52%     to       1.62%      31.24%     to       31.24%
 2008                             --      to         --       1.81%     to       1.84%     (37.85)%    to      (37.85)%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                             --      to         --       1.51%     to       1.62%      17.91%     to       17.91%
 2011                             --      to         --       1.82%     to       1.87%     (13.96)%    to      (13.96)%
 2010                             --      to         --       2.09%     to       2.15%       7.23%     to        7.23%
 2009                             --      to         --       1.58%     to       1.67%      43.07%     to       43.07%
 2008                             --      to         --       2.00%     to       2.20%     (42.12)%    to      (42.12)%
AMERICAN FUNDS NEW WORLD FUND
 2012                             --      to         --       1.03%     to       1.03%      17.82%     to       17.82%
 2011                             --      to         --       1.70%     to       1.70%     (13.95)%    to      (13.95)%
 2010                             --      to         --       1.64%     to       1.64%      17.87%     to       17.87%
 2009                             --      to         --       1.64%     to       1.64%      49.65%     to       49.65%
 2008                             --      to         --       1.60%     to       1.60%     (42.37)%    to      (42.37)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                               6,908,135       $2.164794      to       $2.164794         $14,954,689
 2011                               7,313,030        1.831808      to        1.831808          13,396,066
 2010                               7,489,433        2.265511      to        2.265511          16,967,392
 2009                               7,332,818        1.850714      to        1.850714          13,570,949
 2008                               7,312,344        1.147402      to       12.386047           8,392,315
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                                 224,897        3.026411      to        3.026411             680,632
 2011                                 267,425        2.690584      to        2.690584             719,530
 2010                                 409,581        2.761290      to        2.761290           1,130,973
 2009                                 590,199        2.416579      to        2.416579           1,426,263
 2008                                 722,176        1.871681      to        1.871681           1,351,682
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                               4,412,318        3.409746      to       12.688792          15,890,260
 2011                               4,570,676        2.906674      to       10.840042          13,968,283
 2010                               5,012,784        2.878704      to       10.769489          15,311,628
 2009                               5,443,005        2.499987      to        9.371563          14,391,248
 2008                               6,099,579        1.919982      to        7.215315          12,082,632
FIDELITY VIP GROWTH PORTFOLIO
 2012                                  24,630       10.736965      to       10.736965             264,447
 2011                                  23,925        9.385277      to        9.385277             224,539
 2010                                   6,972        9.388340      to        9.388340              65,456
 2009                                   7,278        7.579744      to        7.579744              55,168
 2008                                   3,095        5.923299      to        5.923299              18,329
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                               1,233,164       14.321191      to       14.321191          17,660,380
 2011                               1,243,504       12.330930      to       12.330930          15,333,565
 2010                               1,288,166       12.684040      to       12.684040          16,339,146
 2009                               1,203,398       10.847941      to       10.847941          13,054,387
 2008                                 882,231        8.007735      to        8.007735           7,064,671
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                                 169,244        2.396177      to        2.396177             405,539
 2011                                 184,825        1.984568      to        1.984568             366,798
 2010                                 205,953        2.395759      to        2.395759             493,414
 2009                                 231,673        2.118000      to        2.118000             490,684
 2008                                 307,660        1.673907      to        1.673907             514,995
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                               1,034,275       15.275636      to       15.275636          15,799,201
 2011                               1,003,459       13.333878      to       13.333878          13,380,003
 2010                                 908,002       14.957023      to       14.957023          13,581,013
 2009                                 747,492       11.633336      to       11.633336           8,695,828
 2008                                 549,168        8.324310      to        8.324310           4,571,445
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                   4,405       12.406724      to       12.406724              54,652
 2011                                   5,703        9.764119      to        9.764119              55,682
 2010                                   6,911       10.734145      to       10.734145              74,188
 2009                                  10,348        8.496440      to        8.496440              87,922
 2008                                     263        5.406483      to        5.406483               1,419

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                             --      to         --       1.34%     to       1.34%      18.18%     to       18.18%
 2011                             --      to         --       1.31%     to       1.31%     (19.14)%    to      (19.14)%
 2010                             --      to         --       1.74%     to       1.74%      22.41%     to       22.41%
 2009                             --      to         --       0.29%     to       0.29%      61.30%     to       61.30%
 2008                             --      to         --         --      to         --      (53.52)%    to      (53.52)%
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                             --      to         --       1.48%     to       1.48%      12.48%     to       12.48%
 2011                             --      to         --       1.53%     to       1.53%      (2.56)%    to       (2.56)%
 2010                             --      to         --       1.41%     to       1.41%      14.26%     to       14.26%
 2009                             --      to         --       2.30%     to       2.30%      29.11%     to       29.11%
 2008                             --      to         --       2.52%     to       2.52%     (28.72)%    to      (28.72)%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                             --      to         --       2.89%     to       3.17%      17.05%     to       17.31%
 2011                             --      to         --       1.90%     to       2.48%       0.66%     to        0.97%
 2010                             --      to         --       1.65%     to       1.82%      14.92%     to       15.15%
 2009                             --      to         --       2.22%     to       2.25%      29.88%     to       30.21%
 2008                             --      to         --       2.55%     to       2.66%     (42.81)%    to      (42.65)%
FIDELITY VIP GROWTH PORTFOLIO
 2012                             --      to         --       0.37%     to       0.37%      14.40%     to       14.40%
 2011                             --      to         --       0.16%     to       0.16%      (0.03)%    to       (0.03)%
 2010                             --      to         --       0.03%     to       0.03%      23.86%     to       23.86%
 2009                             --      to         --       0.26%     to       0.26%      27.97%     to       27.97%
 2008                             --      to         --       2.85%     to       2.85%     (40.77)%    to      (40.77)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                             --      to         --       1.15%     to       1.15%      16.14%     to       16.14%
 2011                             --      to         --       0.82%     to       0.82%      (2.78)%    to       (2.78)%
 2010                             --      to         --       1.06%     to       1.06%      16.93%     to       16.93%
 2009                             --      to         --       1.31%     to       1.31%      35.47%     to       35.47%
 2008                             --      to         --       0.94%     to       0.94%     (42.69)%    to      (42.69)%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                             --      to         --       1.94%     to       1.94%      20.74%     to       20.74%
 2011                             --      to         --       1.34%     to       1.34%     (17.16)%    to      (17.16)%
 2010                             --      to         --       1.40%     to       1.40%      13.11%     to       13.11%
 2009                             --      to         --       2.10%     to       2.10%      26.53%     to       26.53%
 2008                             --      to         --       2.43%     to       2.43%     (43.81)%    to      (43.81)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                             --      to         --       0.41%     to       0.41%      14.56%     to       14.56%
 2011                             --      to         --       0.02%     to       0.02%     (10.85)%    to      (10.85)%
 2010                             --      to         --       0.14%     to       0.14%      28.57%     to       28.57%
 2009                             --      to         --       0.50%     to       0.50%      39.75%     to       39.75%
 2008                             --      to         --       0.26%     to       0.26%     (39.61)%    to      (39.61)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                             --      to         --       0.35%     to       0.35%      27.06%     to       27.06%
 2011                             --      to         --       0.69%     to       0.69%      (9.04)%    to       (9.04)%
 2010                             --      to         --       0.28%     to       0.28%      26.34%     to       26.34%
 2009                             --      to         --       0.69%     to       0.69%      57.15%     to       57.15%
 2008                             --      to         --      15.62%     to      15.62%     (45.94)%    to      (45.94)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                  10,475      $12.324435      to      $12.324435            $129,094
 2011                                   8,129       10.081559      to       10.081559              81,951
 2010                                   7,036       10.368529      to       10.368529              72,953
 2009                                   7,167        8.787986      to        8.787986              62,987
 2008                                   3,846        6.471799      to        6.471799              24,888
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                                  42,085       12.106372      to       12.106372             509,497
 2011                                  45,937       10.849651      to       10.849651             498,398
 2010                                  36,922       10.896238      to       10.896238             402,314
 2009                                  23,336        9.681661      to        9.681661             225,930
 2008                                   2,225        7.810650      to        7.810650              17,377
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                                  69,122       11.766118      to       11.766118             813,299
 2011                                  57,846       10.405993      to       10.405993             601,940
 2010                                  51,662       10.536819      to       10.536819             544,351
 2009                                  30,142        9.216289      to        9.216289             277,797
 2008                                  11,607        7.169550      to        7.169550              83,211
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                                  98,969       11.412628      to       11.412628           1,129,501
 2011                                  71,482        9.908391      to        9.908391             708,270
 2010                                  37,422       10.196865      to       10.196865             381,587
 2009                                  19,128        8.798777      to        8.798777             168,304
 2008                                   5,190        6.707483      to        6.707483              34,809
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                                  51,056       13.916517      to       13.916517             710,523
 2011                                  28,463       12.624600      to       12.624600             359,334
 2010                                   8,480       12.086384      to       12.086384             102,492
 2009                                     117       11.064938      to       11.064938               1,299
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                                  86,916       15.991465      to       15.991465           1,389,913
 2011                                  46,810       14.282970      to       14.282970             668,591
 2010                                  26,151       13.474687      to       13.474687             352,381
 2009                                   1,721       11.169012      to       11.169012              19,226
FRANKLIN INCOME SECURITIES
 FUND
 2012                               1,305,430       14.716926      to       14.716926          19,211,917
 2011                               1,282,496       13.064004      to       13.064004          16,754,536
 2010                               1,182,891       12.759824      to       12.759824          15,093,484
 2009                               1,088,558       11.324722      to       11.324722          12,327,615
 2008                                 944,659        8.351913      to        8.351913           7,889,708
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                                 100,553       12.626194      to       15.603124           1,277,375
 2011                                 105,915       11.390200      to       14.075721           1,213,002
 2010                                  67,121       11.968326      to       14.790154             809,801
 2009                                  28,518        9.377872      to       11.588939             272,099
 2008                                   9,395        6.531711      to        8.071731              67,562

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                             --      to         --       0.58%     to       0.58%      22.25%     to       22.25%
 2011                             --      to         --         --      to         --       (2.77)%    to       (2.77)%
 2010                             --      to         --       0.21%     to       0.21%      17.99%     to       17.99%
 2009                             --      to         --       0.02%     to       0.02%      35.79%     to       35.79%
 2008                             --      to         --       4.56%     to       4.56%     (35.28)%    to      (35.28)%
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                             --      to         --       1.66%     to       1.66%      11.58%     to       11.58%
 2011                             --      to         --       1.85%     to       1.85%      (0.43)%    to       (0.43)%
 2010                             --      to         --       2.93%     to       2.93%      12.55%     to       12.55%
 2009                             --      to         --       5.25%     to       5.25%      23.96%     to       23.96%
 2008                             --      to         --       3.86%     to       3.86%     (21.89)%    to      (21.89)%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                             --      to         --       1.95%     to       1.95%      13.07%     to       13.07%
 2011                             --      to         --       2.38%     to       2.38%      (1.24)%    to       (1.24)%
 2010                             --      to         --       2.93%     to       2.93%      14.33%     to       14.33%
 2009                             --      to         --       3.43%     to       3.43%      28.55%     to       28.55%
 2008                             --      to         --      35.36%     to      35.36%     (28.31)%    to      (28.31)%
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                             --      to         --       2.25%     to       2.25%      15.18%     to       15.18%
 2011                             --      to         --       2.57%     to       2.57%      (2.83)%    to       (2.83)%
 2010                             --      to         --       2.51%     to       2.51%      15.89%     to       15.89%
 2009                             --      to         --       2.97%     to       2.97%      31.18%     to       31.18%
 2008                             --      to         --      12.00%     to      12.00%     (32.93)%    to      (32.93)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                             --      to         --       3.96%     to       3.96%      10.23%     to       10.23%
 2011                             --      to         --       7.15%     to       7.15%       4.45%     to        4.45%
 2010                             --      to         --       8.80%     to       8.80%       9.23%     to        9.23%
 2009                             --      to         --       7.13%     to       7.13%      10.65%     to       10.65%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                             --      to         --       1.61%     to       1.61%      11.96%     to       11.96%
 2011                             --      to         --       1.45%     to       1.45%       6.00%     to        6.00%
 2010                             --      to         --       1.47%     to       1.47%      20.64%     to       20.64%
 2009                             --      to         --         --      to         --       11.69%     to       11.69%
FRANKLIN INCOME SECURITIES
 FUND
 2012                             --      to         --       6.37%     to       6.37%      12.65%     to       12.65%
 2011                             --      to         --       5.67%     to       5.67%       2.38%     to        2.38%
 2010                             --      to         --       6.59%     to       6.59%      12.67%     to       12.67%
 2009                             --      to         --       7.92%     to       7.92%      35.59%     to       35.59%
 2008                             --      to         --       5.22%     to       5.22%     (29.66)%    to      (29.66)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                             --      to         --         --      to         --       10.85%     to       10.85%
 2011                             --      to         --         --      to         --       (4.83)%    to       (4.83)%
 2010                             --      to         --         --      to         --       27.62%     to       27.62%
 2009                             --      to         --         --      to         --       43.57%     to       43.58%
 2008                             --      to         --         --      to         --      (42.50)%    to      (34.68)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                                 452,210      $23.643948      to      $23.643948         $10,692,030
 2011                                 492,148       19.971648      to       19.971648           9,829,007
 2010                                 474,596       20.751900      to       20.751900           9,848,778
 2009                                 476,577       16.184436      to       16.184436           7,713,126
 2008                                 411,590       12.530774      to       12.530774           5,157,547
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                               1,076,348       14.439420      to       23.362530          15,550,327
 2011                               1,098,862       12.764539      to       20.652652          14,033,725
 2010                               1,033,913       12.419716      to       20.094753          12,847,856
 2009                                 726,917       11.167863      to       18.069298           8,124,200
 2008                                 230,975        8.855462      to       14.327896           2,051,447
FRANKLIN TEMPLETON VIP MUTUAL
 SHARES SECURITIES FUND
 2012                               1,387,934       16.413690      to       17.290820          23,993,792
 2011                               1,355,932       14.367250      to       15.135026          20,518,187
 2010                               1,263,153       14.518503      to       15.294362          19,315,493
 2009                               1,216,996       13.056884      to       13.754639          16,736,369
 2008                                 891,653       10.358674      to       10.912235           9,727,935
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                                 223,842       10.055992      to       10.055992           2,250,952
 2011                                 191,646        8.867469      to        8.867469           1,699,415
 2010                                 126,670       10.515299      to       10.515299           1,331,977
 2009                                  56,650        8.924175      to        8.924175             505,551
 2008                                  10,912        5.148877      to        5.148877              56,182
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                                 458,288       10.189225      to       10.189225           4,669,596
 2011                                 390,527        8.617940      to        8.617940           3,365,535
 2010                                 226,332        9.643395      to        9.643395           2,182,613
 2009                                  88,305        8.895624      to        8.895624             785,530
 2008                                   4,770        6.491152      to        6.491152              30,964
TEMPLETON GROWTH SECURITIES
 FUND
 2012                                 455,243       10.934682      to       15.006920           4,999,484
 2011                                 446,129        9.031951      to       12.395589           4,047,261
 2010                                 404,093        9.709116      to       13.324951           3,942,812
 2009                                 343,789        9.040690      to       12.407578           3,125,922
 2008                                 226,786        6.895852      to        9.463986           1,577,199
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                               1,005,141       13.894317      to       13.894317          13,965,743
 2011                               1,003,417       12.257024      to       12.257024          12,298,911
 2010                                 895,245       12.630777      to       12.630777          11,307,645
 2009                                 644,780       11.281734      to       11.281734           7,274,241
 2008                                 480,606        9.148724      to        9.148724           4,396,929
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                                  42,153       11.785548      to       11.785548             496,793
 2011                                  40,779       10.786324      to       10.786324             439,851
 2010                                  33,725       11.330548      to       11.330548             382,122
 2009                                  28,673        9.751412      to        9.751412             279,602
 2008                                     852        7.333637      to        7.333637               6,248

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                             --      to         --       0.77%     to       0.77%      18.39%     to       18.39%
 2011                             --      to         --       0.69%     to       0.69%      (3.76)%    to       (3.76)%
 2010                             --      to         --       0.77%     to       0.77%      28.22%     to       28.22%
 2009                             --      to         --       1.69%     to       1.69%      29.16%     to       29.16%
 2008                             --      to         --       1.12%     to       1.12%     (33.02)%    to      (33.02)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                             --      to         --       6.95%     to       7.03%      13.12%     to       13.12%
 2011                             --      to         --       5.30%     to       6.13%       2.78%     to        2.78%
 2010                             --      to         --       4.73%     to       4.87%      11.21%     to       11.21%
 2009                             --      to         --       7.43%     to       8.50%      26.11%     to       26.11%
 2008                             --      to         --       0.07%     to       7.26%     (11.45)%    to      (11.03)%
FRANKLIN TEMPLETON VIP MUTUAL
 SHARES SECURITIES FUND
 2012                             --      to         --       2.08%     to       2.09%      14.24%     to       14.24%
 2011                             --      to         --       2.38%     to       2.41%      (1.04)%    to       (1.04)%
 2010                             --      to         --       1.57%     to       1.60%      11.19%     to       11.19%
 2009                             --      to         --       1.97%     to       2.03%      26.05%     to       26.05%
 2008                             --      to         --       3.06%     to       3.10%     (37.11)%    to      (37.11)%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                             --      to         --       1.65%     to       1.65%      13.40%     to       13.40%
 2011                             --      to         --       1.20%     to       1.20%     (15.67)%    to      (15.67)%
 2010                             --      to         --       1.86%     to       1.86%      17.83%     to       17.83%
 2009                             --      to         --       2.44%     to       2.44%      73.32%     to       73.32%
 2008                             --      to         --         --      to         --      (48.51)%    to      (48.51)%
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                             --      to         --       2.96%     to       2.96%      18.23%     to       18.23%
 2011                             --      to         --       1.66%     to       1.66%     (10.63)%    to      (10.63)%
 2010                             --      to         --       1.91%     to       1.91%       8.41%     to        8.41%
 2009                             --      to         --       0.71%     to       0.71%      37.04%     to       37.04%
 2008                             --      to         --         --      to         --      (35.09)%    to      (35.09)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                             --      to         --       2.02%     to       2.03%      21.07%     to       21.07%
 2011                             --      to         --       1.32%     to       1.33%      (6.97)%    to       (6.97)%
 2010                             --      to         --       1.33%     to       1.39%       7.39%     to        7.39%
 2009                             --      to         --       3.07%     to       3.13%      31.10%     to       31.10%
 2008                             --      to         --       1.71%     to       1.76%     (42.32)%    to      (42.32)%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                             --      to         --       2.66%     to       2.66%      13.36%     to       13.36%
 2011                             --      to         --       2.19%     to       2.19%      (2.96)%    to       (2.96)%
 2010                             --      to         --       1.33%     to       1.33%      11.96%     to       11.96%
 2009                             --      to         --       1.25%     to       1.25%      23.32%     to       23.32%
 2008                             --      to         --       2.43%     to       2.43%     (28.46)%    to      (28.46)%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                             --      to         --         --      to         --        9.26%     to        9.26%
 2011                             --      to         --         --      to         --       (4.80)%    to       (4.80)%
 2010                             --      to         --         --      to         --       16.19%     to       16.19%
 2009                             --      to         --         --      to         --       32.97%     to       32.97%
 2008                             --      to         --         --      to         --      (26.66)%    to      (26.66)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                               1,258,267      $18.113279      to      $18.113279         $22,791,344
 2011                               1,214,729       15.741644      to       15.741644          19,121,827
 2010                               1,084,389       15.879928      to       15.879928          17,220,025
 2009                                 654,376       13.875288      to       13.875288           9,079,662
 2008                                 327,347       11.691131      to       11.691131           3,827,060
HARTFORD BALANCED HLS FUND+
 2012                              10,135,364        3.883754      to        3.883754          39,363,261
 2011                              10,371,439        3.466961      to        3.466961          35,957,376
 2010                              11,290,618        3.403787      to        3.403787          38,430,857
 2009                              12,630,913        3.035419      to        3.035419          38,340,113
 2008                              13,958,077        2.329770      to        2.329770          32,519,107
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                              25,514,776        3.249430      to        3.249430          82,908,478
 2011                              24,701,321        3.021675      to        3.021675          74,639,363
 2010                              24,420,451        2.824228      to        2.824228          68,968,923
 2009                              22,271,271        2.626884      to        2.626884          58,504,045
 2008                              20,180,164        2.284046      to        2.284046          46,092,422
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                              13,949,424        7.429092      to        7.429092         103,631,558
 2011                              14,527,791        6.277831      to        6.277831          91,203,019
 2010                              15,081,679        7.085992      to        7.085992         106,868,654
 2009                              15,350,105        6.082370      to        6.082370          93,365,021
 2008                              15,384,133        4.175508      to        4.175508          64,236,570
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                              12,500,860        4.833961      to        4.833961          60,428,672
 2011                              12,700,001        4.255526      to        4.255526          54,045,185
 2010                              12,802,917        4.200184      to        4.200184          53,774,608
 2009                              13,064,381        3.710229      to        3.710229          48,471,846
 2008                              12,865,016        2.975883      to        2.975883          38,284,781
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                  16,314       10.795248      to       11.038466             177,622
 2011                                  12,926        9.118201      to        9.323636             118,914
 2010                                  12,241       10.051239      to       10.277704             124,154
 2009                                  18,082        8.664032      to        8.859237             157,084
 2008                                  11,462        6.096042      to        6.233399              70,121
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                 499,664        1.265101      to        1.265101             632,126
 2011                                 688,303        1.025151      to        1.025151             705,615
 2010                                 297,762        1.190460      to        1.190460             354,475
 2009                                 285,662        1.041982      to        1.041982             297,654
 2008                                 369,651        0.768187      to        0.768187             283,961
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                              10,363,283        1.778319      to        1.778319          18,429,223
 2011                               9,941,027        1.511927      to        1.511927          15,030,108
 2010                               8,700,079        1.494683      to        1.494683          13,003,860
 2009                               7,391,091        1.310608      to        1.310608           9,686,823
 2008                               5,639,389        1.043087      to        1.043087           5,882,374

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                             --      to         --       6.31%     to       6.31%      15.07%     to       15.07%
 2011                             --      to         --       5.53%     to       5.53%      (0.87)%    to       (0.87)%
 2010                             --      to         --       1.42%     to       1.42%      14.45%     to       14.45%
 2009                             --      to         --       2.16%     to       2.16%      18.68%     to       18.68%
 2008                             --      to         --       3.51%     to       3.51%       6.21%     to        6.21%
HARTFORD BALANCED HLS FUND+
 2012                             --      to         --       3.01%     to       3.01%      12.02%     to       12.02%
 2011                             --      to         --       1.65%     to       1.65%       1.86%     to        1.86%
 2010                             --      to         --       1.42%     to       1.42%      12.14%     to       12.14%
 2009                             --      to         --       2.27%     to       2.27%      30.29%     to       30.29%
 2008                             --      to         --       3.12%     to       3.12%     (31.64)%    to      (31.64)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                             --      to         --       4.13%     to       4.13%       7.54%     to        7.54%
 2011                             --      to         --       0.21%     to       0.21%       6.99%     to        6.99%
 2010                             --      to         --       4.39%     to       4.39%       7.51%     to        7.51%
 2009                             --      to         --       4.06%     to       4.06%      15.01%     to       15.01%
 2008                             --      to         --       6.93%     to       6.93%      (7.63)%    to       (7.63)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                             --      to         --       1.52%     to       1.52%      18.34%     to       18.34%
 2011                             --      to         --       0.79%     to       0.79%     (11.41)%    to      (11.41)%
 2010                             --      to         --       0.78%     to       0.78%      16.50%     to       16.50%
 2009                             --      to         --       0.96%     to       0.96%      45.67%     to       45.67%
 2008                             --      to         --       1.88%     to       1.88%     (45.59)%    to      (45.59)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                             --      to         --       2.36%     to       2.36%      13.59%     to       13.59%
 2011                             --      to         --       2.11%     to       2.11%       1.32%     to        1.32%
 2010                             --      to         --       1.97%     to       1.97%      13.21%     to       13.21%
 2009                             --      to         --       2.36%     to       2.36%      24.68%     to       24.68%
 2008                             --      to         --       2.41%     to       2.41%     (32.43)%    to      (32.43)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                             --      to         --       1.23%     to       1.25%      18.39%     to       18.39%
 2011                             --      to         --       0.02%     to       0.02%      (9.28)%    to       (9.28)%
 2010                             --      to         --       0.96%     to       1.42%      16.01%     to       16.01%
 2009                             --      to         --       1.15%     to       1.74%      42.13%     to       42.13%
 2008                             --      to         --       1.21%     to       7.19%     (39.04)%    to      (37.67)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                             --      to         --       0.49%     to       0.49%      23.41%     to       23.41%
 2011                             --      to         --       0.05%     to       0.05%     (13.89)%    to      (13.89)%
 2010                             --      to         --       0.29%     to       0.29%      14.25%     to       14.25%
 2009                             --      to         --       0.62%     to       0.62%      35.64%     to       35.64%
 2008                             --      to         --       0.74%     to       0.74%     (52.46)%    to      (52.46)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                             --      to         --       1.67%     to       1.67%      17.62%     to       17.62%
 2011                             --      to         --       1.27%     to       1.27%       1.15%     to        1.15%
 2010                             --      to         --       1.46%     to       1.46%      14.05%     to       14.05%
 2009                             --      to         --       1.77%     to       1.77%      25.65%     to       25.65%
 2008                             --      to         --       1.32%     to       1.32%     (37.27)%    to      (37.27)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2012                                 125,695      $11.498214      to      $11.498214          $1,445,272
 2011                                 110,265        9.709898      to        9.709898           1,070,661
 2010                                  57,800       10.664475      to       10.664475             616,403
 2009                                  20,401        8.934077      to        8.934077             182,262
 2008                                   4,751        6.655178      to        6.655178              31,617
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                                 764,984       22.876709      to       22.876709          17,500,308
 2011                                 754,850       18.033268      to       18.033268          13,612,415
 2010                                 755,488       19.789063      to       19.789063          14,950,390
 2009                                 583,067       16.832526      to       16.832526           9,814,496
 2008                                 500,646       12.987431      to       12.987431           6,502,104
HARTFORD HIGH YIELD HLS FUND
 2012                                 458,364       16.171602      to       16.171602           7,412,488
 2011                                 353,625       14.147003      to       14.147003           5,002,728
 2010                                 241,183       13.512623      to       13.512623           3,259,015
 2009                                  66,328       11.633875      to       11.633875             771,646
 2008                                  14,113        7.732285      to        7.732285             109,128
HARTFORD INDEX HLS FUND
 2012                              10,239,161        4.243608      to        4.243608          43,450,987
 2011                              10,804,371        3.670022      to        3.670022          39,652,278
 2010                              11,954,567        3.604734      to        3.604734          43,093,033
 2009                              12,865,463        3.141833      to        3.141833          40,421,135
 2008                              13,639,473        2.490602      to        2.490602          33,970,499
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                               6,070,748        3.424934      to        3.424934          20,791,910
 2011                               6,417,840        2.849479      to        2.849479          18,287,499
 2010                               6,943,613        3.312232      to        3.312232          22,998,858
 2009                               5,931,486        2.893130      to        2.893130          17,160,558
 2008                               6,265,299        2.167800      to        2.167800          13,581,916
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                  35,127       12.388639      to       12.388639             435,176
 2011                                  34,439       10.691625      to       10.691625             368,207
 2010                                  25,665       10.814342      to       10.814342             277,545
 2009                                  25,300        8.594351      to        8.594351             217,435
 2008                                   6,836        5.812147      to        5.812147              39,730
HARTFORD MIDCAP HLS FUND
 2012                               6,367,169        4.818794      to        4.818794          30,682,078
 2011                               6,829,417        4.034466      to        4.034466          27,553,053
 2010                               7,606,416        4.381274      to        4.381274          33,325,793
 2009                               8,587,829        3.549140      to        3.549140          30,479,406
 2008                               9,999,343        2.710162      to        2.710162          27,099,839
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                                 267,591       23.826006      to       23.826006           6,375,622
 2011                                 288,489       19.068102      to       19.068102           5,500,945
 2010                                 310,598       20.852684      to       20.852684           6,476,798
 2009                                 337,658       16.726572      to       16.726572           5,647,867
 2008                                 396,745       11.600671      to       11.600671           4,602,507

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2012                             --      to         --         --      to         --       18.42%     to       18.42%
 2011                             --      to         --       0.18%     to       0.18%      (8.95)%    to       (8.95)%
 2010                             --      to         --       0.03%     to       0.03%      19.37%     to       19.37%
 2009                             --      to         --       0.75%     to       0.75%      34.24%     to       34.24%
 2008                             --      to         --       1.17%     to       1.17%     (33.45)%    to      (33.45)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                             --      to         --         --      to         --       26.86%     to       26.86%
 2011                             --      to         --         --      to         --       (8.87)%    to       (8.87)%
 2010                             --      to         --       0.02%     to       0.02%      17.56%     to       17.56%
 2009                             --      to         --       0.56%     to       0.56%      29.61%     to       29.61%
 2008                             --      to         --       0.61%     to       0.61%     (45.66)%    to      (45.66)%
HARTFORD HIGH YIELD HLS FUND
 2012                             --      to         --       8.67%     to       8.67%      14.31%     to       14.31%
 2011                             --      to         --       8.95%     to       8.95%       4.69%     to        4.69%
 2010                             --      to         --       0.77%     to       0.77%      16.15%     to       16.15%
 2009                             --      to         --      18.53%     to      18.53%      50.46%     to       50.46%
 2008                             --      to         --       8.22%     to       8.22%     (22.68)%    to      (22.68)%
HARTFORD INDEX HLS FUND
 2012                             --      to         --       2.01%     to       2.01%      15.63%     to       15.63%
 2011                             --      to         --       1.70%     to       1.70%       1.81%     to        1.81%
 2010                             --      to         --       1.72%     to       1.72%      14.73%     to       14.73%
 2009                             --      to         --       2.06%     to       2.06%      26.15%     to       26.15%
 2008                             --      to         --       2.15%     to       2.15%     (37.11)%    to      (37.11)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                             --      to         --       1.93%     to       1.93%      20.20%     to       20.20%
 2011                             --      to         --       0.05%     to       0.05%     (13.97)%    to      (13.97)%
 2010                             --      to         --       1.32%     to       1.32%      14.49%     to       14.49%
 2009                             --      to         --       2.02%     to       2.02%      33.46%     to       33.46%
 2008                             --      to         --       2.32%     to       2.32%     (42.25)%    to      (42.25)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                             --      to         --       0.60%     to       0.60%      15.87%     to       15.87%
 2011                             --      to         --         --      to         --       (1.13)%    to       (1.13)%
 2010                             --      to         --       0.75%     to       0.75%      25.83%     to       25.83%
 2009                             --      to         --       0.51%     to       0.51%      47.87%     to       47.87%
 2008                             --      to         --       2.11%     to       2.11%     (41.88)%    to      (41.88)%
HARTFORD MIDCAP HLS FUND
 2012                             --      to         --       0.82%     to       0.82%      19.44%     to       19.44%
 2011                             --      to         --       0.68%     to       0.68%      (7.92)%    to       (7.92)%
 2010                             --      to         --       0.24%     to       0.24%      23.45%     to       23.45%
 2009                             --      to         --       0.54%     to       0.54%      30.96%     to       30.96%
 2008                             --      to         --       0.52%     to       0.52%     (35.32)%    to      (35.32)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                             --      to         --       1.20%     to       1.20%      24.95%     to       24.95%
 2011                             --      to         --       0.01%     to       0.01%      (8.56)%    to       (8.56)%
 2010                             --      to         --       0.60%     to       0.60%      24.67%     to       24.67%
 2009                             --      to         --       0.83%     to       0.83%      44.19%     to       44.19%
 2008                             --      to         --       0.79%     to       0.79%     (40.21)%    to      (40.21)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND
 2012                              27,164,300       $1.796639      to       $1.796639         $48,804,441
 2011                              27,778,968        1.796639      to        1.796639          49,908,777
 2010                              29,092,042        1.796639      to        1.796639          52,267,897
 2009                              35,727,066        1.796639      to        1.796639          64,188,641
 2008                              38,331,448        1.795505      to        1.795505          68,824,307
HARTFORD SMALL COMPANY HLS
 FUND
 2012                               6,018,287        2.712054      to        2.712054          16,321,921
 2011                               6,490,435        2.345264      to        2.345264          15,221,783
 2010                               7,383,161        2.426831      to        2.426831          17,917,684
 2009                               8,166,669        1.955060      to        1.955060          15,966,329
 2008                               9,046,082        1.512167      to        1.512167          13,679,186
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                  11,238       15.383653      to       15.383653             172,884
 2011                                  10,516       13.104093      to       13.104093             137,809
 2010                                   5,925       12.920333      to       12.920333              76,554
 2009                                   4,159        9.461521      to        9.461521              39,354
 2008                                     836        6.988318      to        6.988318               5,840
HARTFORD STOCK HLS FUND
 2012                               9,190,090        4.258413      to        4.258413          39,135,200
 2011                               9,788,274        3.722907      to        3.722907          36,440,833
 2010                              10,727,077        3.764066      to        3.764066          40,377,425
 2009                              12,044,576        3.278812      to        3.278812          39,491,899
 2008                              13,416,175        2.316588      to        2.316588          31,079,750
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 664,634       11.348975      to       11.619278           7,692,166
 2011                                 715,603       10.944490      to       11.205160           7,992,131
 2010                                 684,158       10.435767      to       10.684330           7,291,233
 2009                                 713,427       10.054446      to       10.293920           7,330,988
 2008                                 748,212        9.725726      to        9.957373           7,443,472
HARTFORD VALUE HLS FUND
 2012                               1,271,862       11.733842      to       13.043194          16,071,492
 2011                               1,438,612       10.030081      to       11.149316          15,523,309
 2010                               1,607,420       10.230173      to       11.371742          17,659,958
 2009                                   5,103        8.921502      to        8.921502              45,524
 2008                                     274        7.173269      to        7.173269               1,959
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                  29,799       12.470624      to       12.470624             371,614
 2011                                  21,135       11.277301      to       11.277301             238,347
 2010                                   2,753       11.807344      to       11.807344              32,501
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                 136,854       13.932710      to       13.932710           1,906,744
 2011                                 159,671       12.389564      to       12.389564           1,978,250
 2010                                 151,557       12.365526      to       12.365526           1,874,086
 2009                                 157,032       10.774410      to       10.774410           1,691,924
 2008                                 123,449        8.730699      to        8.730699           1,077,796

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND
 2012                             --      to         --         --      to         --          --      to          --
 2011                             --      to         --         --      to         --          --      to          --
 2010                             --      to         --         --      to         --          --      to          --
 2009                             --      to         --       0.06%     to       0.06%       0.06%     to        0.06%
 2008                             --      to         --       2.01%     to       2.01%       2.14%     to        2.14%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                             --      to         --         --      to         --       15.64%     to       15.64%
 2011                             --      to         --         --      to         --       (3.36)%    to       (3.36)%
 2010                             --      to         --         --      to         --       24.13%     to       24.13%
 2009                             --      to         --       0.01%     to       0.01%      29.29%     to       29.29%
 2008                             --      to         --       0.11%     to       0.11%     (40.60)%    to      (40.60)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                             --      to         --         --      to         --       17.40%     to       17.40%
 2011                             --      to         --         --      to         --        1.42%     to        1.42%
 2010                             --      to         --         --      to         --       36.56%     to       36.56%
 2009                             --      to         --       0.10%     to       0.10%      35.39%     to       35.39%
 2008                             --      to         --       1.22%     to       1.22%     (30.12)%    to      (30.12)%
HARTFORD STOCK HLS FUND
 2012                             --      to         --       2.11%     to       2.11%      14.38%     to       14.38%
 2011                             --      to         --       1.36%     to       1.36%      (1.09)%    to       (1.09)%
 2010                             --      to         --       1.16%     to       1.16%      14.80%     to       14.80%
 2009                             --      to         --       1.58%     to       1.58%      41.54%     to       41.54%
 2008                             --      to         --       2.09%     to       2.09%     (43.13)%    to      (43.13)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                             --      to         --       2.81%     to       2.84%       3.70%     to        3.70%
 2011                             --      to         --       2.70%     to       2.99%       4.87%     to        4.87%
 2010                             --      to         --       4.29%     to       4.51%       3.79%     to        3.79%
 2009                             --      to         --       0.03%     to       0.03%       3.38%     to        3.38%
 2008                             --      to         --       8.14%     to      20.96%      (2.74)%    to       (0.43)%
HARTFORD VALUE HLS FUND
 2012                             --      to         --       2.19%     to       2.29%      16.99%     to       16.99%
 2011                             --      to         --       1.54%     to       1.71%      (1.96)%    to       (1.96)%
 2010                             --      to         --       1.22%     to       1.62%       8.66%     to       14.67%
 2009                             --      to         --       3.97%     to       3.97%      24.37%     to       24.37%
 2008                             --      to         --      13.77%     to      13.77%     (28.27)%    to      (28.27)%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                             --      to         --       0.65%     to       0.65%      10.58%     to       10.58%
 2011                             --      to         --       0.38%     to       0.38%      (4.49)%    to       (4.49)%
 2010                             --      to         --       0.87%     to       0.87%      11.95%     to       11.95%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                             --      to         --       2.84%     to       2.84%      12.46%     to       12.46%
 2011                             --      to         --       2.90%     to       2.90%       0.19%     to        0.19%
 2010                             --      to         --       2.99%     to       2.99%      14.77%     to       14.77%
 2009                             --      to         --       3.73%     to       3.73%      23.41%     to       23.41%
 2008                             --      to         --       4.15%     to       4.15%     (26.19)%    to      (26.19)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 FUND
 2012                                 508,872      $14.942519      to      $14.942519          $7,603,835
 2011                                 491,555       13.278309      to       13.278309           6,527,019
 2010                                 507,909       12.720824      to       12.720824           6,461,025
 2009                                 494,993       11.326127      to       11.326127           5,606,353
 2008                                 174,589        8.432890      to        8.432890           1,472,287
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                 191,997       11.754355      to       11.754355           2,256,797
 2011                                 200,630       10.486745      to       10.486745           2,103,955
 2010                                 175,458       11.165635      to       11.165635           1,959,099
 2009                                 154,841        9.509797      to        9.509797           1,472,502
 2008                                 139,183        7.998229      to        7.998229           1,113,217
MFS GROWTH SERIES
 2012                                  37,094       12.771368      to       12.771368             473,744
 2011                                  15,051       10.879807      to       10.879807             163,753
 2010                                   5,857       10.915241      to       10.915241              63,933
 2009                                   4,160        9.463785      to        9.463785              39,372
 2008                                     394        6.874012      to        6.874012               2,708
MFS INVESTORS TRUST SERIES
 2012                                  42,830       14.309842      to       14.309842             612,893
 2011                                  41,089       12.006715      to       12.006715             493,349
 2010                                  40,044       12.274423      to       12.274423             491,514
 2009                                  37,834       11.048366      to       11.048366             417,998
 2008                                  10,217        8.706510      to        8.706510              88,952
MFS NEW DISCOVERY SERIES
 2012                                  68,326       23.151428      to       23.151428           1,581,854
 2011                                  87,835       19.097956      to       19.097956           1,677,460
 2010                                 101,224       21.283072      to       21.283072           2,154,360
 2009                                  63,537       15.610690      to       15.610690             991,857
 2008                                  42,336        9.566346      to        9.566346             404,998
MFS TOTAL RETURN SERIES
 2012                                 632,195       16.393811      to       16.453635          10,401,763
 2011                                 601,688       14.735199      to       14.788967           8,898,221
 2010                                 622,310       14.478699      to       14.531519           9,042,990
 2009                                 619,880       13.170904      to       13.218935           8,194,055
 2008                                 667,624       11.159050      to       11.199735           7,477,139
MFS VALUE SERIES
 2012                               1,377,434       11.692087      to       11.692087          16,105,082
 2011                               1,312,933       10.056780      to       10.056780          13,203,876
 2010                               1,111,673       10.087285      to       10.087285          11,213,762
 2009                                 783,281        9.044166      to        9.044166           7,084,121
 2008                                 197,827        7.370068      to        7.370068           1,457,996
MFS RESEARCH BOND SERIES
 2012                               1,462,414       13.858526      to       13.858526          20,266,903
 2011                               1,200,763       12.909590      to       12.909590          15,501,359
 2010                                 660,834       12.093730      to       12.093730           7,991,946
 2009                                 150,401       11.253639      to       11.253639           1,692,553
 2008                                     516        9.688264      to        9.688264               4,995
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2012                                   2,126       10.883573      to       10.883573              23,144
 2011                                   1,941        9.683919      to        9.683919              18,793

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE
 FUND
 2012                             --      to         --       6.15%     to       6.15%      12.53%     to       12.53%
 2011                             --      to         --       5.95%     to       5.95%       4.38%     to        4.38%
 2010                             --      to         --       6.61%     to       6.61%      12.31%     to       12.31%
 2009                             --      to         --       7.64%     to       7.64%      34.31%     to       34.31%
 2008                             --      to         --      49.13%     to      49.13%     (15.67)%    to      (15.67)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                             --      to         --       0.99%     to       0.99%      12.09%     to       12.09%
 2011                             --      to         --       0.80%     to       0.80%      (6.08)%    to       (6.08)%
 2010                             --      to         --       0.61%     to       0.61%      17.41%     to       17.41%
 2009                             --      to         --       1.06%     to       1.06%      18.90%     to       18.90%
 2008                             --      to         --       1.80%     to       1.80%     (36.42)%    to      (36.42)%
MFS GROWTH SERIES
 2012                             --      to         --         --      to         --       17.39%     to       17.39%
 2011                             --      to         --       0.15%     to       0.15%      (0.32)%    to       (0.32)%
 2010                             --      to         --       0.11%     to       0.11%      15.34%     to       15.34%
 2009                             --      to         --       0.27%     to       0.27%      37.68%     to       37.68%
 2008                             --      to         --         --      to         --      (31.26)%    to      (31.26)%
MFS INVESTORS TRUST SERIES
 2012                             --      to         --       1.00%     to       1.00%      19.18%     to       19.18%
 2011                             --      to         --       0.93%     to       0.93%      (2.18)%    to       (2.18)%
 2010                             --      to         --       1.14%     to       1.14%      11.10%     to       11.10%
 2009                             --      to         --       2.06%     to       2.06%      26.90%     to       26.90%
 2008                             --      to         --       0.59%     to       0.59%     (33.08)%    to      (33.08)%
MFS NEW DISCOVERY SERIES
 2012                             --      to         --         --      to         --       21.22%     to       21.22%
 2011                             --      to         --         --      to         --      (10.27)%    to      (10.27)%
 2010                             --      to         --         --      to         --       36.34%     to       36.34%
 2009                             --      to         --         --      to         --       63.18%     to       63.18%
 2008                             --      to         --         --      to         --      (39.33)%    to      (39.33)%
MFS TOTAL RETURN SERIES
 2012                             --      to         --       2.78%     to       2.80%      11.26%     to       11.26%
 2011                             --      to         --       2.59%     to       2.65%       1.77%     to        1.77%
 2010                             --      to         --       2.70%     to       2.83%       9.93%     to        9.93%
 2009                             --      to         --       2.90%     to       3.80%      18.03%     to       18.03%
 2008                             --      to         --       3.12%     to       3.29%     (22.13)%    to      (22.13)%
MFS VALUE SERIES
 2012                             --      to         --       1.64%     to       1.64%      16.26%     to       16.26%
 2011                             --      to         --       1.51%     to       1.51%      (0.30)%    to       (0.30)%
 2010                             --      to         --       1.36%     to       1.36%      11.53%     to       11.53%
 2009                             --      to         --       0.98%     to       0.98%      22.72%     to       22.72%
 2008                             --      to         --         --      to         --      (26.30)%    to      (26.30)%
MFS RESEARCH BOND SERIES
 2012                             --      to         --       2.80%     to       2.80%       7.35%     to        7.35%
 2011                             --      to         --       2.78%     to       2.78%       6.75%     to        6.75%
 2010                             --      to         --       2.19%     to       2.19%       7.47%     to        7.47%
 2009                             --      to         --       0.69%     to       0.69%      16.16%     to       16.16%
 2008                             --      to         --         --      to         --       (3.12)%    to       (3.12)%
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2012                             --      to         --       1.86%     to       1.86%      12.39%     to       12.39%
 2011                             --      to         --       0.28%     to       0.28%      (3.16)%    to       (3.16)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2012                                  18,196      $16.296895      to      $16.296895            $296,532
 2011                                  18,347       14.891137      to       14.891137             273,209
 2010                                  18,460       14.095146      to       14.095146             260,191
 2009                                  18,366       13.155253      to       13.155253             241,605
 2008                                  18,592       11.998109      to       11.998109             223,069
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2012                                   1,043       29.499996      to       29.499996              30,761
 2011                                   1,088       25.008273      to       25.008273              27,203
 2010                                   1,137       23.365085      to       23.365085              26,555
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2012                                   1,112       33.176459      to       33.176459              36,909
 2011                                   1,142       27.658089      to       27.658089              31,574
 2010                                   1,172       33.818953      to       33.818953              39,645
 2009                                     327       28.413712      to       28.413712               9,301
 2008                                     323       16.729367      to       16.729367               5,411
UIF MID CAP GROWTH PORTFOLIO
 2012                                 151,402       12.387060      to       12.387060           1,875,427
 2011                                 161,872       11.417730      to       11.417730           1,848,208
 2010                                 145,061       12.300233      to       12.300233           1,784,287
 2009                                 206,939        9.299431      to        9.299431           1,924,419
 2008                                  33,357        5.909437      to        5.909437             197,124
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                 240,201       12.648529      to       19.989368           3,089,181
 2011                                 248,593       10.803724      to       17.040299           2,730,248
 2010                                 264,623       10.715150      to       16.884603           2,880,839
 2009                                 381,894        8.769934      to       13.812635           3,386,622
 2008                                 294,328        6.302084      to        9.922402           1,886,894
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2012                                   1,472       15.999787      to       15.999787              23,552
 2011                                   1,390       14.055446      to       14.055446              19,540
 2010                                   1,308       14.947855      to       14.947855              19,559
 2009                                   1,190       11.763572      to       11.763572              13,995
 2008                                   4,143        6.862078      to        6.862078              28,427
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2012                                   1,221       17.716626      to       17.716626              21,634
 2011                                   1,142       15.713452      to       15.713452              17,940
 2010                                   2,093       15.079958      to       15.079958              31,570
 2009                                   1,875       13.854448      to       13.854448              25,973
 2008                                   1,609       11.598378      to       11.598378              18,661
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2012                                  12,056       11.640282      to       11.640282             140,334
 2011                                  12,501       11.638859      to       11.638859             145,501
 2010                                  17,582       11.637715      to       11.637715             204,619
 2009                                  22,260       11.636568      to       11.636568             259,029
 2008                                  11,403       11.634953      to       11.634953             132,676

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2012                             --      to         --       4.54%     to       4.54%       9.44%     to        9.44%
 2011                             --      to         --       3.62%     to       3.62%       5.65%     to        5.65%
 2010                             --      to         --       5.77%     to       5.77%       7.15%     to        7.15%
 2009                             --      to         --       8.49%     to       8.49%       9.64%     to        9.64%
 2008                             --      to         --       4.65%     to       4.65%     (10.21)%    to      (10.21)%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2012                             --      to         --       2.85%     to       2.85%      17.96%     to       17.96%
 2011                             --      to         --       3.58%     to       3.58%       7.03%     to        7.03%
 2010                             --      to         --         --      to         --        9.75%     to        9.75%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2012                             --      to         --         --      to         --       19.95%     to       19.95%
 2011                             --      to         --       0.41%     to       0.41%     (18.22)%    to      (18.22)%
 2010                             --      to         --       0.41%     to       0.41%      19.02%     to       19.02%
 2009                             --      to         --         --      to         --       69.84%     to       69.84%
 2008                             --      to         --         --      to         --      (56.62)%    to      (56.62)%
UIF MID CAP GROWTH PORTFOLIO
 2012                             --      to         --         --      to         --        8.49%     to        8.49%
 2011                             --      to         --       0.25%     to       0.25%      (7.17)%    to       (7.17)%
 2010                             --      to         --         --      to         --       32.27%     to       32.27%
 2009                             --      to         --         --      to         --       57.37%     to       57.37%
 2008                             --      to         --       0.03%     to       0.03%     (40.91)%    to      (40.91)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                             --      to         --       0.65%     to       0.72%      17.08%     to       17.31%
 2011                             --      to         --       0.63%     to       0.71%       0.83%     to        0.92%
 2010                             --      to         --       0.87%     to       0.91%      22.18%     to       22.24%
 2009                             --      to         --       1.20%     to       1.35%      39.16%     to       39.21%
 2008                             --      to         --       0.77%     to       0.86%     (41.42)%    to      (41.29)%
MORGAN STANLEY -- FOCUS
 GROWTH PORTFOLIO
 2012                             --      to         --         --      to         --       13.83%     to       13.83%
 2011                             --      to         --         --      to         --       (5.97)%    to       (5.97)%
 2010                             --      to         --         --      to         --       27.07%     to       27.07%
 2009                             --      to         --         --      to         --       71.43%     to       71.43%
 2008                             --      to         --       0.07%     to       0.07%     (51.57)%    to      (51.57)%
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2012                             --      to         --       5.94%     to       5.94%      12.75%     to       12.75%
 2011                             --      to         --       4.07%     to       4.07%       4.20%     to        4.20%
 2010                             --      to         --       5.95%     to       5.95%       8.85%     to        8.85%
 2009                             --      to         --       6.88%     to       6.88%      19.45%     to       19.45%
 2008                             --      to         --       1.99%     to       1.99%     (21.89)%    to      (21.89)%
MORGAN STANLEY -- MONEY
 MARKET PORTFOLIO
 2012                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2011                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2010                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2009                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2008                             --      to         --       2.20%     to       2.20%       2.13%     to        2.13%

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND+
 2012                                   1,835      $19.457806      to      $19.457806             $35,711
 2011                                   1,749       16.656599      to       16.656599              29,136
 2010                                   1,695       16.766857      to       16.766857              28,414
 2009                                   1,605       13.835357      to       13.835357              22,205
 2008                                   1,640        9.555260      to        9.555260              15,674
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                 244,537       12.252275      to       12.252275           2,996,132
 2011                                 259,104       10.765893      to       10.765893           2,789,491
 2010                                 263,520       10.915899      to       10.915899           2,876,559
 2009                                 255,998       10.001462      to       10.001462           2,560,352
 2008                                 279,007        6.938164      to        6.938164           1,935,796
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                 140,430       14.194061      to       14.194061           1,993,275
 2011                                 166,200       11.735440      to       11.735440           1,950,429
 2010                                 178,792       12.829306      to       12.829306           2,293,782
 2009                                 149,236       11.088193      to       11.088193           1,654,761
 2008                                 146,018        7.956807      to        7.956807           1,161,834
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                                  69,049       13.101818      to       13.101818             904,673
 2011                                  73,095       11.235715      to       11.235715             821,280
 2010                                  67,495       11.271167      to       11.271167             760,746
 2009                                  58,751        9.731208      to        9.731208             571,716
 2008                                  37,143        7.602822      to        7.602822             282,392
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                 177,910       13.228057      to       13.228057           2,353,408
 2011                                 175,873       11.241671      to       11.241671           1,977,105
 2010                                 175,017       11.516057      to       11.516057           2,015,506
 2009                                 193,945        9.358432      to        9.358432           1,815,024
 2008                                  64,389        6.836775      to        6.836775             440,215
OPPENHEIMER VALUE FUND/ VA
 2012                                   4,174       10.650191      to       10.650191              44,450
 2011                                   4,284        9.417715      to        9.417715              40,348
 2010                                   4,671        9.859710      to        9.859710              46,059
 2009                                   4,867        8.588256      to        8.588256              41,797
 2008                                   2,026        6.411714      to        6.411714              12,991
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                                 438,445       13.593368      to       28.400397           7,304,433
 2011                                 486,545       12.188642      to       25.400730           7,230,044
 2010                                 501,872       12.587405      to       26.192973           7,705,737
 2009                                 496,410       11.171885      to       23.175409           6,822,824
 2008                                 237,501        7.191250      to       14.968756           2,604,194
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                  16,800       12.348492      to       35.209669             506,144
 2011                                  17,575       10.813222      to       30.751053             459,554
 2010                                  19,195       10.858668      to       30.806593             509,935
 2009                                  25,290        9.467980      to       26.783076             613,161
 2008                                  26,333        7.002683      to       19.786145             496,280

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND+
 2012                             --      to         --       1.53%     to       1.53%      16.82%     to       16.82%
 2011                             --      to         --       1.43%     to       1.43%      (0.66)%    to       (0.66)%
 2010                             --      to         --       1.26%     to       1.26%      21.19%     to       21.19%
 2009                             --      to         --       2.29%     to       2.29%      44.79%     to       44.79%
 2008                             --      to         --       1.76%     to       1.76%     (40.19)%    to      (40.19)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                             --      to         --       0.39%     to       0.39%      13.81%     to       13.81%
 2011                             --      to         --       0.11%     to       0.11%      (1.37)%    to       (1.37)%
 2010                             --      to         --         --      to         --        9.14%     to        9.14%
 2009                             --      to         --       0.01%     to       0.01%      44.15%     to       44.15%
 2008                             --      to         --         --      to         --      (45.66)%    to      (45.66)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                             --      to         --       1.91%     to       1.91%      20.95%     to       20.95%
 2011                             --      to         --       1.04%     to       1.04%      (8.53)%    to       (8.53)%
 2010                             --      to         --       1.14%     to       1.14%      15.70%     to       15.70%
 2009                             --      to         --       1.85%     to       1.85%      39.36%     to       39.36%
 2008                             --      to         --       1.21%     to       1.21%     (40.33)%    to      (40.33)%
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                             --      to         --       0.67%     to       0.67%      16.61%     to       16.61%
 2011                             --      to         --       0.57%     to       0.57%      (0.31)%    to       (0.31)%
 2010                             --      to         --       0.84%     to       0.84%      15.83%     to       15.83%
 2009                             --      to         --       1.34%     to       1.34%      28.00%     to       28.00%
 2008                             --      to         --       1.13%     to       1.13%     (38.63)%    to      (38.63)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                             --      to         --       0.32%     to       0.32%      17.67%     to       17.67%
 2011                             --      to         --       0.38%     to       0.38%      (2.38)%    to       (2.38)%
 2010                             --      to         --       0.41%     to       0.41%      23.06%     to       23.06%
 2009                             --      to         --       0.37%     to       0.37%      36.88%     to       36.88%
 2008                             --      to         --         --      to         --      (31.63)%    to      (31.63)%
OPPENHEIMER VALUE FUND/ VA
 2012                             --      to         --       1.41%     to       1.41%      13.09%     to       13.09%
 2011                             --      to         --       0.89%     to       0.89%      (4.48)%    to       (4.48)%
 2010                             --      to         --       0.90%     to       0.90%      14.81%     to       14.81%
 2009                             --      to         --       0.74%     to       0.74%      32.57%     to       32.57%
 2008                             --      to         --         --      to         --      (35.88)%    to      (35.88)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                             --      to         --       5.53%     to       5.74%      11.52%     to       11.81%
 2011                             --      to         --       9.59%     to       9.86%      (3.17)%    to       (3.02)%
 2010                             --      to         --      13.81%     to      14.11%      12.67%     to       13.02%
 2009                             --      to         --       5.01%     to       7.17%      54.83%     to       55.35%
 2008                             --      to         --       6.23%     to       6.23%     (31.00)%    to      (28.09)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                             --      to         --       0.73%     to       0.99%      14.20%     to       14.50%
 2011                             --      to         --       4.32%     to       4.66%      (0.42)%    to       (0.18)%
 2010                             --      to         --       5.51%     to       5.61%      14.69%     to       15.02%
 2009                             --      to         --       4.64%     to       6.32%      35.21%     to       35.36%
 2008                             --      to         --       4.24%     to       4.24%     (33.16)%    to      (29.97)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2012                                 124,238      $17.157542      to      $29.391653          $3,628,784
 2011                                 121,369       14.276598      to       24.381165           2,941,019
 2010                                 130,238       15.020302      to       25.604302           3,317,344
 2009                                 142,860       13.675389      to       23.229823           3,298,384
 2008                                 165,079       10.521629      to       17.847130           2,914,237
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                                 337,852       14.962585      to       36.716590          12,058,542
 2011                                 346,846       12.559145      to       30.742591          10,359,035
 2010                                 376,690       13.170377      to       32.170965          11,806,839
 2009                                 407,397       11.514849      to       28.044583          11,157,606
 2008                                 467,168        8.870392      to       21.545827           9,891,491
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                                  34,460       18.791048      to       18.791048             647,543
 2011                                  37,782       15.330913      to       15.330913             579,233
 2010                                  39,815       15.468968      to       15.468968             615,900
 2009                                  42,991       15.065962      to       15.065962             647,702
 2008                                  51,634       11.913774      to       11.913774             615,151
PUTNAM VT HIGH YIELD FUND
 2012                                 294,984       21.165414      to       39.207905          10,257,915
 2011                                 327,433       18.244699      to       33.700697           9,679,190
 2010                                 352,449       17.930173      to       33.089518          10,120,431
 2009                                 426,337       15.722517      to       28.889334          10,803,942
 2008                                 459,786       10.468992      to       19.219456           7,965,008
PUTNAM VT INCOME FUND
 2012                                 282,837       16.678880      to       32.470755           7,774,336
 2011                                 297,160       15.060896      to       29.236133           7,320,019
 2010                                 316,232       14.343729      to       27.802373           7,383,849
 2009                                 361,230       13.055246      to       25.224094           7,615,262
 2008                                 378,915        8.902167      to       17.133269           5,373,979
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                 120,707        8.440439      to       17.192665           2,021,442
 2011                                 126,318        6.935285      to       14.115362           1,742,436
 2010                                 132,657        8.043728      to       16.321304           2,116,518
 2009                                 138,712        7.508868      to       15.194392           2,065,213
 2008                                 172,338        5.950420      to       12.021934           2,054,387
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                 518,388       16.633499      to       17.234398           8,903,290
 2011                                 553,196       13.643423      to       14.102062           7,778,362
 2010                                 610,943       16.424598      to       16.931002          10,318,467
 2009                                 692,923       14.928049      to       15.354658          10,616,250
 2008                                 868,970       11.236998      to       11.977464          10,656,688
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                                  15,243       17.464541      to       17.464541             266,217
 2011                                  18,241       14.405383      to       14.405383             262,773
 2010                                  21,971       17.492096      to       17.492096             384,326
 2009                                  26,829       15.550584      to       15.550584             417,207
 2008                                  34,546       11.206894      to       11.206894             387,151

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL EQUITY FUND
 2012                             --      to         --       1.65%     to       1.84%      20.18%     to       20.55%
 2011                             --      to         --       1.96%     to       2.24%      (4.95)%    to       (4.78)%
 2010                             --      to         --       2.42%     to       2.47%       9.84%     to       10.22%
 2009                             --      to         --       0.17%     to       0.17%      29.97%     to       30.16%
 2008                             --      to         --       2.11%     to       2.85%     (45.35)%    to      (45.24)%
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                             --      to         --       1.67%     to       1.96%      19.14%     to       19.43%
 2011                             --      to         --       1.21%     to       1.52%      (4.64)%    to       (4.44)%
 2010                             --      to         --       1.52%     to       1.76%      14.38%     to       14.71%
 2009                             --      to         --       2.48%     to       3.14%      29.81%     to       30.16%
 2008                             --      to         --       2.28%     to       2.58%     (38.70)%    to      (38.57)%
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                             --      to         --       1.53%     to       1.53%      22.57%     to       22.57%
 2011                             --      to         --       1.10%     to       1.10%      (0.89)%    to       (0.89)%
 2010                             --      to         --       2.15%     to       2.15%       2.68%     to        2.68%
 2009                             --      to         --         --      to         --       26.46%     to       26.46%
 2008                             --      to         --         --      to         --      (16.90)%    to      (16.90)%
PUTNAM VT HIGH YIELD FUND
 2012                             --      to         --       7.81%     to       8.12%      16.01%     to       16.34%
 2011                             --      to         --       7.65%     to       7.79%       1.75%     to        1.85%
 2010                             --      to         --       7.27%     to       7.75%      14.04%     to       14.54%
 2009                             --      to         --       9.45%     to      10.27%      50.18%     to       50.31%
 2008                             --      to         --       8.88%     to       9.85%     (26.07)%    to      (26.01)%
PUTNAM VT INCOME FUND
 2012                             --      to         --       5.02%     to       5.22%      10.74%     to       11.06%
 2011                             --      to         --       8.56%     to       8.68%       5.00%     to        5.16%
 2010                             --      to         --      11.08%     to      11.66%       9.87%     to       10.22%
 2009                             --      to         --       5.58%     to       6.22%      46.65%     to       47.22%
 2008                             --      to         --       6.45%     to       7.43%     (23.93)%    to      (23.78)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                             --      to         --       2.87%     to       3.25%      21.70%     to       21.80%
 2011                             --      to         --       2.55%     to       2.79%     (13.78)%    to      (13.52)%
 2010                             --      to         --       3.21%     to       3.50%       7.12%     to        7.42%
 2009                             --      to         --         --      to         --       26.19%     to       26.39%
 2008                             --      to         --       2.22%     to       2.22%     (45.85)%    to      (40.50)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                             --      to         --       2.21%     to       2.44%      21.92%     to       22.21%
 2011                             --      to         --       3.24%     to       3.58%     (16.93)%    to      (16.71)%
 2010                             --      to         --       3.64%     to       3.84%      10.03%     to       10.27%
 2009                             --      to         --         --      to         --       24.63%     to       25.00%
 2008                             --      to         --       2.07%     to       2.07%     (43.95)%    to      (43.84)%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.81%     to       1.81%      21.24%     to       21.24%
 2011                             --      to         --       2.70%     to       2.70%     (17.65)%    to      (17.65)%
 2010                             --      to         --       3.20%     to       3.20%      12.49%     to       12.49%
 2009                             --      to         --       1.94%     to       1.94%      38.76%     to       38.76%
 2008                             --      to         --       1.92%     to       1.92%     (42.37)%    to      (42.37)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2012                                  29,252      $12.397161      to      $15.348719            $366,912
 2011                                  29,692       10.590309      to       13.137712             316,195
 2010                                  31,340       10.560103      to       13.132090             332,269
 2009                                  43,509        9.243957      to       11.527606             402,228
 2008                                  56,014        7.046749      to        7.046749             394,718
PUTNAM VT MONEY MARKET FUND
 2012                                  27,786        1.803151      to        1.803151              50,102
 2011                                  29,423        1.803089      to        1.803089              53,051
 2010                                  34,556        1.802966      to        1.802966              62,303
 2009                                  39,307        1.802303      to        1.802303              70,843
 2008                                  44,313        1.796082      to        1.796082              79,589
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                                 267,450       17.208979      to       28.168997           7,395,076
 2011                                 283,444       14.738812      to       24.058223           6,661,946
 2010                                 307,814       15.528059      to       25.291913           7,630,604
 2009                                 297,952       12.988059      to       21.099132           6,151,912
 2008                                 322,463        9.829288      to       15.925954           5,038,310
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                 111,503       11.585811      to       11.585811           1,291,855
 2011                                 119,304        9.861349      to        9.861349           1,176,503
 2010                                 123,172       10.350514      to       10.350514           1,274,893
 2009                                 155,230        8.215811      to        8.215811           1,275,340
 2008                                 128,307        6.246201      to        6.246201             801,429
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                                  14,342       15.557336      to       15.557336             223,116
 2011                                  15,049       13.795090      to       13.795090             207,596
 2010                                  16,470       13.409259      to       13.409259             220,849
 2009                                  20,292       12.059130      to       12.059130             244,699
 2008                                  25,728        9.580101      to        9.580101             246,476
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                                  11,825       29.147195      to       29.147195             344,666
 2011                                  12,720       27.667582      to       27.667582             351,942
 2010                                  15,255       29.182239      to       29.182239             445,167
 2009                                  18,293       28.580962      to       28.580962             522,843
 2008                                  22,240       26.547468      to       26.547468             590,405
PUTNAM VT VOYAGER FUND
 2012                                 332,042       16.202644      to       40.405692          11,943,286
 2011                                 352,912       14.184465      to       35.287020          11,206,664
 2010                                 384,788       17.266105      to       42.844173          15,497,196
 2009                                 402,057       14.293431      to       35.386121          13,691,059
 2008                                 453,810        8.721088      to       21.538000           9,420,094
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                                  63,915       21.414988      to       21.414988           1,368,741
 2011                                  63,876       18.724634      to       18.724634           1,196,057
 2010                                  80,090       19.942323      to       19.942323           1,597,180
 2009                                  76,256       15.395267      to       15.395267           1,173,989
 2008                                  83,552       10.572218      to       10.572218             883,334

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2012                             --      to         --       1.04%     to       1.53%      16.83%     to       17.06%
 2011                             --      to         --       1.00%     to       1.35%       0.04%     to        0.29%
 2010                             --      to         --       0.06%     to       1.56%      13.92%     to       14.24%
 2009                             --      to         --       1.58%     to       1.58%      15.28%     to       31.18%
 2008                             --      to         --       0.55%     to       0.55%     (39.44)%    to      (39.44)%
PUTNAM VT MONEY MARKET FUND
 2012                             --      to         --       0.01%     to       0.01%         --      to          --
 2011                             --      to         --       0.01%     to       0.01%       0.01%     to        0.01%
 2010                             --      to         --       0.04%     to       0.04%       0.04%     to        0.04%
 2009                             --      to         --       0.36%     to       0.36%       0.35%     to        0.35%
 2008                             --      to         --       2.80%     to       2.80%       2.83%     to        2.83%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                             --      to         --       0.26%     to       0.50%      16.76%     to       17.09%
 2011                             --      to         --       0.25%     to       0.40%      (5.08)%    to       (4.88)%
 2010                             --      to         --       0.34%     to       0.57%      19.56%     to       19.87%
 2009                             --      to         --       0.36%     to       0.68%      32.14%     to       32.48%
 2008                             --      to         --       0.31%     to       0.31%     (38.75)%    to      (38.62)%
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                             --      to         --       0.45%     to       0.45%      17.49%     to       17.49%
 2011                             --      to         --       0.49%     to       0.49%      (4.73)%    to       (4.73)%
 2010                             --      to         --       0.30%     to       0.30%      25.98%     to       25.98%
 2009                             --      to         --       1.33%     to       1.33%      31.53%     to       31.53%
 2008                             --      to         --       1.45%     to       1.45%     (39.36)%    to      (39.36)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                             --      to         --       2.18%     to       2.18%      12.77%     to       12.77%
 2011                             --      to         --       2.33%     to       2.33%       2.88%     to        2.88%
 2010                             --      to         --       5.46%     to       5.46%      11.20%     to       11.20%
 2009                             --      to         --       5.05%     to       5.05%      25.88%     to       25.88%
 2008                             --      to         --       5.41%     to       5.41%     (40.47)%    to      (40.47)%
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                             --      to         --       3.95%     to       3.95%       5.35%     to        5.35%
 2011                             --      to         --       3.91%     to       3.91%      (5.19)%    to       (5.19)%
 2010                             --      to         --       4.19%     to       4.19%       2.10%     to        2.10%
 2009                             --      to         --       4.63%     to       4.63%       7.66%     to        7.66%
 2008                             --      to         --       2.61%     to       2.61%     (30.33)%    to      (30.33)%
PUTNAM VT VOYAGER FUND
 2012                             --      to         --       0.32%     to       0.39%      14.23%     to       14.51%
 2011                             --      to         --       0.29%     to       0.29%     (17.85)%    to      (17.64)%
 2010                             --      to         --       1.07%     to       1.46%      20.80%     to       21.08%
 2009                             --      to         --       0.71%     to       1.13%      63.90%     to       64.30%
 2008                             --      to         --       0.29%     to       0.29%     (37.03)%    to      (36.87)%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                             --      to         --       0.39%     to       0.39%      14.37%     to       14.37%
 2011                             --      to         --       0.14%     to       0.14%      (6.11)%    to       (6.11)%
 2010                             --      to         --       0.25%     to       0.25%      29.54%     to       29.54%
 2009                             --      to         --       0.61%     to       0.61%      45.62%     to       45.62%
 2008                             --      to         --       0.47%     to       0.47%     (35.18)%    to      (35.18)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2012                                 164,820      $19.095633      to      $19.759287          $3,236,262
 2011                                 163,937       15.963640      to       16.562094           2,694,954
 2010                                 108,061       15.639461      to       16.249834           1,734,027
 2009                                 135,616       13.861395      to       14.430719           1,932,199
 2008                                  80,477       11.322627      to       11.322627             911,210
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                                 125,686       11.475741      to       16.368126           1,517,211
 2011                                 127,703       10.035800      to       14.314318           1,348,358
 2010                                 110,151       10.267992      to       14.645491           1,200,956
 2009                                 101,329        9.152221      to       13.054030             989,746
 2008                                  46,277        7.374331      to       10.518188             401,090
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                 479,565       13.063471      to       13.063471           6,264,789
 2011                                 509,827       10.984671      to       10.984671           5,600,281
 2010                                 510,520       11.221180      to       11.221180           5,728,634
 2009                                 531,692        9.698918      to        9.698918           5,156,833
 2008                                 518,655        7.553239      to        7.553239           3,917,527
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                 263,595        9.980752      to        9.980752           2,630,876
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                 181,733        9.994841      to        9.994841           1,816,392

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2012                             --      to         --       2.13%     to       2.45%      19.30%     to       19.62%
 2011                             --      to         --       1.54%     to       2.05%       1.92%     to        2.07%
 2010                             --      to         --       2.17%     to       2.29%      12.61%     to       12.83%
 2009                             --      to         --       0.95%     to       1.78%      27.45%     to       38.61%
 2008                             --      to         --       1.96%     to       1.96%     (31.14)%    to      (31.14)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                             --      to         --       1.31%     to       1.32%      14.35%     to       14.35%
 2011                             --      to         --       1.05%     to       1.12%      (2.26)%    to       (2.26)%
 2010                             --      to         --       0.10%     to       0.10%      12.19%     to       12.19%
 2009                             --      to         --       3.53%     to       3.75%      24.11%     to       24.11%
 2008                             --      to         --       1.85%     to       1.85%     (32.21)%    to      (26.26)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                             --      to         --       1.49%     to       1.49%      18.92%     to       18.92%
 2011                             --      to         --       1.33%     to       1.33%      (2.11)%    to       (2.11)%
 2010                             --      to         --       0.13%     to       0.13%      15.70%     to       15.70%
 2009                             --      to         --       4.33%     to       4.33%      28.41%     to       28.41%
 2008                             --      to         --       2.23%     to       2.23%     (35.80)%    to      (35.80)%
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                             --      to         --         --      to         --       (0.19)%    to       (0.19)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                             --      to         --         --      to         --       (0.05)%    to       (0.05)%

   *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the
      Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
 ***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
   #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
   +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions for various Rider charges:

       Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       Last Survivor Yearly Renewable Term Insurance Rider (per $1,000 of the net amount at risk) $0.0012 - $27.894

       Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90% - 34.50%

       Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $0.083 - $0.18

       Term Insurance Rider (per $1,000 of the net amount at risk) $0.0076 - $9.7142

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

       Child Insurance Rider (per $1,000 of coverage) $0.50

       LifeAccess Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.003408 - $0.548525

       Accelerated Death Benefit Rider $300.00 (when benefit is exercised)

       Guaranteed Minimum Accumulation Benefit Rider Annual % of separate account value 0.90%

       Guaranteed Paid-Up death Benefit Rider Annual % of separate account value 0.75%

       Disability Access Rider -- Monthly Charge (per $100 of monthly benefit) $0.766 - $6.701

       Disability Access Rider -- First Year Monthly Rider Issue Fee $10.00 (Monthly for the first twelve Monthly Activity Dates following the Rider Issue Date)

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    On September 27, 2012, Hartford Financial Services Group, the ultimate parent of the Sponsor Company, announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, closed on January 2, 2013. As part of the agreement, the Sponsor Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for in force business through a reinsurance agreement.

    Management has evaluated events subsequent to December 31, 2012 and through the financial statement issuance date of March 28, 2013, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY-BASIS

As of December 31, 2012 and 2011, and for the Years Ended December 31, 2012, 2011 and 2010

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                 PAGE:
----------------------------------------------------------------------------------
Independent Auditors' Report                                      F-2
Financial Statements -- Statutory-Basis:
 Admitted Assets, Liabilities and Capital and Surplus             F-3
 Statements of Operations                                         F-4
 Statements of Changes in Capital and Surplus                     F-5
 Statements of Cash Flows                                         F-6
 Notes to Financial Statements                                   F7-41

[DELOITTE LOGO]                                               DELOITTE & TOUCHE LLP
                                                              CityPlaceI, 32ndFloor
                                                              185 Asylum Street
                                                              Hartford,CT 06103-3402
                                                              USA
                                                              Tel:+1 860 725 3000
                                                              Fax:+1860 725 3500
                                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of the accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

/s/ Deloitte & Touche LLP

April 10, 2013, except for Note 15, as to which the date is October 21, 2013

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
              ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                           AS OF DECEMBER 31,
                                     2012                      2011
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                            $13,760,107,102           $11,394,354,135
 Common and preferred stocks          833,792,149             1,017,063,560
 Mortgage loans on real
  estate                              907,375,838               660,905,198
 Real estate                           24,674,594                25,506,912
 Contract loans                       375,218,562               370,655,282
 Cash and short-term
  investments                       2,012,782,902             3,179,543,702
 Derivatives                          673,239,577             1,602,784,576
 Other invested assets                279,355,350               251,264,156
                              -------------------       -------------------
     TOTAL CASH AND INVESTED
                      ASSETS       18,866,546,074            18,502,077,521
                              -------------------       -------------------
 Investment income due and
  accrued                             200,098,931               167,669,384
 Amounts recoverable for
  reinsurance                         226,878,415                82,357,163
 Federal income tax
  recoverable                                  --                66,466,241
 Deferred tax asset                   394,723,616               529,817,226
 Receivables from parent,
  subsidiaries and
  affiliates                           13,512,043                19,756,182
 Other assets                         157,051,791               134,763,018
 Separate Account assets           45,851,885,131            48,255,070,982
                              -------------------       -------------------
       TOTAL ADMITTED ASSETS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------
LIABILITIES
 Aggregate reserves for
  future benefits                  $9,208,744,094           $11,213,317,982
 Liability for deposit-type
  contracts                         1,543,283,228                65,824,777
 Policy and contract claim
  liabilities                          74,111,929                48,092,766
 Asset valuation reserve              162,571,194               179,493,239
 Interest maintenance
  reserve                              88,321,743                60,883,805
 Payables to parent,
  subsidiaries and
  affiliates                           35,894,640                23,109,160
 Accrued expense allowances
  and other amounts due from
  Separate Accounts                  (670,087,726)             (884,460,194)
 Funds held under
  reinsurance treaties with
  unauthorized reinsurers           2,981,569,933             2,552,745,907
 Payable for investment
  repurchase program                1,614,859,275                        --
 Collateral on derivatives            467,830,775             1,488,105,981
 Other liabilities                  1,325,497,396               824,354,242
 Separate Account
  liabilities                      45,851,885,131            48,255,070,982
                              -------------------       -------------------
           TOTAL LIABILITIES       62,684,481,612            63,826,538,647
                              -------------------       -------------------
CAPITAL AND SURPLUS
 Common stock -- par value
  $1,250 per share, 3,000
  shares authorized, 2,000
  shares issued and
  outstanding                           2,500,000                 2,500,000
 Aggregate write-ins for
  other than special surplus
  funds                               169,606,804               174,887,393
 Gross paid-in and
  contributed surplus               2,771,903,231             2,893,378,493
 Aggregate write-ins for
  special surplus funds                        --               176,605,742
 Unassigned surplus                    82,204,354               684,067,442
                              -------------------       -------------------
   TOTAL CAPITAL AND SURPLUS        3,026,214,389             3,931,439,070
                              -------------------       -------------------
       TOTAL LIABILITIES AND
         CAPITAL AND SURPLUS      $65,710,696,001           $67,757,977,717
                              -------------------       -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY-BASIS)

                                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                               2012                     2011                     2010
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                        $1,288,798,535           $1,401,142,759           $1,110,039,826
 Net investment income                                         687,977,036              637,017,383              651,852,402
 Commissions and expense allowances on reinsurance              49,989,787               34,051,212               90,333,930
  ceded
 Reserve adjustments on reinsurance ceded                   (8,032,092,137)          (7,279,328,984)          (6,345,615,060)
 Fee income                                                  1,206,201,964            1,366,934,784            1,452,299,854
 Other revenues                                                 22,453,259               13,413,968               26,435,811
                                                        ------------------       ------------------       ------------------
                                        TOTAL REVENUES      (4,776,671,556)          (3,826,768,878)          (3,014,653,237)
                                                        ------------------       ------------------       ------------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                    759,877,305              703,019,683              696,946,177
 Disability and other benefits                                   8,161,076                9,127,886                9,295,233
 Surrenders and other fund withdrawals                         305,668,254              331,833,655              283,345,881
 Commissions and expense allowances                            468,295,588              523,282,542              509,398,932
 (Decrease) increase in aggregate reserves for life           (378,937,282)           2,416,785,246              648,536,025
  and accident and health policies
 General insurance expenses                                    354,659,954              308,877,214              367,574,662
 Net transfers from Separate Accounts                       (7,601,449,859)          (7,446,610,318)          (6,144,421,221)
 Modified coinsurance adjustment on reinsurance               (292,387,321)            (201,842,919)            (236,815,941)
  assumed
 Other expenses                                                125,643,377              230,507,595              148,320,783
                                                        ------------------       ------------------       ------------------
                           TOTAL BENEFITS AND EXPENSES      (6,250,468,908)          (3,125,019,416)          (3,717,819,469)
                                                        ------------------       ------------------       ------------------
 NET GAIN (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME       1,473,797,352             (701,749,462)             703,166,232
                                 TAX EXPENSE (BENEFIT)
 Federal income tax expense (benefit)                          323,855,226              115,068,345              (65,495,355)
                                                        ------------------       ------------------       ------------------
                       NET GAIN (LOSS) FROM OPERATIONS       1,149,942,126             (816,817,807)             768,661,587
                                                        ------------------       ------------------       ------------------
 Net realized capital losses, after tax                       (438,565,374)             (41,037,858)            (688,717,817)
                                                        ------------------       ------------------       ------------------
                                     NET INCOME (LOSS)        $711,376,752            $(857,855,665)             $79,943,770
                                                        ------------------       ------------------       ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- PAR VALUE $1,250 PER SHARE, 3,000 SHARES
 AUTHORIZED, 2,000 SHARES ISSUED AND OUTSTANDING
 Balance, beginning and end of year                               $2,500,000              $2,500,000              $2,500,000
                                                           -----------------       -----------------       -----------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
 Balance, beginning of year                                    2,893,378,493           2,890,696,495           2,889,208,215
 Capital (return) contribution                                  (121,475,262)              2,681,998               1,488,280
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR      2,771,903,231           2,893,378,493           2,890,696,495
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      174,887,393             182,105,606             189,963,147
 Amortization of gain on inforce reinsurance                      (5,280,589)             (7,218,213)             (7,857,541)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR        169,606,804             174,887,393             182,105,606
                                                           -----------------       -----------------       -----------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                      176,605,742             181,471,058             266,358,000
 Change in additional admitted deferred tax asset               (176,605,742)             (4,865,316)            (84,886,942)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR                 --             176,605,742             181,471,058
                                                           -----------------       -----------------       -----------------
UNASSIGNED FUNDS
 Balance, beginning of year                                      684,067,442             805,765,945             737,571,154
 Net income (loss)                                               711,376,752            (857,855,665)             79,943,770
 Change in net unrealized capital (losses) gains on             (106,980,222)            352,961,532            (342,230,129)
  common stocks and other invested assets
 Change in net unrealized foreign exchange capital              (823,914,426)            265,927,783             151,724,446
  (losses) gains
 Change in net deferred income tax                                72,756,668             499,609,022              47,041,083
 Change in asset valuation reserve                                16,922,045            (162,934,104)              9,004,550
 Change in nonadmitted assets                                   (648,630,747)           (219,410,471)            211,752,886
 Cumulative effect of change in accounting principles            176,605,742                      --                      --
 Change in liability for reinsurance in unauthorized                   1,100                   3,400               4,736,976
  companies
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Correction of prior year error                                           --                      --             (21,778,791)
                                                           -----------------       -----------------       -----------------
                                     BALANCE, END OF YEAR         82,204,354             684,067,442             805,765,945
                                                           -----------------       -----------------       -----------------
CAPITAL AND SURPLUS
                                     BALANCE, END OF YEAR     $3,026,214,389          $3,931,439,070          $4,062,539,104
                                                           -----------------       -----------------       -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY-BASIS)

                                                                           FOR THE YEARS ENDED DECEMBER 31,
                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                          $1,289,285,920          $1,399,332,372          $1,167,274,877
 Net investment income                                           702,155,801             613,946,357             763,045,855
 Reserve adjustments on reinsurance                           (8,032,092,137)         (7,279,328,984)         (6,345,615,060)
 Miscellaneous income                                          1,261,070,634           1,409,156,457           1,553,382,340
                                                           -----------------       -----------------       -----------------
  Total income                                                (4,779,579,782)         (3,856,893,798)         (2,861,911,988)
                                                           -----------------       -----------------       -----------------
 Benefits paid                                                   861,678,272           1,061,260,232             549,412,033
 Federal income tax (recoveries) payments                        (75,830,891)           (115,479,588)            363,856,309
 Net transfers from Separate Accounts                         (7,815,822,328)         (7,863,768,436)         (6,455,732,342)
 Other expenses                                                1,837,953,351              64,878,126             327,668,851
                                                           -----------------       -----------------       -----------------
  Total benefits and expenses                                 (5,192,021,596)         (6,853,109,666)         (5,214,795,149)
                                                           -----------------       -----------------       -----------------
     NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES        412,441,814           2,996,215,868           2,352,883,161
                                                           -----------------       -----------------       -----------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                         6,156,517,642           5,209,426,005           5,961,461,765
 Common and preferred stocks                                     199,580,266              53,875,698             133,591,230
 Mortgage loans                                                   69,995,071              34,571,199              82,742,398
 Derivatives and other                                            33,818,042             251,024,069             600,107,338
                                                           -----------------       -----------------       -----------------
  Total investment proceeds                                    6,459,911,021           5,548,896,971           6,777,902,731
                                                           -----------------       -----------------       -----------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                         8,537,855,101           6,908,483,885           6,988,480,966
 Common and preferred stocks                                      15,489,335             146,121,947              51,045,814
 Mortgage loans                                                  316,475,000             256,825,000              33,125,000
 Real estate                                                         236,398                      --                 106,600
 Derivatives and other                                         1,207,268,735             119,866,202           1,755,491,882
                                                           -----------------       -----------------       -----------------
  Total investments acquired                                  10,077,324,569           7,431,297,034           8,828,250,262
                                                           -----------------       -----------------       -----------------
 Net increase in contract loans                                    4,563,280               6,146,082              11,680,007
                                                           -----------------       -----------------       -----------------
                   NET CASH USED FOR INVESTING ACTIVITIES     (3,621,976,828)         (1,888,546,145)         (2,062,027,538)
                                                           -----------------       -----------------       -----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Dividends to stockholder                                                 --                      --             (72,000,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                     428,824,026             552,976,734            (154,549,016)
 Collateral received on investment repurchase program          1,614,859,275                      --                      --
 Net other cash used                                                (909,087)            (54,575,550)            (73,312,602)
                                                           -----------------       -----------------       -----------------
            NET CASH PROVIDED BY (USED FOR) FINANCING AND
                                 MISCELLANEOUS ACTIVITIES      2,042,774,214             498,401,184            (299,861,618)
                                                           -----------------       -----------------       -----------------
Net (decrease) increase in cash and short-term
 investments                                                  (1,166,760,800)          1,606,070,907              (9,005,995)
 CASH AND SHORT-TERM INVESTMENTS, beginning of year            3,179,543,702           1,573,472,795           1,582,478,790
                                                           -----------------       -----------------       -----------------
             CASH AND SHORT-TERM INVESTMENTS, END OF YEAR     $2,012,782,902          $3,179,543,702          $1,573,472,795
                                                           -----------------       -----------------       -----------------
Note: Supplemental disclosures of cash flow information
 for non-cash transactions:
 Capital contribution from parent to settle intercompany
  balances related to stock compensation                           5,189,550               2,681,998               1,488,280
 Capital contribution to subsidiary to settle
  intercompany balances related to stock compensation              2,721,550               1,736,296                      --
 Shares of subsidiary Hartford Life, Ltd. contributed to
  subsidiary Hartford Life International, Ltd.                            --                      --              29,472,142

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2012 AND 2011 AND 2010

--------------------------------------------------------------------------------

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly-owned subsidiary based in Bermuda, to Hartford Life International, Ltd., also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford ceased selling its individual annuity products in the second quarter of 2012. In addition, The Hartford sold its individual life, retirement plans and Woodbury Financial Services businesses. See Notes 14 and 15.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

                                                                2012                     2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                  $711,376,752            $(857,855,665)            $79,943,770
State prescribed practice:
Reinsurance reserve credit (as described above)                 (88,280,194)             161,739,538              (3,086,978)
                                                          -----------------       ------------------       -----------------
                                                                (88,280,194)             161,739,538              (3,086,978)
                             NET INCOME (LOSS), NAIC SAP      $ 799,656,946         $ (1,019,595,203)           $ 83,030,748
                                                          -----------------       ------------------       -----------------
Statutory capital and surplus, State of Connecticut
 Basis                                                       $3,026,214,389           $3,931,439,071          $4,062,539,104
State prescribed practice:
Less: Reinsurance reserve credit (as described above)           307,774,786              396,054,980             234,315,442
                                                          -----------------       ------------------       -----------------
                                                                307,774,786              396,054,980             234,315,442
                 STATUTORY CAPITAL AND SURPLUS, NAIC SAP    $ 2,718,439,603          $ 3,535,384,091         $ 3,828,223,662
                                                          -----------------       ------------------       -----------------

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments; valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Approximately $1.5 billion of policyholder reserves on annuities assumed from Hartford Life Insurance K.K., a Japan based affiliate, that were previously recorded within Aggregate reserves for future benefits have been reclassified to Liability for deposit-type contracts in the current period at the direction of the Department. Prior periods have not been reclassified.

Certain other reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are:

(1) for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

(5) the calculation of the postretirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 4 years;

(6) establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2012 and 2011, the Company had $15,553,422,110 and $17,416,612,680, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2012 and 2011 totaled $64,681,219 and $74,633,381, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for the General Account and Separate Accounts as of December 31, 2012 is presented below:

                                                                  SEPARATE
                                                                  ACCOUNTS        SEPARATE
                                                  GENERAL           WITH          ACCOUNTS
                                                  ACCOUNT        GUARANTEES     NONGUARANTEED        TOTAL          % OF TOTAL
---------------------------------------------------------------------------------------------------------------------------------
A. Subject to discretionary withdrawal
 1. With fair value adjustment                 $1,504,858,853       $ --                  $ --   $1,504,858,853         3.28%
 2. At book value less current surrender
  charge of 5% or more                            179,906,297         --                    --      179,906,297         0.39%
 3. At fair value                                          --         --        41,311,170,020   41,311,170,020        89.94%
                                              ---------------       ----       ---------------  ---------------       ------
 4. Total with adjustment or at fair value      1,684,765,150         --        41,311,170,020   42,995,935,170        93.61%
 5. At book value without adjustment
  (minimal or no charge or adjustment)          2,445,873,881         --                    --    2,445,873,881         5.32%
B. Not subject to discretionary withdrawal        360,640,185         --           130,875,400      491,515,585         1.07%
                                              ---------------       ----       ---------------  ---------------       ------
C. Total (gross)                                4,491,279,216         --        41,442,045,420   45,933,324,636       100.00%
D. Reinsurance ceded                              212,088,582         --                    --      212,088,582
                                              ---------------       ----       ---------------  ---------------       ------
E. Total (net)                                 $4,279,190,634       $ --       $41,442,045,420  $45,721,236,054
                                              ---------------       ----       ---------------  ---------------       ------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
F. Life and Accident & Health Annual
 Statement:
 1. Exhibit 5, Annuities Section, Total
  (net)                                        $2,732,473,849
 2. Exhibit 5, Supplementary Contract
  Section, Total (net)                              3,433,555
 3. Exhibit 7, Deposit-Type Contracts
  Section, Total (net)                          1,543,283,230
                                              ---------------
 4. Subtotal                                    4,279,190,634
Separate Account Annual Statement:
 5. Exhibit 3, Annuities Section, Total
  (net)                                        41,442,045,420
 6. Exhibit 3, Supplemental Contract
  Section, Total (net)                                     --
 7. Policyholder dividend and coupon
  accumulations                                            --
 8. Policyholder premiums                                  --
 9. Guaranteed interest contracts                          --
 10. Exhibit 4, Deposit-Type Contracts
  Section, Total (net)                                     --
                                              ---------------
 11. Subtotal                                  41,442,045,420
                                              ---------------
 12. Combined total                           $45,721,236,054
                                              ---------------

INVESTMENTS

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The Company's investment value in a foreign insurance subsidiary is affected by adjusting GAAP annuity account value reserves using VA CARVM. Methodology is consistent with domestic accumulation annuity reserves. The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2012 and 2011.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the lower of cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $162,571,194 and $179,493,239 as of December 31, 2012 and 2011, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2012 and 2011 were $88,321,737, and $60,883,805, respectively. The net capital gains captured in the IMR, net of taxes, in 2012, 2011, and 2010 were $44,533,696, $22,055,099 and $67,929,917, respectively. The amount of income amortized from the IMR net of taxes in 2012, 2011, and 2010 included in the Company's Statements of Operations, was $17,095,758, $4,967,011 and $15,097,035, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment ("OTTI") charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 - - Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $21,190,901, $9,684,957 and $16,191,903 for the years ended December 31, 2012, 2011 and 2010, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $33,439, $245,204 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2012, 2011 and 2010, the Company had impaired mortgage loans on real estate with related allowances for credit losses of $565,263, $682,306 and $2,561,000, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

Effective January 1, 2012, the Company adopted SSAP No. 101 (Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10). The effect of the adoption of SSAP No. 101 on the Company's admitted assets, net income and surplus was not material. As a result of the adoption, during the first quarter of 2012, the Company reclassified $177 million between special surplus funds and unassigned surplus representing the additional admitted deferred tax asset that had been calculated under the provisions of SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) and which is no longer required to be presented as special surplus funds.

FUTURE ADOPTION OF ACCOUNTING STANDARDS

Offsetting of Financial Assets and Liabilities:

In December 2012, the Statutory Accounting Principles Working Group ("SAPWG") of the National Association of Insurance Commissioners ("NAIC") adopted revisions to the following SSAPs: SSAP No. 64, Offsetting and Netting of Assets and Liabilities; SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities; and SSAP No. 103 Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. The effect of these revisions, effective for financial statements issued beginning January 1, 2013, will allow offsetting of financial assets and liabilities in only certain limited circumstances and will therefore disallow netting derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The Company will adopt these changes effective January 1, 2013, and as a result both Derivative assets and Derivative liabilities will be increased in the first quarter 2013 statutory financial statements by approximately $793 million, from balances as of December 31, 2012.

-------------------------------------------------------------------------------

3.  INVESTMENTS

For the years ended December 31,

(A)  COMPONENTS OF NET INVESTMENT INCOME

                                                   2012          2011          2010
---------------------------------------------------------------------------------------
Interest income from bonds and short-term
 investments                                   $575,468,717  $509,808,728  $469,730,083
Interest income from contract loans              22,174,261    22,747,522    20,359,950
Interest income from mortgage loans on real
 estate                                          41,558,591    30,291,082    27,188,650
Interest and dividends from other investments    64,491,175    86,751,995   150,668,061
Gross investment income                         703,692,744   649,599,327   667,946,744
 Less: investment expenses                       15,715,708    12,581,944    16,094,342
                                               ------------  ------------  ------------
                        NET INVESTMENT INCOME  $687,977,036  $637,017,383  $651,852,402
                                               ------------  ------------  ------------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                 $1,362,269,460     $1,023,591,266     $442,646,698
Gross unrealized capital losses                 (66,702,724)      (161,289,941)      (195,775,301)
Net unrealized capital gains                   1,295,566,736       862,301,325        246,871,397
Balance, beginning of year                      862,301,325        246,871,397       (141,761,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS ON
             BONDS AND SHORT-TERM INVESTMENTS  $433,265,411       $615,429,928       $388,632,397
                                               ------------       ------------       ------------

(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON AND PREFERRED STOCKS

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Gross unrealized capital gains                     $720,924         $4,123,643         $2,105,046
Gross unrealized capital losses                (209,618,658)      (174,273,946)      (337,772,932)
Net unrealized capital losses                  (208,897,734)      (170,150,303)      (335,667,886)
Balance, beginning of year                     (170,150,303)      (335,667,886)       (17,158,000)
                                               ------------       ------------       ------------
    CHANGE IN NET UNREALIZED CAPITAL (LOSSES)  $(38,747,431)      $165,517,583       $(318,509,886)
         GAINS ON COMMON AND PREFERRED STOCKS
                                               ------------       ------------       ------------

(D)  COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                   2012               2011               2010
------------------------------------------------------------------------------------------------------
Bonds and short-term investments               $(22,131,292)       $56,145,379        $57,288,750
Common stocks -- unaffiliated                     1,259,413            144,514             10,124
Common stocks -- affiliated                      36,605,566                 --                 --
Preferred stocks -- unaffiliated                         --           (245,204)                --
Mortgage loans on real estate                      (126,000)                --        (43,549,377)
Derivatives                                    (392,397,711)       (77,242,753)      (614,797,438)
Other invested assets                             8,941,445         12,472,692          5,232,690
Net realized capital losses                    (367,848,579)        (8,725,372)      (595,815,251)
Capital gains tax expense                        26,183,099         10,257,387         24,972,649
Net realized capital losses, after tax         (394,031,678)       (18,982,759)      (620,787,900)
 Less: amounts transferred to IMR                44,533,696         22,055,099         67,929,917
                                               ------------       ------------       ------------
       NET REALIZED CAPITAL LOSSES, AFTER TAX  $(438,565,374)     $(41,037,858)      $(688,717,817)
                                               ------------       ------------       ------------

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,348,001,597, $6,028,566,737 and $6,758,918,000, gross realized capital gains of $122,902,196,
$103,207,903 and $113,537,000, and gross realized capital losses of $47,294,722,
$46,490,884 and $40,731,000 respectively, before transfers to the IMR.

For the years ended December 31, 2012, 2011 and 2010, sales of unaffiliated common and preferred stocks resulted in proceeds of $68,765,398, $875,698 and $10,124, gross realized capital gains of $4,275,703, $152,187 and $10,124, and gross realized capital losses of $2,982,847, $7,673 and $0, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, swaptions, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2012 and 2011, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2012 and 2011, the average fair value for derivatives held for other investment and/or risk management activities was $879,622,080 and $994,929,586, respectively. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

                                       AS OF DECEMBER 31, 2012                            AS OF DECEMBER 31, 2011
                              NOTIONAL           FAIR          CARRYING        NOTIONAL             FAIR           CARRYING
(AMOUNTS IN THOUSANDS)          VALUE            VALUE           VALUE         VALUE               VALUE            VALUE
---------------------------------------------------------------------------------------------------------------------------------
DERIVATIVE TYPE BY STRATEGY
Cash flow hedges
 Interest rate swaps            $100,000          $2,419            $ --          $360,000          $24,656             $ --
 Foreign currency swaps           20,082            (589)         (2,098)           56,751           12,986            6,971
 Japan 3Win foreign
  currency swaps               1,553,624        (127,149)             --         1,775,646          183,792               --
Fair value hedges
 Interest rate swaps              27,999             (50)             --           109,945             (763)              --
Replication transactions
 Credit default swaps            252,500           4,076           2,608            26,900             (279)            (255)
Other investment and/or
 Risk Management activities
 Interest rate caps               54,077              --              --            54,077                5                5
 Credit default swaps            144,490          (1,060)         (1,060)          274,555            3,715            3,715
 Credit default swaps --
  offsetting                     519,972          (2,764)         (2,764)          574,372           (5,047)          (5,047)
 Foreign currency swaps           50,000          (9,072)         (9,072)           50,000           (7,205)          (7,205)
 U.S. GMWB hedging
  derivatives                 13,280,533         508,651         508,651        11,173,683          729,864          729,864
 Equity index options             45,458           2,270           2,270            13,790              569              569
 Interest rate swaps              20,000           4,034           4,034           460,645              (86)             (86)
 Interest rate swaps --
  offsetting                     260,010         (15,767)        (15,767)          225,000          (16,422)         (16,422)
 U.S. macro hedge program      7,442,223         285,785         285,785         6,819,099          356,561          356,561
 International program
  hedging instruments         22,450,857        (167,597)       (167,597)       17,044,723          497,931          497,931
                             -----------       ---------       ---------       -----------       ----------       ----------
                      TOTAL  $46,221,825        $483,187        $604,990       $39,019,186       $1,780,277       $1,566,601
                             -----------       ---------       ---------       -----------       ----------       ----------

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. As of December 31, 2012 the Company did not hold cash flow qualifying forward starting swap agreements. For the year ended December 31, 2012, the Company reported a gain of $4,520,509 classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in euros and are swapped to minimize cash flow fluctuations due to changes in currency rates.

FOREIGN CURRENCY SWAPS: Japan 3Win foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party.

FAIR VALUE HEDGES

INTEREST RATE SWAPS: Interest rate swaps are used to hedge the changes in fair value of certain fixed rate maturity investments due to changes in LIBOR.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions by pairing with highly rated, fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

                                                                         REALIZED GAINS (LOSSES)
                                        FOR THE YEAR ENDED                 FOR THE YEAR ENDED              FOR THE YEAR ENDED
(AMOUNTS IN THOUSANDS)                  DECEMBER 31, 2012                   DECEMBER 31, 2011               DECEMBER 31, 2010
---------------------------------------------------------------------------------------------------------------------------------
BY STRATEGY
Credit default swaps                                $2,904                            $738                          $1,329
Credit default swaps -- offsetting                  (1,314)                           (265)                             (4)
Foreign currency swaps                              12,448                              --                            (993)
U.S. GMWB hedging derivatives                     (242,461)                       (162,431)                       (144,744)
Equity index options                                    48                             (66)                             --
Interest rate swaps and futures                      9,294                             112                           5,772
Interest rate swaps -- offsetting                     (596)                             --                           5,822
U.S. macro hedge program                           (92,869)                       (276,125)                       (342,821)
International program hedging                     (104,440)                        326,758                        (171,159)
 instruments
                                               -----------                     -----------                     -----------
                                 TOTAL           $(416,986)                      $(111,279)                      $(646,798)
                                               -----------                     -----------                     -----------

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

FOREIGN CURRENCY SWAPS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") HEDGING DERIVATIVES: The Company enters into interest rate, S&P 500 and NASDAQ index futures contracts and S&P 500 put and call options, as well as interest rate, S&P, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the GMWB liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders.

EQUITY INDEX OPTIONS: The Company enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration between assets and liabilities. In addition, the Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

U.S. MACRO HEDGE PROGRAM: The Company purchases equity options and futures to economically hedge the statutory reserve impact of equity risk arising primarily from GMDB and GMWB obligations against a decline in the equity markets.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS: The Company utilizes equity futures, options and swaps, currency forwards and options to partially hedge against declines in equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in Japan and reinsured by the Company.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive a periodic payment based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

                            AS OF DECEMBER 31, 2012

                                             NOTIONAL        FAIR         CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (2)       VALUE         VALUE
---------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $340,953        $4,280        $2,796
 Below investment grade risk exposure          14,313          (188)         (188)
Basket credit default swaps (4)
 Investment grade risk exposure               190,059         1,104         1,119
 Investment grade risk exposure                70,000        (2,835)       (2,835)
Credit linked notes
 Investment grade risk exposure                50,000        45,040        49,920
                                             --------       -------       -------
                                 TOTAL       $665,325       $47,401       $50,812
                                             --------       -------       -------

                                                                   UNDERLYING REFERENCED
                                                                 CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                             AVERAGE                                 AVERAGE
                                            YEARS TO                                 CREDIT
(AMOUNTS IN THOUSANDS)                      MATURITY            TYPE                 RATING
--------------------------------------  --------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              4 years             Corporate             A+
                                                           Credit/ Foreign
                                                                      Gov.
                                                                 Corporate
 Below investment grade risk exposure         1 year                Credit             B+
Basket credit default swaps (4)
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB+
 Investment grade risk exposure              4 years           CMBS Credit             A+
Credit linked notes
                                                                 Corporate
 Investment grade risk exposure              4 years                Credit            BBB-
                                             -------       ---------------            -----
                                 TOTAL
                                             -------       ---------------            -----


                                            OFFSETTING         OFFSETTING        OFFSETTING
                                             NOTIONAL             FAIR            CARRYING
(AMOUNTS IN THOUSANDS)                      AMOUNT (3)         VALUE (3)         VALUE (3)
--------------------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure               $94,053            $(2,340)          $(2,340)

 Below investment grade risk exposure          14,313              (452)             (452)
Basket credit default swaps (4)

 Investment grade risk exposure                78,276              (875)             (875)
 Investment grade risk exposure                70,000             2,835             2,835
Credit linked notes

 Investment grade risk exposure                    --                --                --
                                             --------            ------            ------
                                 TOTAL       $256,642             $(832)            $(832)
                                             --------            ------            ------

                            AS OF DECEMBER 31, 2011

                                            NOTIONAL       FAIR        CARRYING
(AMOUNTS IN THOUSANDS)                     AMOUNT (2)      VALUE        VALUE
-----------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $148,153      $(2,394)     $(2,370)
 Below investment grade risk exposure         14,313          (36)         (36)
Basket credit default swaps (4)
 Investment grade risk exposure              209,543       (2,110)      (2,110)
 Investment grade risk exposure               70,000       (6,374)      (6,374)
Credit linked notes
 Investment grade risk exposure               50,000       39,875       49,900
                                            --------      -------      -------
                                 TOTAL      $492,009      $28,961      $39,010
                                            --------      -------      -------

                                                                  UNDERLYING REFERENCED
                                                                CREDIT OBLIGATION(S) (1)
                                            WEIGHTED
                                            AVERAGE
                                            YEARS TO                               AVERAGE
(AMOUNTS IN THOUSANDS)                      MATURITY           TYPE             CREDIT RATING
--------------------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              2 years            Corporate             A-
                                                          Credit/ Foreign
                                                                     Gov.
 Below investment grade risk exposure        2 years            Corporate            BB+
                                                                   Credit
Basket credit default swaps (4)
 Investment grade risk exposure              5 years            Corporate            BBB+
                                                                   Credit
 Investment grade risk exposure              7 years          CMBS Credit             A+
Credit linked notes
 Investment grade risk exposure              6 years            Corporate            BB+
                                                                   Credit
                                            --------      ---------------          --------
                                 TOTAL
                                            --------      ---------------          --------


                                             OFFSETTING          OFFSETTING         OFFSETTING
                                              NOTIONAL              FAIR             CARRYING
(AMOUNTS IN THOUSANDS)                       AMOUNT (3)           VALUE (3)          VALUE (3)
--------------------------------------  ----------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure                 $121,253            $(1,644)           $(1,644)

 Below investment grade risk exposure             14,313             (1,252)            (1,252)

Basket credit default swaps (4)
 Investment grade risk exposure                   78,781                929                929

 Investment grade risk exposure                   70,000              6,374              6,374
Credit linked notes
 Investment grade risk exposure                       --                 --                 --

                                            ------------          ---------          ---------
                                 TOTAL          $284,347             $4,407             $4,407
                                            ------------          ---------          ---------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $260,059 and $279,543 as of December 31, 2012 and 2011,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2012 the Company has recovered gains of $1,837,102 on derivative instruments from re-negotiating losses incurred in 2008 due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. For the years ended December 31, 2012, 2011, and 2010 the Company had no losses on derivative instruments due to counterparty nonperformance.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2012 and 2011, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly-owned subsidiaries, and a short-term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCK AND PREFERRED STOCKS

                                                                                  GROSS          GROSS              ESTIMATED
                                                              STATEMENT        UNREALIZED      UNREALIZED              FAIR
                                                                VALUE             GAINS          LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2012
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored -- excluding
  asset-backed                                               $1,701,238,189     $113,882,510  $(11,282,937)        $1,803,837,762
 -- Guaranteed and sponsored -- asset-backed                  2,269,303,170       65,613,690      (740,169)         2,334,176,691
States, municipalities and political subdivisions               541,077,559       83,135,680       (20,027)           624,193,212
International governments                                       425,402,388       20,370,687        (9,328)           445,763,747
All other corporate -- excluding asset-backed                 6,361,023,917      892,122,605    (2,845,895)         7,250,300,627
All other corporate -- asset-backed                           1,258,505,776       85,716,013   (49,217,597)         1,295,004,192
Hybrid securities                                                47,181,632        3,906,596    (2,586,771)            48,501,457
Short-term investments                                        1,218,426,755               --            --          1,218,426,755
Affiliated bond                                               1,156,374,471       97,521,679            --          1,253,896,150
                                                           ----------------  ---------------  ------------       ----------------
                   TOTAL BONDS AND SHORT-TERM INVESTMENTS   $14,978,533,857   $1,362,269,460  $(66,702,724)       $16,274,100,593
                                                           ----------------  ---------------  ------------       ----------------

                                                                            GROSS               GROSS                ESTIMATED
                                                                         UNREALIZED           UNREALIZED               FAIR
                                                       COST                 GAINS               LOSSES                 VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2012
Common stocks -- unaffiliated                         $102,656,234          $720,924            $(4,963,989)          $98,413,169
Common stocks -- affiliated                            931,351,749                --           (204,239,309)          727,112,440
                                                 -----------------       -----------       ----------------       ---------------
                            TOTAL COMMON STOCKS     $1,034,007,983          $720,924          $(209,203,298)         $825,525,609
                                                 -----------------       -----------       ----------------       ---------------

                                                                                    GROSS           GROSS             ESTIMATED
                                                                  STATEMENT       UNREALIZED      UNREALIZED            FAIR
                                                                    VALUE           GAINS           LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2012
Preferred stocks -- unaffiliated                                   $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------
                                        TOTAL PREFERRED STOCKS     $8,266,540        $ --           $(415,361)         $7,851,179
                                                                -------------        ----        ------------       -------------

                                                                  GROSS             GROSS                 ESTIMATED
                                              STATEMENT         UNREALIZED        UNREALIZED                FAIR
                                                VALUE             GAINS             LOSSES                  VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2011
U.S. government and government agencies
 and authorities:
 -- Guaranteed and sponsored --                $755,130,295      $104,729,396       $(1,048,670)           $858,811,021
  excluding asset-backed
 -- Guaranteed and sponsored --               1,186,617,224        44,551,484           (66,086)          1,231,102,622
  asset-backed
States, municipalities and political            413,682,584        43,804,332          (954,164)            456,532,752
 subdivisions
International governments                       107,425,052         9,605,312          (393,067)            116,637,297
All other corporate -- excluding              6,131,755,165       687,886,439       (28,337,748)          6,791,303,856
 asset-backed
All other corporate -- asset-backed           1,436,711,752        64,964,862      (107,770,233)          1,393,906,381
Hybrid securities                                66,811,576            44,045       (22,719,973)             44,135,648
Short-term investments                        2,395,806,381                --                --           2,395,806,381
Affiliated bond                               1,296,220,489        68,005,396                --           1,364,225,885
                                          -----------------  ----------------  ----------------       -----------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS    $13,790,160,518    $1,023,591,266     $(161,289,941)        $14,652,461,843
                                          -----------------  ----------------  ----------------       -----------------

                                                                              GROSS           GROSS                 ESTIMATED
                                                                           UNREALIZED       UNREALIZED                FAIR
                                                             COST             GAINS           LOSSES                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2011
Common stocks -- unaffiliated                               $152,370,800     $3,456,202       $(9,800,861)           $146,026,141
Common stocks -- affiliated                                1,025,139,835        667,441      (163,216,084)            862,591,192
                                                       -----------------  -------------  ----------------       -----------------
                                  TOTAL COMMON STOCKS     $1,177,510,635     $4,123,643     $(173,016,945)         $1,008,617,333
                                                       -----------------  -------------  ----------------       -----------------

                                                                                   GROSS            GROSS             ESTIMATED
                                                                 STATEMENT       UNREALIZED      UNREALIZED             FAIR
                                                                   VALUE           GAINS           LOSSES               VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2011
Preferred stocks -- unaffiliated                                  $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------
                                       TOTAL PREFERRED STOCKS     $8,446,226        $ --          $(1,257,001)         $7,189,225
                                                               -------------        ----        -------------       -------------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2012 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                               STATEMENT           ESTIMATED
                                                 VALUE            FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                        $1,825,114,648     $1,840,353,897
Due after one year through five years           3,500,123,823      3,659,567,243
Due after five years through ten years          4,525,043,655      4,871,237,647
Due after ten years                             5,128,251,731      5,902,941,806
                                           ------------------  -----------------
                                    TOTAL     $14,978,533,857    $16,274,100,593
                                           ------------------  -----------------

At December 31, 2012 and 2011, securities with a statement value of $3,951,872 and $3,849,385, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS ON REAL ESTATE

The maximum and minimum lending rates for the Company's new mortgage loans on real estate were 4.30% and 3.00% and 5.20% and 3.44% for loans during 2012 and 2011, respectively. During 2012 and 2011, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2012 and 2011, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 78.02% and 75.47%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2012 and 2011, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2012 and 2011, there were impaired loans with a related allowance for credit losses of $565,263 and $682,306 with interest income recognized during the period the loans were impaired of $5,330,564 and $4,961,927, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company had no investments in restructured loans as of December 31, 2012, 2011 and 2010.

(J) REPURCHASE AGREEMENTS, DOLLAR ROLL AGREEMENTS AND COLLATERAL ARRANGEMENTS

In 2012, the Company entered into repurchase agreement and dollar roll transactions to earn incremental income and additional liquidity. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or bonds. The Company accounts for the repurchase agreement and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreement and dollar roll transactions are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The fair value of the securities transferred was $1,622,327,938, with a corresponding agreement to repurchase $1,614,859,275 as of December 31, 2012. The aggregate fair value of the securities acquired from the use of the collateral was $1,621,236,227 as of December 31, 2012.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged of $110,458,232 and $369,461,123, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2012 and 2011, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. government and U.S. government agency securities with a statement value of $645,472,822 and $1,708,566,498, respectively. At December 31, 2012 and 2011, cash collateral of $483,734,283 and $1,488,105,981, respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The fair value of the cash collateral invested in cash and short-term investments was $483,734,283 and $1,488,105,981 as of December 31, 2012 and 2011, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2012 and 2011. As of December 31, 2012 and 2011, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's OTTI policy, see Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2012 and 2011.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2012:

                                           LESS THAN 12 MONTHS
                            AMORTIZED              FAIR             UNREALIZED
(AMOUNTS IN THOUSANDS)         COST               VALUE               LOSSES
----------------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $223,652            $212,369            $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed             249,828             249,091                (737)
States, municipalities
 & political
 subdivisions                   1,055               1,035                 (20)
International
 governments                      528                 518                 (10)
All other corporate
 including
 international                287,700             285,851              (1,849)
All other corporate --
 asset-backed                  51,133              45,653              (5,480)
Hybrid securities                  --                  --                  --
                             --------            --------            --------
TOTAL FIXED MATURITIES        813,896             794,517             (19,379)
Common stock --
 unaffiliated                  60,000              56,280              (3,720)
Common stock --
 affiliated                        --                  --                  --
Preferred stock --
 unaffiliated                      --                  --                  --
                             --------            --------            --------
TOTAL STOCKS                   60,000              56,280              (3,720)
                             --------            --------            --------
TOTAL SECURITIES             $873,896            $850,797            $(23,099)
                             --------            --------            --------

                                    12 MONTHS OR MORE
                        AMORTIZED         FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)    COST            VALUE           LOSSES
----------------------  -----------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored                 $ --            $ --            $ --
  -- guaranteed &
   sponsored
  -- asset-backed              78              75              (3)
States, municipalities
 & political
 subdivisions                  --              --              --
International
 governments                   --              --              --
All other corporate
 including
 international             47,003          46,006            (997)
All other corporate --
 asset-backed             499,760         456,023         (43,737)
Hybrid securities          26,057          23,470          (2,587)
                        ---------       ---------        --------
TOTAL FIXED MATURITIES    572,898         525,574         (47,324)
Common stock --
 unaffiliated              11,397          10,153          (1,244)
Common stock --
 affiliated               931,352         727,113        (204,239)
Preferred stock --
 unaffiliated               8,044           7,629            (415)
                        ---------       ---------        --------
TOTAL STOCKS              950,793         744,895        (205,898)
                        ---------       ---------        --------
TOTAL SECURITIES        $1,523,691      $1,270,469      $(253,222)
                        ---------       ---------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &
   sponsored              $223,652         $212,369        $(11,283)
  -- guaranteed &
   sponsored
  -- asset-backed          249,906          249,166            (740)
States, municipalities
 & political
 subdivisions                1,055            1,035             (20)
International
 governments                   528              518             (10)
All other corporate
 including
 international             334,703          331,857          (2,846)
All other corporate --
 asset-backed              550,893          501,676         (49,217)
Hybrid securities           26,057           23,470          (2,587)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,386,794        1,320,091         (66,703)
Common stock --
 unaffiliated               71,397           66,433          (4,964)
Common stock --
 affiliated                931,352          727,113        (204,239)
Preferred stock --
 unaffiliated                8,044            7,629            (415)
                        ----------       ----------        --------
TOTAL STOCKS             1,010,793          801,175        (209,618)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,397,587       $2,121,266       $(276,321)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2012, fixed maturities, comprised of approximately 175 securities, accounted for approximately 93% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDOs"), and U.S. government securities which have experienced price deterioration. As of December 31, 2012, 84% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spread tightening and a decline in interest rates. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2012.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011:

                                        LESS THAN 12 MONTHS
                        AMORTIZED           FAIR              UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE                LOSSES
----------------------------------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854             $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,541           36,477                 (64)
States, municipalities      74,804           74,119                (685)
 & political
 subdivisions
International                  315              315                  --
 governments
All other corporate        649,737          625,937             (23,800)
 including
 international
All other corporate --     369,249          341,134             (28,115)
 asset-backed
Hybrid securities            2,257            2,200                 (57)
                        ----------       ----------            --------
TOTAL FIXED MATURITIES   1,258,806        1,205,036             (53,770)
Common stock --             62,886           53,088              (9,798)
 unaffiliated
Common stock --                 --               --                  --
 affiliated
Preferred stock --              --               --                  --
 unaffiliated
                        ----------       ----------            --------
TOTAL STOCKS                62,886           53,088              (9,798)
                        ----------       ----------            --------
TOTAL SECURITIES        $1,321,692       $1,258,124            $(63,568)
                        ----------       ----------            --------

                                     12 MONTHS OR MORE
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &             $ --             $ --            $ --
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed              126              124              (2)
States, municipalities      10,000            9,731            (269)
 & political
 subdivisions
International                5,000            4,607            (393)
 governments
All other corporate         78,131           73,593          (4,538)
 including
 international
All other corporate --     429,162          349,507         (79,655)
 asset-backed
Hybrid securities           61,557           38,894         (22,663)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES     583,976          476,456        (107,520)
Common stock --                  3               --              (3)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS               939,603          775,127        (164,476)
                        ----------       ----------        --------
TOTAL SECURITIES        $1,523,579       $1,251,583       $(271,996)
                        ----------       ----------        --------

                                           TOTAL
                        AMORTIZED           FAIR          UNREALIZED
(AMOUNTS IN THOUSANDS)     COST            VALUE            LOSSES
----------------------  -------------------------------------------------
U.S. gov't and gov't
 agencies &
 authorities
  -- guaranteed &         $125,903         $124,854         $(1,049)
   sponsored
  -- guaranteed &
   sponsored
  -- asset-backed           36,667           36,601             (66)
States, municipalities      84,804           83,850            (954)
 & political
 subdivisions
International                5,315            4,922            (393)
 governments
All other corporate        727,868          699,530         (28,338)
 including
 international
All other corporate --     798,411          690,641        (107,770)
 asset-backed
Hybrid securities           63,814           41,094         (22,720)
                        ----------       ----------        --------
TOTAL FIXED MATURITIES   1,842,782        1,681,492        (161,290)
Common stock --             62,889           53,088          (9,801)
 unaffiliated
Common stock --            931,352          768,136        (163,216)
 affiliated
Preferred stock --           8,248            6,991          (1,257)
 unaffiliated
                        ----------       ----------        --------
TOTAL STOCKS             1,002,489          828,215        (174,274)
                        ----------       ----------        --------
TOTAL SECURITIES        $2,845,271       $2,509,707       $(335,564)
                        ----------       ----------        --------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2011, fixed maturities, comprised of approximately 480 securities, accounted for approximately 94% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2011, 86% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2011 was primarily attributable to declines in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2011.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTTIS

For the year ended December 31, 2012, the Company recognized losses for OTTIs on loan-backed and structured securities of $48,850 due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $2,985,511 and $2,936,661, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI for loan-backed securities held as of December 31, 2012, recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

                                        2
                                     BOOK/ADJ
                                     CARRYING
                                      VALUE                   3
                                    AMORTIZED           PRESENT VALUE
                                   COST BEFORE                OF
              1                   CURRENT PERIOD          PROJECTED
            CUSIP                      OTTI               CASH FLOWS
-------------------------------------------------------------------------
00503N            AB        7        $7,535,388            $1,959,990
05947U            HT        8         3,987,817             3,981,363
059497            BW        6         9,725,618             9,468,201
059500            BK        3           324,723               301,919
07383F            YN        2         1,426,119             1,353,732
07388N            AX        4         8,656,256             6,740,942
15188R            AB        8           985,186                77,012
173067            AJ        8           685,067               541,014
22540V            V3        3         2,653,742             2,644,326
22541N            VA        4         2,380,022             2,338,979
22545X            BB        8           508,624               368,740
36158Y            BE        8           309,993               306,870
361849            N6        5         1,365,928               690,902
46625M            CY        3           644,072               572,350
46625M            KQ        1         1,741,503             1,562,570
46625Y            JP        9           787,944               729,302
46625Y            WE        9         3,076,000             2,571,757
55312Y            BD        3         2,224,569             1,767,229
75970J            AU        0            10,731                 9,123
92978T            BU        4         1,892,277             1,301,900
93364L            AD        0         7,945,532             5,903,490
75970J            AU        0             7,970                   344
00503N            AB        7         1,693,311             1,186,748
00503N            AB        7         1,050,813               497,908
22541N            NJ        4         5,519,877             4,981,232
00503N            AB        7           339,385                    (1)
46625M            CY        3           131,678               112,628
83611Y            AD        4         2,291,525             2,256,378
22540V            V3        3           744,763               707,340
36158Y            BE        8            44,757                25,424
46625M            CY        3            81,434                46,372
46625M            KQ        1           530,791               475,970
07383F            MR        6           132,490               127,782
22540V            V3        3           302,095               212,829
46625M            PS        2         1,058,378               914,896
61746W            HJ        2           368,434               260,421
38500X            AC        6           213,094                51,334
05947U            HT        8           291,112                39,845
07383F            MR        6            49,165                 7,321
173067            AJ        8           224,795               162,576
79548C            DK        9           158,872                26,374
                                                                TOTAL


                                                                              7
                                                                           DATE OF
                                      5                     6             FINANCIAL
                   4              AMORTIZED                FAIR           STATEMENT
              RECOGNIZED          COST AFTER             VALUE AT           WHERE
                 OTTI                OTTI              TIME OF OTTI        REPORTED
----------  -------------------------------------------------------------------------
00503N          $(5,575,398)       $1,959,990              $607,018         9/30/2009
05947U               (6,454)        3,981,363             3,980,969         9/30/2009
059497             (257,417)        9,468,201             8,381,882         9/30/2009
059500              (22,804)          301,919               279,440         9/30/2009
07383F              (72,387)        1,353,732             1,587,169         9/30/2009
07388N           (1,915,314)        6,740,942             6,301,194         9/30/2009
15188R             (908,174)           77,012               251,926         9/30/2009
173067             (144,053)          541,014               766,378         9/30/2009
22540V               (9,416)        2,644,326             2,502,017         9/30/2009
22541N              (41,043)        2,338,979             2,347,354         9/30/2009
22545X             (139,884)          368,740               339,617         9/30/2009
36158Y               (3,123)          306,870               288,672         9/30/2009
361849             (675,026)          690,902               946,149         9/30/2009
46625M              (71,722)          572,350               526,565         9/30/2009
46625M             (178,933)        1,562,570             1,521,277         9/30/2009
46625Y              (58,642)          729,302               741,670         9/30/2009
46625Y             (504,243)        2,571,757             3,146,164         9/30/2009
55312Y             (457,340)        1,767,229             1,494,736         9/30/2009
75970J               (1,608)            9,123                 1,859         9/30/2009
92978T             (590,377)        1,301,900             1,439,999         9/30/2009
93364L           (2,042,042)        5,903,490             2,400,000         9/30/2009
75970J               (7,626)              344                   169        12/31/2009
00503N             (506,563)        1,186,748               364,211         3/31/2010
00503N             (552,905)          497,908               333,860         6/30/2010
22541N             (538,645)        4,981,232             4,846,253         6/30/2010
00503N             (339,386)               (1)                   --         9/30/2010
46625M              (19,050)          112,628                45,254         3/31/2011
83611Y              (35,147)        2,256,378             1,591,947         3/31/2011
22540V              (37,423)          707,340               434,108         6/30/2011
36158Y              (19,333)           25,424                21,738         6/30/2011
46625M              (35,062)           46,372                27,758         6/30/2011
46625M              (54,821)          475,970               401,846         6/30/2011
07383F               (4,708)          127,782                70,900        12/31/2011
22540V              (89,266)          212,829                53,423        12/31/2011
46625M             (143,482)          914,896               779,975        12/31/2011
61746W             (108,013)          260,421               344,430        12/31/2011
38500X             (161,760)           51,334               560,040         6/30/2012
05947U             (251,267)           39,845                31,173        12/31/2012
07383F              (41,844)            7,321                   271        12/31/2012
173067              (62,219)          162,576               330,003        12/31/2012
79548C             (132,498)           26,374                    21        12/31/2012
            ---------------      ------------          ------------      ------------
               $(16,816,418)
            ---------------      ------------          ------------      ------------

4.  FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels (Level 1, 2 or 3):

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account invested assets.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most bonds and preferred stocks, including those reported in Separate Account assets, are model priced by vendors using observable inputs and are classified within Level 2.
Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, and complex derivative securities. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended December 31, 2012 and 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following tables present assets and (liabilities) carried at fair value by hierarchy level as of:

                                                                       DECEMBER 31, 2012
                                     QUOTED PRICES IN
                                      ACTIVE MARKETS             SIGNIFICANT              SIGNIFICANT
                                      FOR IDENTICAL               OBSERVABLE             UNOBSERVABLE
                                          ASSETS                    INPUTS                  INPUTS
(AMOUNTS IN THOUSANDS)                  (LEVEL 1)                 (LEVEL 2)                (LEVEL 3)               TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                   $ --                     $12                   $2,418                  $2,430
Common stocks                                 98,409                      --                        4                  98,413
                                      --------------              ----------              -----------          --------------
          TOTAL BONDS AND STOCKS              98,409                      12                    2,422                 100,843
Derivative assets
 Credit derivatives                               --                  (2,669)                   1,519                  (1,150)
 Equity derivatives                               --                      --                    1,800                   1,800
 Foreign exchange derivatives                     --                 (11,171)                      --                 (11,171)
 Interest rate derivatives                        --                  26,228                       --                  26,228
 GMWB hedging instruments                         --                  98,244                  341,565                 439,809
 US macro hedge program                           --                      --                  333,449                 333,449
 International program hedging
  instruments                                     --                 (75,753)                 (39,973)               (115,726)
                                      --------------              ----------              -----------          --------------
         TOTAL DERIVATIVE ASSETS                  --                  34,879                  638,360                 673,239
Separate Account assets (1)               45,821,181                      --                       --              45,821,181
                                      --------------              ----------              -----------          --------------
   TOTAL ASSETS ACCOUNTED FOR AT
                      FAIR VALUE         $45,919,590                 $34,891                 $640,782             $46,595,263
                                      --------------              ----------              -----------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Credit derivatives                             $ --                  $1,452                  $(1,519)                   $(67)
 Equity derivatives                               --                      --                      470                     470
 Interest rate derivatives                        --                 (37,960)                      --                 (37,960)
 GMWB hedging instruments                         --                     891                   67,951                  68,842
 US macro hedge program                           --                      --                  (47,664)                (47,664)
 International program hedging
  instruments                                     --                 (31,419)                 (20,452)                (51,871)
                                      --------------              ----------              -----------          --------------
 TOTAL LIABILITIES ACCOUNTED FOR
                   AT FAIR VALUE                $ --                $(67,036)                 $(1,214)               $(68,250)
                                      --------------              ----------              -----------          --------------

(1) Excludes approximately $30.7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

                                                                     DECEMBER 31, 2011
                                  QUOTED PRICES IN
                                   ACTIVE MARKETS                                        SIGNIFICANT
                                   FOR IDENTICAL               SIGNIFICANT              UNOBSERVABLE
                                       ASSETS               OBSERVABLE INPUTS              INPUTS
(AMOUNTS IN THOUSANDS)               (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair
 value
All other corporate --
 asset-backed                                $ --                     $ --                     $2,468                  $2,468
Common stocks                             146,956                       --                          4                 146,960
                                   --------------              -----------              -------------          --------------
       TOTAL BONDS AND STOCKS             146,956                       --                      2,472                 149,428
Derivative assets
 Credit derivatives                            --                   (1,075)                      (512)                 (1,587)
 Equity derivatives                            --                       --                        569                     569
 Foreign exchange derivatives                  --                     (234)                        --                    (234)
 Interest rate derivatives                     --                   19,676                          5                  19,681
 GMWB hedging instruments                      --                   43,792                    686,072                 729,864
 US macro hedge program                        --                       --                    356,561                 356,561
 International program
  hedging instruments                          --                  518,083                    (20,152)                497,931
                                   --------------              -----------              -------------          --------------
      TOTAL DERIVATIVE ASSETS                  --                  580,242                  1,022,543               1,602,785
Separate Account assets (1)            48,234,930                       --                         --              48,234,930
                                   --------------              -----------              -------------          --------------
TOTAL ASSETS ACCOUNTED FOR AT
                   FAIR VALUE         $48,381,886                 $580,242                 $1,025,015             $49,987,143
                                   --------------              -----------              -------------          --------------
Liabilities accounted for at
 fair value
Derivative liabilities
 Interest rate derivatives                   $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------
  TOTAL LIABILITIES ACCOUNTED
            FOR AT FAIR VALUE                $ --                 $(36,184)                      $ --                $(36,184)
                                   --------------              -----------              -------------          --------------

(1) Excludes approximately $20.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within Hartford Investment Management Company ("HIMCO") that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

BONDS AND STOCKS

The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs ongoing analysis of the prices and credit spreads received from third-parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Working Group considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Working Group places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Working Group ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Working Group determines that there is a more appropriate fair value based upon the available market data, the price received from the third-party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed and missing prices. There is also a second source validation on most sectors, where available, for a review of any outlying prices. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. In addition, the controls surrounding methodologies used by the third-parties are verified using a report of an independent accountant provided by the third-parties or, if unavailable, through on-site walk-throughs. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2012 and 2011, 99% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations.

The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

        Asset-backed securities -- Primary inputs include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

        Credit derivatives -- Primary inputs include the swap yield curve and credit default swap curves.

        Foreign exchange derivatives -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

        Interest rate derivatives -- Primary input is the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

        Credit derivatives -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

        Equity derivatives -- Significant unobservable inputs may include equity volatility.

        Interest rate contracts -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                                                   DECEMBER 31, 2012
                                        PREDOMINANT         SIGNIFICANT
                                         VALUATION          UNOBSERVABLE
(AMOUNTS IN THOUSANDS)  FAIR VALUE        METHOD               INPUT             MINIMUM (1)
------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     $1,918         Discounted       Spread                   1,267bps
                                        cash flows       (encompasses
                                                         prepayment,
                                                         default risk and
                                                         loss severity)
RMBS                        500         Discounted       Spread                     568bps
                                        cash flows
                                                         Constant                       2%
                                                         prepayment rate
                                                         Constant default              10%
                                                         rate
                                                         Loss severity                 95%

                                         DECEMBER 31, 2012
                                                              IMPACT OF
                                          WEIGHTED        INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  MAXIMUM (1)      AVERAGE (2)      ON FAIR VALUE (3)
----------------------  ---------------------------------------------------
ASSETS ACCOUNTED FOR
AT FAIR VALUE ON A
RECURRING BASIS
CMBS                     1,267bps         1,267bps        Decrease

RMBS                       642bps           616bps        Decrease

                               2%               2%        Decrease

                              24%              19%        Decrease

                             100%              97%        Decrease

(1)  Basis points (bps).

(2) The weighted average is determined based on the fair value of the securities.

(3) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

                                                                   DECEMBER 31, 2012
                                           PREDOMINANT           SIGNIFICANT                                       IMPACT OF
                                            VALUATION           UNOBSERVABLE                                   INCREASE IN INPUT
(AMOUNTS IN THOUSANDS)  FAIR VALUE            METHOD                INPUT          MINIMUM       MAXIMUM       ON FAIR VALUE (1)
--------------------------------------------------------------------------------------------------------------------------------
FREE STANDING
 DERIVATIVES
U.S. GMWB hedging
 instruments
 Equity options          $276,922       Option model            Equity                  10%           31%      Increase
                                                                volatility
 Customized swaps         132,594       Discounted cash         Equity                  10%           10%      Increase
                                        flows                   volatility
U.S. Macro hedge
 program
 Equity options           285,785       Option model            Equity                  24%           43%      Increase
                                                                volatility
International program
 hedging
 Equity options          (60,425)       Option model            Equity                  26%           28%      Increase
                                                                volatility

(1) The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended December 31, 2012, no significant adjustments were made to broker prices received by the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

                                         FAIR VALUE           TRANSFERS         TRANSFERS
                                           AS OF                INTO             OUT OF
(AMOUNTS IN THOUSANDS)                  JAN. 1, 2012         LEVEL 3 (2)       LEVEL 3 (2)
---------------------------------------------------------------------------------------------
Assets
All other corporate                            $ --              $ --               $ --
All other corporate -- asset-backed           2,468               355               (581)
All other -- asset-backed                        --                --                 --
Preferred stocks                                 --                --                 --
Common stocks                                     4                --                 --
                                         ----------             -----            -------
                TOTAL BONDS AND STOCKS       $2,472              $355              $(581)
                                         ----------             -----            -------
Derivatives
 Credit derivatives                           $(512)             $ --               $(20)
 Equity derivatives                             569                --                 --
 Interest rate derivatives                        5                --                 --
 GMWB hedging instruments                   686,072                --             21,718
 US macro hedge program                     356,561                --                 --
 International program hedging              (20,152)               --              7,755
                                         ----------             -----            -------
                 TOTAL DERIVATIVES (3)   $1,022,543              $ --            $29,453
                                         ----------             -----            -------

                                                          TOTAL
                                                   REALIZED/UNREALIZED
                                                     GAINS (LOSSES)
                                                      INCLUDED IN:
                                                NET
(AMOUNTS IN THOUSANDS)                      INCOME (1)                SURPLUS      PURCHASES
--------------------------------------  ---------------------------------------------------------
Assets
All other corporate                               $ --                  $ --            $ --
All other corporate -- asset-backed                 95                   256              --
All other -- asset-backed                           --                    --              --
Preferred stocks                                    --                    --              --
Common stocks                                       --                    --              --
                                             ---------                 -----       ---------
                TOTAL BONDS AND STOCKS            $ 95                  $256            $ --
                                             ---------                 -----       ---------
Derivatives
 Credit derivatives                             $1,881                  $ --            $ --
 Equity derivatives                                120                    --           2,042
 Interest rate derivatives                          (5)                   --              --
 GMWB hedging instruments                     (341,264)                   --          55,490
 US macro hedge program                       (322,425)                   --         251,649
 International program hedging                 (89,472)                   --         (33,801)
                                             ---------                 -----       ---------
                 TOTAL DERIVATIVES (3)       $(751,165)                 $ --        $275,380
                                             ---------                 -----       ---------


                                                                            FAIR VALUE
                                                                               AS OF
(AMOUNTS IN THOUSANDS)                  SALES          SETTLEMENTS         DEC. 31, 2012
--------------------------------------  ---------------------------------------------------
Assets
All other corporate                      $ --                $ --                 $ --
All other corporate -- asset-backed      (134)                (41)               2,418
All other -- asset-backed                  --                  --                   --
Preferred stocks                           --                  --                   --
Common stocks                              --                  --                    4
                                        -----            --------            ---------
                TOTAL BONDS AND STOCKS  $(134)               $(41)              $2,422
                                        -----            --------            ---------
Derivatives
 Credit derivatives                      $ --             $(1,349)                $ --
 Equity derivatives                        --                (461)               2,270
 Interest rate derivatives                 --                  --                   --
 GMWB hedging instruments                  --             (12,500)             409,516
 US macro hedge program                    --                  --              285,785
 International program hedging             --              75,246              (60,424)
                                        -----            --------            ---------
                 TOTAL DERIVATIVES (3)   $ --             $60,936             $637,147
                                        -----            --------            ---------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

                                            FAIR VALUE           TRANSFERS          TRANSFERS
                                               AS OF               INTO               OUT OF
(AMOUNTS IN THOUSANDS)                     JAN. 1, 2011         LEVEL 3 (2)        LEVEL 3 (2)
--------------------------------------------------------------------------------------------------
Assets
All other corporate                               $ --               $ --                $ --
All other corporate -- asset-backed                644              7,050             (18,160)
All other -- asset-backed                           --             21,466             (21,466)
Preferred stocks                                    --                233                  --
Common stocks                                        4                 --                  --
                                             ---------            -------            --------
                TOTAL BONDS AND STOCKS            $648            $28,749            $(39,626)
                                             ---------            -------            --------
Derivatives
 Credit derivatives                             $1,201               $ --                $ --
 Equity derivatives                                 --                 --                  --
 Interest rate derivatives                          85                 --                  --
 GMWB hedging instruments                      502,834                 --                  --
 US macro hedge program                        203,468                 --                  --
 International program hedging                   4,543                 --                  --
                                             ---------            -------            --------
                 TOTAL DERIVATIVES (3)        $712,131               $ --                $ --
                                             ---------            -------            --------

                                                     TOTAL
                                              REALIZED/UNREALIZED
                                                GAINS (LOSSES)
                                                 INCLUDED IN:
                                              NET
(AMOUNTS IN THOUSANDS)                    INCOME (1)           SURPLUS        PURCHASES
--------------------------------------  ----------------------------------------------------
Assets
All other corporate                           $(12)                 $14            $ --
All other corporate -- asset-backed            (35)              (1,472)         14,500
All other -- asset-backed                       --                   --              --
Preferred stocks                              (241)                   8              --
Common stocks                                   --                   --              --
                                             -----            ---------       ---------
                TOTAL BONDS AND STOCKS       $(288)             $(1,450)        $14,500
                                             -----            ---------       ---------
Derivatives
 Credit derivatives                           $ --                 $475           $(945)

 Equity derivatives                             --                 (114)            683
 Interest rate derivatives                      --                  (80)             --
 GMWB hedging instruments                       --              179,416          22,530
 US macro hedge program                         --             (128,357)        346,500
 International program hedging                  --               (2,917)        (21,778)
                                             -----            ---------       ---------
                 TOTAL DERIVATIVES (3)        $ --              $48,423        $346,990

                                             -----            ---------       ---------


                                                                                FAIR VALUE
                                                                                  AS OF
(AMOUNTS IN THOUSANDS)                      SALES         SETTLEMENTS         DEC. 31, 2011
--------------------------------------  -------------------------------------------------------
Assets
All other corporate                          $(2)               $ --                  $ --
All other corporate -- asset-backed           --                 (59)                2,468
All other -- asset-backed                     --                  --                    --
Preferred stocks                              --                  --                    --
Common stocks                                 --                  --                     4
                                             ---            --------            ----------
                TOTAL BONDS AND STOCKS       $(2)               $(59)               $2,472
                                             ---            --------            ----------
Derivatives
 Credit derivatives                            $             $(1,243)                $(512)
                                              --
 Equity derivatives                           --                  --                   569
 Interest rate derivatives                    --                  --                     5
 GMWB hedging instruments                     --             (18,708)              686,072
 US macro hedge program                       --             (65,050)              356,561
 International program hedging                --                  --               (20,152)
                                             ---            --------            ----------
                 TOTAL DERIVATIVES (3)         $            $(85,001)           $1,022,543
                                              --
                                             ---            --------            ----------

(1) All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The tables below reflect the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and ventures). The fair values are also categorized into the three-level fair value hierarchy.

                                                                     DECEMBER 31, 2012
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $15,020,205                  $13,822,160                $160,139
 Bonds -- affiliated                            1,253,896                    1,156,374                      --
 Preferred stocks -- unaffiliated                   7,851                        8,267                      --
 Common stocks -- unaffiliated                     98,413                       98,413                  98,409
 Mortgage loans on real estate                    931,986                      907,376                      --
 Derivative related assets                        551,444                      673,240                      --
 Contract loans                                   443,179                      375,219                      --
 Surplus debentures                                18,221                       15,708                      --
 Separate Account assets (1)                   45,821,181                   45,821,181              45,821,181
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $64,146,376                  $62,877,938             $46,079,729
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts         $(1,543,283)                 $(1,543,283)                   $ --
 Derivative related liabilities                   (68,256)                     (68,250)                     --
 Separate Account liabilities                 (45,821,181)                 (45,821,181)            (45,821,181)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(47,432,720)                $(47,432,714)           $(45,821,181)
                                             ------------                 ------------            ------------

                                                           DECEMBER 31, 2012
                                                                              NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)         (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  -------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $14,478,232          $381,834               $ --
 Bonds -- affiliated                             --         1,253,896                 --
 Preferred stocks -- unaffiliated             7,629               222                 --
 Common stocks -- unaffiliated                   --                 4                 --
 Mortgage loans on real estate                   --           931,986                 --
 Derivative related assets                  (86,916)          638,360                 --
 Contract loans                                  --           443,179                 --
 Surplus debentures                          18,221                --                 --
 Separate Account assets (1)                     --                --                 --
                                        -----------       -----------              -----
                          TOTAL ASSETS  $14,417,166        $3,649,481               $ --
                                        -----------       -----------              -----
Liabilities
 Liability for deposit-type contracts          $ --       $(1,543,283)              $ --
 Derivative related liabilities             (67,042)           (1,214)                --
 Separate Account liabilities                    --                --                 --
                                        -----------       -----------              -----
                     TOTAL LIABILITIES     $(67,042)      $(1,544,497)              $ --
                                        -----------       -----------              -----

(1) Excludes approximately $30.7 million, at December 31, 2012, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

                                                                     DECEMBER 31, 2011
                                            AGGREGATE FAIR
(AMOUNTS IN THOUSANDS)                          VALUE                    ADMITTED VALUE            (LEVEL 1)
-------------------------------------------------------------------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                                $13,288,236                  $12,493,941                $120,301
 Bonds -- affiliated                            1,364,226                    1,296,220                      --
 Preferred stocks -- unaffiliated                   7,189                        8,446                      --
 Common stocks -- unaffiliated                    146,026                      146,026                 146,022
 Mortgage loans on real estate                    687,446                      660,905                      --
 Derivative related assets                      1,816,460                    1,602,785                      --
 Contract loans                                   442,771                      370,655                      --
 Surplus debentures                                 3,140                        3,121                      --
 Separate Account assets (1)                   48,234,930                   48,234,930              48,234,930
                                             ------------                 ------------            ------------
                          TOTAL ASSETS        $65,990,424                  $64,817,029             $48,501,253
                                             ------------                 ------------            ------------
Liabilities
 Liability for deposit-type contracts            $(65,825)                    $(65,825)                   $ --
 Derivative related liabilities                   (36,184)                     (36,184)                     --
 Separate Account liabilities                 (48,234,930)                 (48,234,930)            (48,234,930)
                                             ------------                 ------------            ------------
                     TOTAL LIABILITIES       $(48,336,939)                $(48,336,939)           $(48,234,930)
                                             ------------                 ------------            ------------

                                                          DECEMBER 31, 2011
                                                                             NOT PRACTICABLE
(AMOUNTS IN THOUSANDS)                   (LEVEL 2)        (LEVEL 3)         (CARRYING VALUE)
--------------------------------------  ------------------------------------------------------
TYPE OF FINANCIAL INSTRUMENT
Assets
 Bonds and short-term investments --
  unaffiliated                          $12,666,026         $501,909               $ --
 Bonds -- affiliated                             --        1,364,226                 --
 Preferred stocks -- unaffiliated             6,991              198                 --
 Common stocks -- unaffiliated                   --                4                 --
 Mortgage loans on real estate                   --          687,446                 --
 Derivative related assets                  793,917        1,022,543                 --
 Contract loans                                  --          442,771                 --
 Surplus debentures                           3,140               --                 --
 Separate Account assets (1)                     --               --                 --
                                        -----------       ----------              -----
                          TOTAL ASSETS  $13,470,074       $4,019,097               $ --
                                        -----------       ----------              -----
Liabilities
 Liability for deposit-type contracts          $ --         $(65,825)              $ --
 Derivative related liabilities             (36,184)              --                 --
 Separate Account liabilities                    --               --                 --
                                        -----------       ----------              -----
                     TOTAL LIABILITIES     $(36,184)        $(65,825)              $ --
                                        -----------       ----------              -----

(1) Excludes approximately $20.1 million, at December 31, 2011, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations and current interest rates.

At December 31, 2012 and 2011, the Company had no investments where it was not practicable to estimate fair value.

5.  INCOME TAXES

A. The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

                                                                2012
                                              ORDINARY         CAPITAL          TOTAL
-------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,991,996,696    $73,968,061    $2,065,964,757
 (b) Statutory valuation allowance
  adjustments                                           --             --                --
 (c) Adjusted gross DTA                      1,991,996,696     73,968,061     2,065,964,757
 (d) Deferred tax assets nonadmitted         1,100,066,331     47,098,013     1,147,164,344
 (e) Subtotal net admitted deferred tax
  assets                                       891,930,365     26,870,048       918,800,413
 (f) Deferred tax liabilities                  511,264,849     12,811,948       524,076,797
                                          ----------------  -------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $380,665,516    $14,058,100      $394,723,616
                                          ----------------  -------------  ----------------

                                                                     2012
                                              ORDINARY              CAPITAL          TOTAL
------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --                $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     380,665,516          14,058,100       394,723,616
  (1) DTA's expected to be realized
   after the balance sheet date              1,116,409,900          14,058,100     1,130,468,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                 XXX       394,723,616
 (c) DTA's offset against DTLs                 511,264,849          12,811,948       524,076,797
                                          ----------------       -------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $891,930,365         $26,870,048      $918,800,413
                                          ----------------       -------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,822%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               2,631,490,773

                                                               2012
                                             ORDINARY         CAPITAL          TOTAL
                                             PERCENT          PERCENT         PERCENT
-----------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%         0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted
  adjusted gross DTAs)                                 0%               0%         0%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                                 2011
                                              ORDINARY         CAPITAL           TOTAL
--------------------------------------------------------------------------------------------
1 (a) Gross DTA                             $1,573,302,985    $177,028,688    $1,750,331,673
 (b) Statutory valuation allowance
  adjustments                                           --              --                --
 (c) Adjusted gross DTA                      1,573,302,985     177,028,688     1,750,331,673
 (d) Deferred tax assets nonadmitted           326,583,260     171,377,688       497,960,948
 (e) Subtotal net admitted deferred tax
  assets                                     1,246,719,725       5,651,000     1,252,370,725
 (f) Deferred tax liabilities                  722,553,499              --       722,553,499
                                          ----------------  --------------  ----------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)          $524,166,226      $5,651,000      $529,817,226
                                          ----------------  --------------  ----------------

XXX represents not applicable amounts.

                                                                     2011
                                              ORDINARY             CAPITAL          TOTAL
-----------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                            $ --               $ --              $ --
 (b) Adjusted gross DTA expected to be
  realized                                     524,166,226          5,651,000       529,817,226
  (1) DTA's expected to be realized
   after the balance sheet date                739,232,000          5,651,000       744,883,000
  (2) DTA's allowed per limitation
   threshold                                           XXX                XXX       529,817,226
 (c) DTA's offset against DTLs                 722,553,499                 --       722,553,499
                                          ----------------       ------------  ----------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101               $1,246,719,725         $5,651,000    $1,252,370,725
                                          ----------------       ------------  ----------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                     1,917%
 (b) Adjusted capital and surplus used
  to determine 2(b) thresholds               3,898,065,927

                                                               2011
                                             ORDINARY         CAPITAL           TOTAL
                                             PERCENT          PERCENT          PERCENT
------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                                 0%               0%          0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                               18%               1%         19%
 (c) Do the tax planning strategies
  include the use of reinsurance?                    Yes            No  X

                                                              CHANGE DURING 2012
                                             ORDINARY               CAPITAL                TOTAL
----------------------------------------------------------------------------------------------------------
1 (a) Gross DTA                              $418,693,711         $(103,060,627)         $315,633,084
 (b) Statutory valuation allowance
  adjustments                                          --                    --                    --
 (c) Adjusted gross DTA                       418,693,711          (103,060,627)          315,633,084
 (d) Deferred tax assets nonadmitted          773,483,071          (124,279,675)          649,203,396
 (e) Subtotal net admitted deferred tax
  assets                                     (354,789,360)           21,219,048          (333,570,312)
 (f) Deferred tax liabilities                (211,288,650)           12,811,948          (198,476,702)
                                          ---------------       ---------------       ---------------
 (g) Net admitted deferred tax
  asset/(net deferred tax liability)        $(143,500,710)           $8,407,100         $(135,093,610)
                                          ---------------       ---------------       ---------------

                                                              CHANGE DURING 2012
                                          ORDINARY                   CAPITAL               TOTAL
----------------------------------------------------------------------------------------------------------
2 Admission Calculation Components SSAP
 No. 101 :
 (a) Federal income taxes paid in prior
  years recoverable by C/B                             $ --                $ --                  $ --
 (b) Adjusted gross DTA expected to be
  realized                                     (143,500,710)          8,407,100          (135,093,610)
  (1) DTA's expected to be realized
   after the balance sheet date                 377,177,900           8,407,100           385,585,000
  (2) DTA's allowed per limitation
   threshold                                            XXX                 XXX          (135,093,610)
 (c) DTA's offset against DTLs                 (211,288,650)         12,811,948          (198,476,702)
                                          -----------------       -------------       ---------------
 (d) DTA's admitted as a result of
  application of SSAP No. 101                 $(354,789,360)        $21,219,048         $(333,570,312)
                                          -----------------       -------------       ---------------
3 (a) Ratio % used to determine recovery
 period and threshold limitation                        -95%
 (b) Adjusted capital and surplus used
  to determine 2(b) threshold                (1,266,575,154)

                                                              CHANGE DURING 2012
                                          ORDINARY                 CAPITAL                TOTAL
                                          PERCENT                  PERCENT               PERCENT
----------------------------------------------------------------------------------------------------
4 Impact of Tax Planning Strategies:
 (a) Adjusted gross DTAs (% of total
  adjusted gross DTAs)                             0%                   0%                    0%
 (b) Net admitted adjusted gross DTAs (%
  of total net admitted adjusted gross
  DTAs)                                         %                    %                     %

B.  DTLs are not recognized for the following amounts:

       Not applicable

C.  1. The components of current income tax expense are as follows:

                                               2012            2011           CHANGE
----------------------------------------------------------------------------------------
 (a) Federal                                $323,810,575    $115,054,696    $208,755,879
 (b) Foreign                                      44,651          13,649          31,002
                                          --------------  --------------  --------------
 (c) Subtotal                                323,855,226     115,068,345     208,786,881
 (d) Federal income tax on net capital
  gains                                       26,183,099      10,257,387      15,925,712
 (e) Utilization of capital loss
  carry-forwards                                      --              --              --
 (f) Other                                            --              --              --
                                          --------------  --------------  --------------
 (g) Federal and foreign income taxes
  incurred                                  $350,038,325    $125,325,732    $224,712,593
                                          --------------  --------------  --------------

2. The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                2012              2011              CHANGE
----------------------------------------------------------------------------------------------------
DTA: ORDINARY
 Reserves                                     $805,988,168       $817,813,096      $(11,824,928)
 Tax deferred acquisition costs                253,002,416        266,456,659       (13,454,243)
 Employee benefits                              11,447,285          5,054,636         6,392,649
 Bonds and other investments                   666,125,537        281,153,876       384,971,661
 NOL/Min tax credit/Foreign tax credits        242,327,721        190,524,387        51,803,334
 Other                                          13,105,569         12,300,331           805,238
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Ordinary                     1,991,996,696      1,573,302,985       418,693,711
  Ordinary Statutory Valuation Allowance                --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross ordinary DTA          1,991,996,696      1,573,302,985       418,693,711
  Nonadmitted ordinary DTA                   1,100,066,331        326,583,260       773,483,071
                                          ----------------  -----------------  ----------------
  Admitted ordinary DTA                        891,930,365      1,246,719,725      (354,789,360)
                                          ----------------  -----------------  ----------------
DTA: CAPITAL
 Bonds and other investments                    73,968,061        177,028,688      (103,060,627)
                                          ----------------  -----------------  ----------------
  Subtotal: DTA Capital                         73,968,061        177,028,688      (103,060,627)
  Capital Statutory Valuation Allowance                 --                 --                --
                                          ----------------  -----------------  ----------------
  Total adjusted gross capital DTA              73,968,061        177,028,688      (103,060,627)
  Nonadmitted capital DTA                       47,098,013        171,377,688      (124,279,675)
                                          ----------------  -----------------  ----------------
  Admitted capital DTA                          26,870,048          5,651,000        21,219,048
                                          ----------------  -----------------  ----------------
                      TOTAL ADMITTED DTA      $918,800,413     $1,252,370,725     $(333,570,312)
                                          ----------------  -----------------  ----------------
DTL: ORDINARY
  Bonds and other investments                 $345,583,220       $534,665,193     $(189,081,973)
  Deferred and uncollected                      25,872,755         24,610,814         1,261,941
  Reserves                                     131,595,482        154,167,836       (22,572,354)
  Other                                          8,213,392          9,109,656          (896,264)
                                          ----------------  -----------------  ----------------
   Gross DTL Ordinary                          511,264,849        722,553,499      (211,288,650)
                                          ----------------  -----------------  ----------------
DTL: CAPITAL
  Investment related                            12,811,948                 --        12,811,948
  Other                                                 --                 --                --
                                          ----------------  -----------------  ----------------
   Gross DTL Capital                            12,811,948                 --        12,811,948
                                          ----------------  -----------------  ----------------
                               TOTAL DTL      $524,076,797       $722,553,499     $(198,476,702)
                                          ----------------  -----------------  ----------------
                  NET ADJUSTED DTA/(DTL)      $394,723,616       $529,817,226     $(135,093,610)
                                          ----------------  -----------------  ----------------
Adjust for the change in deferred tax on                                           (443,824,011)
 unrealized gains/losses
Adjust for the stock compensation                                                     2,470,893
 transfer
Adjust for the change in nonadmitted                                                649,203,396
 deferred tax
Other Adjustments                                                                            --
                                                                               ----------------
Adjusted change in net deferred Income                                              $72,756,668
 Tax
                                                                               ----------------

D.  Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

                                                             % OF PRE-TAX
                                            2012                INCOME            2011
                                         TAX EFFECT         $1,061,415,077     TAX EFFECT
------------------------------------------------------------------------------------------------
Statutory tax -- 35%                    $371,495,277             35.00%       $(256,385,476)
Tax preferred investments                (89,000,000)            -8.39%         (91,500,000)
Affiliated dividends                     (12,600,000)            -1.19%         (25,714,500)
Valuation Allowance                               --              0.00%                  --
All other                                  7,386,380              0.70%            (683,314)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------
Federal and foreign income taxes
 incurred                               $350,038,325             32.98%        $125,325,732
Change in net deferred income taxes      (72,756,668)            -6.86%        (499,609,022)
                                        ------------             -----        -------------
 TOTAL STATUTORY INCOME TAX             $277,281,657             26.12%       $(374,283,290)
                                        ------------             -----        -------------

                                          % OF PRE-TAX                          % OF PRE-TAX
                                             INCOME           2010                 INCOME
                                         $(732,529,932)    TAX EFFECT           $39,421,066
--------------------------------------  -------------------------------------------------------
Statutory tax -- 35%                          35.00%       $13,797,373               35.00%
Tax preferred investments                     12.49%       (92,800,000)            -235.41%
Affiliated dividends                           3.51%       (49,000,000)            -124.30%
Valuation Allowance                            0.00%        18,491,508               46.91%
All other                                      0.09%        21,947,331               55.68%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------
Federal and foreign income taxes
 incurred                                    -17.11%      $(40,522,705)            -102.79%
Change in net deferred income taxes           68.20%       (47,041,083)            -119.33%
                                             ------       ------------            --------
 TOTAL STATUTORY INCOME TAX                   51.09%      $(87,563,788)            -222.12%
                                             ------       ------------            --------

E. 1. At December 31, 2012, the Company had $83,580,308 of net operating loss carryforward and $45,533,890 of foreign tax credit carryforward.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2012                             $ --
2011                             $ --
2010                             $ --

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2012.

F. 1. The Company's federal income tax return is consolidated within The Hartford's consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford of Texas General Agency, Inc.
Nutmeg Insurance Company                               Nutmeg Insurance Agency, Inc.
Heritage Holdings, Inc.                                Hartford Lloyd's Corporation
Hartford Fire Insurance Company                        1st AgChoice, Inc.
Hartford Accident and Indemnity Company                ClaimPlace, Inc.
Hartford Casualty Insurance Company                    Access CoverageCorp, Inc.
Hartford Underwriters Insurance Company                Access CoverageCorp Technologies, Inc.
Twin City Fire Insurance Company                       Hartford Casualty General Agency, Inc.
Pacific Insurance Company, Limited                     Hartford Fire General Agency, Inc.
Trumbull Insurance Company                             Hartford Strategic Investments LLC
Hartford Insurance Company of Illinois                 Hartford Life, Inc.
Hartford Insurance Company of the Midwest              Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast            Hartford Life International Ltd.
Hartford Lloyd's Insurance Company                     Hartford Equity Sales Company, Inc.
Property & Casualty Insurance Co. of Hartford          Hartford-Comprehensive Employee Benefit Service Co.
Sentinel Insurance Company, Ltd.                       Hartford Securities Distribution Company, Inc.
First State Insurance Company                          The Evergreen Group, Incorporated
New England Insurance Company                          Hartford Administrative Services Company
New England Reinsurance Corporation                    Woodbury Financial Services, Inc.
Fencourt Reinsurance Company, Ltd.                     Hartford Life, Ltd.
Heritage Reinsurance Co., Ltd.                         Hartford Life Insurance Company
New Ocean Insurance Co., Ltd.                          Hartford Life and Annuity Insurance Company
Hartford Investment Management Co.                     Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Integrated Technologies, Inc.                 White River Life Reinsurance Company
Business Management Group, Inc.                        Hartford Fund Management Group, Inc.

  2.   Federal Income Tax Allocation

     The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. REINSURANCE

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $23,783,887 and $538,948,935 respectively, as of December 31, 2012 and $27,899,817 and $200,232,730 respectively, as of December 31, 2011.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

                                                         Direct            Assumed             Ceded                   Net
---------------------------------------------------------------------------------------------------------------------------------
2012
Aggregate reserves for future benefits                $13,136,569,365    $1,141,074,169    $(5,068,899,440)        $9,208,744,094
Liability for deposit-type contracts                       57,593,210     1,485,690,018                 --          1,543,283,228
Policy and contract claim liabilities                     114,807,788        13,382,743        (54,078,602)            74,111,929
Premium and annuity considerations                      2,380,044,324       311,741,821     (1,402,987,610)         1,288,798,535
Death, annuity, disability and other benefits             660,013,086       421,351,995       (313,326,701)           768,038,380
Surrenders and other fund withdrawals                   8,896,799,930       238,908,549     (8,830,040,225)           305,668,254

                                                        Direct            Assumed             Ceded                    Net
---------------------------------------------------------------------------------------------------------------------------------
2011
Aggregate reserves for future benefits               $10,948,992,648    $5,217,901,345    $(4,953,576,011)        $11,213,317,982
Policy and contract claim liabilities                     77,162,981         9,362,396        (38,432,611)             48,092,766
Premium and annuity considerations                     2,478,347,638       327,157,421     (1,404,362,300)          1,401,142,759
Death, annuity, disability and other benefits            541,731,135       421,610,418       (251,193,984)            712,147,569
Surrenders and other fund withdrawals                  8,945,267,166       260,269,537     (8,873,703,048)            331,833,655

                                                          DIRECT           ASSUMED             CEDED                   NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate reserves for future benefits                 $9,741,574,542    $3,144,059,280    $(4,095,902,315)        $8,789,731,507
Policy and contract claim liabilities                      54,934,084        10,325,147        (23,615,797)            41,643,434
Premium and annuity considerations                      2,667,556,144       652,323,718     (2,209,840,036)         1,110,039,826
Death, annuity, disability and other benefits             487,561,170       390,966,382       (172,286,142)           706,241,410
Surrenders and other fund withdrawals                   8,302,516,938       209,026,355     (8,228,197,412)           283,345,881

A.  EXTERNAL REINSURANCE

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2012, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus. These concentrations, which are actively monitored, have reserve credits totaling $596 million and $483 million for Transamerica Life Insurance Company and Connecticut General Life Insurance Company, respectively.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company's surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $307,774,786 in 2012, a decrease of $88,280,194 from the 2011 balance of $396,054,980. The total amount of reinsurance credits taken for this agreement was $473,499,670 in 2012, a decrease of $135,815,684 from the 2011 balance of $609,315,354.

B.  REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance agreements with Hartford Life Insurance K.K. ("HLIKK"), a Japan based affiliate and a wholly- owned subsidiary of The Hartford. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list describes the reinsurance agreements with HLIKK:

- The Company assumes GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $172,316,300, $179,915,572 and $160,823,000 for the
    years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes in-force and prospective "3Win" annuities which bundle guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB risks issued on or after February 5, 2007. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion, triggered during 2008 and of this amount, $2.0 billion elected the GMIB payout annuity, while the remainder elected a lump-sum payout. The Company received the additional considerations, net of the first annuity payout, and is paying the associated benefits to HLIKK over the payout period. As a result, in 2009 the Company entered into a funding agreement with HLIC in the amount of $1,468,809,904 for the purpose of funding these payments. The funding agreement calls for scheduled annual payouts on October 31 with interest at 5.16% through 2019. In connection with this reinsurance agreement, the Company collected premiums of $826,283, $859,383 and $824,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected premiums of $3,294,187, $3,559,447 and $3,413,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

- The Company assumes certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $2,817,698, $3,044,045 and $2,952,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company has a modified coinsurance ("Modco") reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd. The Company assumes 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2012 and 2011, the Company recorded a net (payable)/receivable of $(1,490,759) and $35,984,078, respectively, and collected premiums of $9,541,634, $10,370,089, and $344,271,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

C.  REINSURANCE CEDED TO AFFILIATES

The Company has a Modco and coinsurance with funds withheld reinsurance agreement ("WRR Agreement") with White River Life Reinsurance Company ("WRR"), an affiliated captive insurance company unauthorized in the State of Connecticut. The Company cedes to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK; and, as of November 1, 2010, GMDB and GMWB riders assumed by the Company from HLL.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2012 and 2011, the Company recorded a receivable of $172,250,508 and $0 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $527,400,013 and $221,498,890, respectively, reported within Other liabilities ; Funds held under reinsurance treaties with unauthorized reinsurers of $212,088,584 and $189,281,081, respectively; and paid premiums of $719,723,726, $885,985,397, and $1,558,884,000, for the years ended
December 31, 2012, 2011, and 2010, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company ("Champlain Life"), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain Life uses a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit has been assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net $0 future impact to surplus. The Company reported paid premiums of $200,281,441, $209,973,214 and $348,509,000 for the years ended December 31,
2012, 2011 and 2010, respectively. See Note 16.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity. Because of this transaction, the Company will cease ceding new business to WRR.

7.  PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following table presents premiums and annuity considerations (deferred and uncollected) as of December 31:

                                                            2012                                      2011
                                              Gross             Net of Loading          Gross             Net of Loading
----------------------------------------------------------------------------------------------------------------------------
TYPE
Ordinary new business                        $1,616,249             $1,988,768         $3,057,394             $3,574,806
Ordinary renewal                             17,869,947             21,931,463         16,480,250             13,986,006
Group life                                       49,363                 32,976             54,208                 35,800
                                          -------------          -------------      -------------          -------------
                                   TOTAL    $19,535,559            $23,953,207        $19,591,852            $17,596,612
                                          -------------          -------------      -------------          -------------

8.  RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees were charged by HIMCO and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2012 and 2011, the Company reported $13,512,043 and $19,756,182, respectively, as receivables from and $35,894,640 and $23,109,160, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POSTEMPLOYMENT BENEFITS

The Hartford maintains The Hartford Retirement Plan for U.S. Employees, a U.S. qualified defined benefit pension plan (the "Plan") that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

Effective December 31, 2012, the Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the cash balance formula of the plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012. The Hartford announced these changes in April 2012.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred expenses related to the Pension Plans of $22,147,339, $18,704,662 and $15,265,680, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. As of December 31, 2012, the Hartford's other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. The Hartford announced these changes in April 2012. For the years ended December 31, 2012, 2011 and 2010, the Company incurred expense related to the other postretirement benefit plans of $664,015, $1,383,478 and $1,567,512, respectively.

Substantially all employees of the Company are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of base salary, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The expenses allocated to the Company for the years ended December 31, 2012, 2011 and 2010 were $4,731,580, $4,883,327 and $5,756,026, respectively.

Effective January 1, 2013, the Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Hartford's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

The Company participates in postemployment plans sponsored by Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2012, 2011, and 2010, the Company was allocated expenses under these plans of $591,375, $664,382, and $712,102, respectively. In addition, expenses for the Company under this plan were $125,785, $32,433 and ($395,700) for the years ended December 31, 2012, 2011 and 2010, respectively, resulting from valuation adjustments.

10.  CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the "Commissioner"), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. In 2012, 2011, and 2010, ordinary dividends of $0, $0 and $72,000,000, respectively, were paid. With respect to dividends to its parent HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $82,204,354 in 2013.

UNASSIGNED FUNDS

The portion of unassigned funds reduced by each item below at December 31, was as follows:

                                                2012             2011
--------------------------------------------------------------------------
Unrealized capital losses, net of tax         $934,084,695    $201,370,652
Nonadmitted asset values                     1,168,207,992     519,577,245
Asset valuation reserve                        162,571,194     179,493,239
Provision for reinsurance                               --           1,100

11.  SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $45,851,885,131 and $48,255,070,982 as of December 31, 2012 and 2011, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines into Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2012 and 2011, the Company's Separate Account statement included legally insulated assets of $45,851,885,131 and $48,255,070,982, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $971,069,837, $1,095,419,763 and $1,172,978,000 for the years ended December 31, 2012, 2011 and 2010, respectively, and are recorded as a component of fee income on the Company's Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2012 is as follows:

                                                            NONINDEXED
                                                            GUARANTEED        NONINDEXED
                                                            LESS THAN         GUARANTEED       NONGUARANTEED
                                                             OR EQUAL         MORE THAN          SEPARATE
                                            INDEXED           TO 4%               4%             ACCOUNTS             TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits for        $ --             $ --              $ --             $905,791,935       $905,791,935
 the year ended 2012:
                                              ----             ----              ----        -----------------  -----------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                    --               --                --           45,201,230,236     45,201,230,236
  Amortized cost                                --               --                --                       --                 --
                                              ----             ----              ----        -----------------  -----------------
                         TOTAL RESERVES         --               --                --           45,201,230,236     45,201,230,236
                                              ----             ----              ----        -----------------  -----------------
By withdrawal characteristics:
 Subject to discretionary withdrawal            --               --                --                       --                 --
 With fair value adjustment                     --               --                --                       --                 --
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of 5% or more
 At fair value                                  --               --                --           45,070,354,835     45,070,354,835
 At book value without fair value               --               --                --                       --                 --
  adjustment and with surrender charge
  of less than 5%
                                              ----             ----              ----        -----------------  -----------------
                               SUBTOTAL         --               --                --           45,070,354,835     45,070,354,835
 Not subject to discretionary                   --               --                --              130,875,401        130,875,401
  withdrawal
                                              ----             ----              ----        -----------------  -----------------
                                  TOTAL       $ --             $ --              $ --         $ 45,201,230,236   $ 45,201,230,236
                                              ----             ----              ----        -----------------  -----------------

Below is the reconciliation of Net transfers from Separate Accounts as of December 31,

                                                                 2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                   $905,791,935            $866,204,030          $1,066,846,000
Transfer from Separate Accounts                                8,502,888,504           8,302,354,037           7,208,445,000
                                                           -----------------       -----------------       -----------------
Net transfer from Separate Accounts                           (7,597,096,569)         (7,436,150,007)         (6,141,599,000)
Internal exchanges and other Separate Account activity            (4,353,290)            (10,460,311)             (2,822,000)
                                                           -----------------       -----------------       -----------------
Transfer from Separate Accounts on the Statements of         $(7,601,449,859)        $(7,446,610,318)        $(6,144,421,000)
 Operations
                                                           -----------------       -----------------       -----------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

(B) GUARANTY FUNDS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $41,397 (which includes refunds received), $777,869 and $166,851 in 2012, 2011 and 2010 respectively, of which $202,259, $694,413 and $34,365 in 2012, 2011 and
2010 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,635,667 and $3,433,408 as of December 31, 2012 and 2011, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by The Hartford's life insurance companies was $7,635,952, $8,039,174 and $6,941,575 in 2012, 2011 and 2010, respectively.
Future minimum rental commitments are as follows:

2013                               $4,807,155
2014                                3,331,208
2015                                2,612,822
2016                                1,943,629
2017                                1,202,669
                                -------------
Total                             $13,897,483
                                -------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the fourth quarter of 2012 and is expected to conclude by the end of 2014. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account dividend received deduction ("DRD") is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $83,835,300, $119,417,997 and $88,631,465 related to the Separate Account DRD for the years ended December 31, 2012, 2011 and 2010, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(5,164,700), $938,384 and $(4,168,534) in 2012,
2011 and 2010, respectively.

The Company receives a foreign tax credit for foreign taxes paid including payments from its Separate Account assets. This credit reduces the Company's U.S. tax liability. The Separate Account foreign tax credit is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through from the mutual funds. The Company recorded benefits of $6,614,650, $6,751,856, and $2,396,560 related to Separate Account foreign tax credit in the years ended December 31, 2012, 2011 and 2010, respectively.

(E) FUNDING OBLIGATIONS

At December 31, 2012, the Company had outstanding commitments totaling $2,189,520 of which $2,189,520 is committed to fund limited partnership investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferred premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 State of Connecticut audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company recorded an adjustment to "Capital and Surplus" of $(7,208,000) in 2010 representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571,000 in "Change in nonadmitted assets" and $(21,779,000) in "Correction of prior year error." The change in calculation and accounting decreased net income by approximately $0 and $1,973,000, for 2011 and 2010, respectively. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2011 and 2010.

14.  SALES OF AFFILIATES

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704,000 for the sale of HICC and $20,043,000 for the sale of HAIL.

On November 30, 2012, the Company completed the sale of Woodbury Financial Services, Inc. ("Woodbury Financial Services", "WFS"), a wholly-owned subsidiary, to AIG Advisor Group, Inc. ("AIG Advisor Group"), a subsidiary of American International Group, Inc. The disposition resulted in a gain of $37 million before tax.

15.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2012, through October 21, 2013, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America ("Prudential"), a subsidiary of Prudential Financial, Inc. for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford's strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and is estimated to result in a before tax gain greater than $1.0 billion consisting of a reinsurance gain and investment-related gains, and an estimated increase to surplus greater than $1.0 billion, before tax. A reinsurance gain of approximately $600 million will be deferred and amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of separate account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The Company simultaneously recaptured the individual life insurance assumed by an affiliate, Champlain Life Reinsurance Company ("Champlain"). As a result, on January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above include the release of the Company's remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

On February 5, 2013, the Company received permission from the Commissioner to pay an extraordinary dividend of $1,050,000,000 to its parent, HLIC. The Company paid this return of capital on February 22, 2013.

On June 27, 2013, The Hartford announced it had entered into a definitive agreement to sell Hartford Life International Limited (HLIL), a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. The purchase price is based on HLIL's financial position as of March 31, 2013. Certain accounting results that occur after March 31, 2013 through the date of the closing of the transaction are passed to the buyer. At closing, HLIL's sole asset will be its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The sale is expected to close by the end of 2013, subjuect to regulatory approvals and customary closing conditions. As a result of the sale, ILA's surplus is expected to decrease by approximately $140 million, after tax. As part of the transaction, the Company will novate its Modco reinsurance agreement with HLL.

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)  Not Applicable.
(c)  Principal Underwriting Agreement.(2)
(d)  Form of Flexible Premium Variable Life Insurance Policy.(4)
     (1)   Estate Protection Rider(7)
     (2)   Guaranteed Minimum Accumulation Benefit Rider(7)
     (3)   Guaranteed Paid-Up Death Benefit Rider(7)
     (4)   Last Survivor Exchange Option Rider(7)
     (5)   LifeAccess Accelerated Benefit Rider(7)
     (6)   Overloan Protection Rider(7)
(e)  Form of Application for Flexible Premium Variable Life Insurance
     Policies.(3)
(f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(6)
(g)  Reinsurance Contract.
     (1)   Canada Life Assurance Company(7)
           (i)   Amendment Nos. 5, 7, 8, and 9(9)
           (ii)  Amendment Nos. 4 through 6(9)
     (2)   Revois Reinsurance U.S. Inc.(7)
     (3)   RGA Reinsurance Company(7)
           (i)   Amendment(9)
     (4)   SCOR Global Life Americas Reinsurance Company(9)
     (5)   Swiss RE Life & Health America, Inc.(7)
           (i)   Amendment Nos. 10 through 13(9)
     (6)   Transamerica Financial Life Insurance Company(7)
           (i)   Amendment Nos. 7 through 14(9)
     (7)   The Prudential Insurance Company of America(9)
(h)  Participation Agreements and Amendments.
     (1)   AllianceBernstein Variable Products Series Fund, Inc.(7)
     (2)   American Funds Insurance Series(7)
           (i)   Amendment No. 6(9)
     (3)   Fidelity Variable Insurance Products(7)
     (4)   Franklin Templeton Variable Products Trust(7)
     (5)   Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(7)
     (6)   Invesco Variable Insurance Funds(7)
     (7)   Lord Abbett Series Fund, Inc.(7)
     (8)   MFS Variable Insurance Trust(7)
     (9)   Putnam Variable Trust(7)
           (i) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(5)
           (ii) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(5)
(i)  Administrative Services Agreements and Amendments.
     (1)   Fidelity Variable Insurance Products(7)
     (2)   Franklin Templeton(7)
     (3)   Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(7)
     (4)   Invesco Variable Insurance Funds(7)
     (5)   Lord Abbett Series Fund, Inc.(7)
     (6)   The Prudential Insurance Company of America(9)

(j)  Not Applicable.
(k) Opinion and Consent of Lisa M. Proch, Vice President and Assistant General Counsel.
(l)  Actuarial Opinion.(8)
(m)  Calculations.(8)
(n)  (1)   Consent of Independent Registered Public Accounting Firm
     (2)   Consent of Independent Auditors
     (3)   Copy of Power of Attorney.
(o)  No financial statement will be omitted.
(p)  Not Applicable.
(q)  Memorandum describing transfer and redemption procedures.(8)

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89988, on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 23, 2012.

(3) Incorporated by reference to the Initial Filing of the Registration Statement on Form S-6, File No. 333-67373, on November 17, 1998.

(4) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-155092, filed with the Securities and Exchange Commission on May 5, 2009.

(5) Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement on Form N-4, File No. 333-148565, filed on May 3, 2010.

(6) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-6, File No. 333-148816, filed with the Securities and Exchange Commission on April 23, 2012.

(7) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-155092, filed with the Securities and Exchange Commission on April 23, 2012.

(8) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 22, 2013.

(9) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-155092, filed with the Securities and Exchange Commission on April 22, 2013.

ITEM 27  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon (1)               Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Michael Fish                        Actuary, Vice President
John W. Gallant                     Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (2)                Actuary, Vice President
Charles E. Hunt (1)                 Vice President
Donald C. Hunt (1)                  Assistant Secretary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
William P. Meaney (1)               Senior Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Colleen B. Pernerewski              Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Robert E. Primmer                   Senior Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark M. Socha (1)                   Vice President
Jahn Marie Surette                  Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Connie Tang (1)                     Actuary, Vice President
Diane E. Tatelman                   Vice President
Anthony Vidovich (1)                Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement, File No. 333-148814, filed on April 22, 2013.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a "Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VLI I

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                          POSITIONS AND OFFICES
NAME                                                         WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Diana Benken(1)               Chief Financial Officer and Controller/FINOP
Christopher S. Connor(4)      AML Officer & Chief Compliance Officer
Michael J. Fixer(2)           Assistant Treasurer & Assistant Vice President
Denise Gagnon(1)              Privacy Officer
Sarah J. Harding(2)           Assistant Secretary
Audrey E. Hayden(2)           Assistant Secretary
Michael R. Hazel(1)           Assistant Vice President
Kathleen E. Jorens(2)         Vice President & Assistant Treasurer
Robert W. Paiano(2)           Senior Vice President, Treasurer
Cathleen Shine(1)             Secretary
Diane E. Tatelman(2)          Vice President/Corporate Tax
Eamon J. Twomey(3)            Vice President and Chief Operating Officer
Jane Wolak(1)                 Director
Melinda Zwecker(2)            Assistant Vice President

------------

The principal business address of each of the above individuals are:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  One Hartford Plaza, Hartford, CT 06155

(3)  1 Griffin Road North, Windsor, CT 06095

(4)  100 Matsonford Road, Radnor, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

The Hartford                                        200 Hopmeadow Street, Simsbury, CT 06089
Hartford Equity Sales Company, Inc.                 200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         213 Washington Street, Newark, NJ 07102

ITEM 32.  MANAGEMENT SERVICES

     On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 21st day of October, 2013.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    Beth A. Bombara*                     *By:   /s/ Sun-Jin Moon
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Sun-Jin Moon
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board,
       Director*

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       President, Chief Executive Officer
       and Chairman of the Board,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                   *By:   /s/ Sun-Jin Moon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                       Sun-Jin Moon
 Director*                                                                Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief                  Date:  October 21, 2013
 Accounting Officer, Chief Financial Officer*

333-155092

                                 EXHIBIT INDEX

(k)  Opinion and consent of Lisa M. Proch, Vice President and Assistant General
     Counsel.
(n)  (1)   Consent of Independent Registered Public Accounting Firm
(n)  (2)   Consent of Independent Auditors
(n)  (3)   Copy of Power of Attorney